                                                       Registration No. 33-16999
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                              -------------------



                         POST-EFFECTIVE AMENDMENT NO. 16
                                   TO FORM S-6


              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                              -------------------


                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                              (EXACT NAME OF TRUST)


                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)


                                 DENNIS W. CLICK
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                              -------------------

This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus and the Financial Statements.

It is proposed that this filing will become effective (check appropriate box).


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 1998 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Modified Single Premium Variable Life Insurance Policies

Approximate date of proposed offering: Continuously on and after May 1, 1998

[ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.


================================================================================

                                    1 of 117

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2
N-8B-2 ITEM                                      CAPTION IN PROSPECTUS
-----------                                      ---------------------

 1........................................Nationwide Life Insurance Company
                                          The Variable Account
 2........................................Nationwide Life Insurance Company
 3........................................Custodian of Assets
 4........................................Distribution of The Policies
 5........................................The Variable Account
 6........................................Not Applicable
 7........................................Not Applicable
 8........................................Not Applicable
 9........................................Legal Proceedings
10........................................Information About The Policies; How
                                          The Cash Value Varies; Right to
                                          Exchange for a Fixed Benefit Policy;
                                          Reinstatement; Other Policy
                                          Provisions
11........................................Investments of The Variable Account
12........................................The Variable Account
13........................................Policy Charges
                                          Reinstatement
14........................................Underwriting and Issuance - Premium
                                          Payments
                                          Minimum Requirements for Issuance
                                          of a Policy
15........................................Investments of the Variable Account;
                                          Premium Payments
16........................................Underwriting and Issuance -
                                          Allocation of Cash Value
17........................................Surrendering The Policy for Cash
18........................................Reinvestment
19........................................Not Applicable
20........................................Not Applicable
21........................................Policy Loans
22........................................Not Applicable
23........................................Not Applicable
24........................................Not Applicable
25........................................Nationwide Life Insurance Company
26........................................Not Applicable
27........................................Nationwide Life Insurance Company
28........................................Company Management
29........................................Company Management
30........................................Not Applicable
31........................................Not Applicable
32........................................Not Applicable
33........................................Not Applicable
34........................................Not Applicable
35........................................Nationwide Life Insurance Company
36........................................Not Applicable
37........................................Not Applicable
38........................................Distribution of The Policies
39........................................Distribution of The Policies
40........................................Not Applicable
41(a).....................................Distribution of The Policies
42........................................Not Applicable

N-8B-2 ITEM                                      CAPTION IN PROSPECTUS
-----------                                      ---------------------

43........................................Not Applicable
44........................................How The Cash Value Varies
45........................................Not Applicable
46........................................How The Cash Value Varies
47........................................Not Applicable
48........................................Custodian of Assets
49........................................Not Applicable
50........................................Not Applicable
51........................................Summary of The Policies; Information
                                          About The Policies
52........................................Substitution of Securities
53........................................Taxation of The Company
54........................................Not Applicable
55........................................Not Applicable
56........................................Not Applicable
57........................................Not Applicable
58........................................Not Applicable
59........................................Financial Statements

                        NATIONWIDE LIFE INSURANCE COMPANY
                          Home Office: P.O. Box 182150
                              One Nationwide Plaza
                            Columbus, Ohio 43218-2150
                       (800) 547-7548, TDD (800) 238-3035

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES*
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                  THROUGH ITS NATIONWIDE VLI SEPARATE ACCOUNT-2

The Policies offered by this prospectus are variable life insurance policies (collectively referred to as the "Policies"). The Policies are designed to provide life insurance coverage on the Insured named in the Policy. The Policies may also provide a Cash Surrender Value if the Policy is terminated during the lifetime of the Insured. The death benefit and Cash Value of the Policies may vary to reflect the experience of the Nationwide VLI Separate Account-2 (the "Variable Account") or the Fixed Account to which Cash Values are allocated.

The Policies described in this prospectus may meet the definition of "modified endowment contracts" under Section 7702A of the Internal Revenue Code (the "Code"). The Code provides for taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts in the same way annuities are taxed. Any distribution is taxable to the extent the Cash Value of the Policy exceeds, at the time of the distribution, the premiums paid into the Policy. The Code also provides for a 10% tax penalty on the taxable portion of such distributions. That penalty is applicable unless the distribution is: 1) paid after the Policy Owner is 59 1/2 or disabled; or 2) part of an annuity to the Policy Owner as defined in the Code (see "Tax Matters").

It may not be advantageous to replace existing insurance with Policies described in this prospectus. It may also be disadvantageous to purchase a Policy to obtain additional insurance protection if the purchaser already owns another variable life insurance Policy. The Policies may not be advantageous for persons who may wish to make Policy loans or withdrawals prior to attaining age 59 1/2 (see "Tax Matters").

The Policy Owner may allocate premiums and Cash Value to one or more of the Sub-Accounts and the Fixed Account. The assets of each Sub-Account will be used to purchase, at Net Asset Value, shares of a designated Underlying Mutual Fund in the following series of the Underlying Mutual Fund options:



AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.,                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
A MEMBER OF THE AMERICAN CENTURY(SM)                         ("VIP III"):
FAMILY OF INVESTMENTS:                                            -VIP III Growth Opportunities Portfolio
     - American Century VP Balanced                          MORGAN STANLEY UNIVERSAL FUNDS, INC.
     - American Century VP Capital Appreciation                   -Emerging Markets Debt Portfolio
     - American Century VP Income & Growth                   NATIONWIDE SEPARATE ACCOUNT TRUST (NSAT):
     - American Century VP International                          -Capital Appreciation Fund
     - American Century VP Value                                  -Government Bond Fund
DREYFUS:                                                          -Money Market Fund
     -The Dreyfus Socially Responsible Growth Fund                -Nationwide Small Cap Value Fund
     -Dreyfus Stock Index Fund, Inc.                              -Nationwide Small Company Fund
DREYFUS VARIABLE INVESTMENT FUND:                                 -Total Return Fund
     -Capital Appreciation Portfolio                         NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST:
     -Growth & Income Portfolio**                                 -Limited Maturity Bond Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND                         -Growth Portfolio
("VIP"):                                                          -Guardian Portfolio
     -VIP Equity-Income Portfolio                                 -Partners Portfolio
     -VIP Growth Portfolio                                   OPPENHEIMER VARIABLE ACCOUNT FUNDS:
     -VIP High Income Portfolio**                                 -Bond Fund
     -VIP Overseas Portfolio                                      -Global Securities Fund
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:                     -Growth Fund
("VIP II"):                                                       -Multiple Strategies Fund
     -VIP II Asset Manager Portfolio                         STRONG OPPORTUNITY FUND II, INC. (FORMERLY, STRONG
     -VIP II Contrafund Portfolio                            SPECIAL FUND II, INC.)



STRONG VARIABLE INSURANCE FUNDS, INC.:                       VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST:
     -Discovery Fund II, Inc.                                     -Morgan Stanley Real Estate Securities Portfolio
     -International Stock Fund II                            WARBURG PINCUS TRUST:
VAN ECK WORLDWIDE INSURANCE TRUST:                                -International Equity Portfolio
     -Worldwide Bond Fund                                         -Post-Venture Capital Portfolio**
     -Worldwide Emerging Markets Fund                             -Small Company Growth Portfolio
     -Worldwide Hard Assets Fund



*The contract is titled a "Flexible Premium Variable Life Insurance Policy" in Texas.


**The Growth & Income Portfolio, Fidelity VIP High Income Portfolio and the Warburg Pincus Trust - Post-Venture Capital Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE BENEFITS DESCRIBED IN THIS PROSPECTUS MAY NOT BE AVAILABLE IN EVERY JURISDICTION. PLEASE REFER TO YOUR POLICY FOR SPECIFIC BENEFIT INFORMATION.


THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A PROSPECTUS FOR THE UNDERLYING MUTUAL FUND OPTION(S) BEING CONSIDERED MUST ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ IN CONJUNCTION HEREWITH.

INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, THE ADVISER OF ANY OF THE UNDERLYING MUTUAL FUNDS IDENTIFIED ABOVE, THE U.S. GOVERNMENT, OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.

NATIONWIDE LIFE INSURANCE COMPANY (THE "COMPANY") GUARANTEES THAT THE DEATH BENEFIT FOR A POLICY WILL NEVER BE LESS THAN THE SPECIFIED AMOUNT STATED ON THE POLICY DATA PAGE AS LONG AS THE POLICY IS IN FORCE. THERE IS NO GUARANTEED CASH SURRENDER VALUE. IF THE CASH SURRENDER VALUE IS INSUFFICIENT TO COVER THE CHARGES UNDER THE POLICY, THE POLICY WILL LAPSE.


THE SEC MAINTAINS A WEBSITE, WWW.SEC.GOV, THAT CONTAINS MATERIAL INCORPORATED BY REFERENCE RELATING TO THIS PROSPECTUS.

INFORMATION ABOUT THIS PRODUCT AND OTHER BEST OF AMERICA PRODUCTS CAN BE OBTAINED FROM THE WORLD WIDE-WEB AT WWW.BESTOFAMERICA.COM.


THIS PROSPECTUS GENERALLY DESCRIBES ONLY THAT PORTION OF THE CASH VALUE ALLOCATED TO THE VARIABLE ACCOUNT. FOR A BRIEF SUMMARY OF THE FIXED ACCOUNT OPTION, SEE "THE FIXED ACCOUNT OPTION."


                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                                GLOSSARY OF TERMS

ATTAINED AGE- The Insured's age on the Policy Date, plus the number of full years since the Policy Date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Cash Value of the Variable Account.

BENEFICIARY- The person to whom the proceeds due on the Insured's death are paid.

CASH VALUE- The sum of the value of Policy assets in the Variable Account, Fixed Account and any associated value in the Policy Loan Account.

CASH SURRENDER VALUE- The Policy's Cash Value, less any indebtedness under the Policy, less any Surrender Charge.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

DEATH PROCEEDS- Amount of money payable to the Beneficiary if the Insured dies while the Policy is in force.

FIXED ACCOUNT- An investment option which is funded by the General Account of the Company.

GENERAL ACCOUNT- All assets of the Company other than those of the Variable Account or in other separate accounts that have been or may be established by the Company.

GUIDELINE SINGLE PREMIUM- The amount of single premium calculated in accordance with the provisions of the Code. It represents the single premium required to mature the Policy under guaranteed mortality and expense charges, and an interest rate of 6%.

HOME OFFICE- The main office of the Company located in Columbus, Ohio.

INSURED- The person whose life is covered by the Policy, and who is named on the Policy data page.

MATURITY DATE- The Policy Anniversary on or following the Insured's 95th birthday.

MONTHLY ANNIVERSARY DAY- The same day as the Policy Date for each succeeding month.


NET ASSET VALUE- The value of one share of an Underlying Mutual Fund at the end of a market day or at the close of the New York Stock Exchange. Net Asset Value is computed by adding the value of all portfolio holdings plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding.


POLICY ANNIVERSARY- An anniversary of the Policy Date.

POLICY CHARGES- All deductions made from the value of the Variable Account or the Policy Cash Value.

POLICY DATE- The date the provisions of the Policy take effect, as shown on the Policy data page.

POLICY LOAN ACCOUNT- The portion of the Cash Value which results from Policy loans.

POLICY OWNER- The person designated in the Policy application as the owner. In the State of New York, the Policies are offered as "Certificates" for "Certificate Owners" under a group contract rather than individual Policies. The provisions of both the Certificates and the Policies are essentially the same and references to the provisions of Policies and rights of Policy Owners in this prospectus include Certificates and Certificate Owners.

POLICY YEAR- Each year commencing with the Policy Date and each Policy Date anniversary thereafter.

SPECIFIED AMOUNT- A dollar amount used to determine the death benefit under a Policy. It is shown on the Policy data page.


SUB-ACCOUNT- Separate and distinct divisions of the Variable Account, to which specific Underlying Mutual Fund shares are allocated and for which Accumulation Units are separately maintained.


SURRENDER CHARGE- An amount deducted from the Cash Value if the Policy is surrendered.

UNDERLYING MUTUAL FUNDS- The underlying mutual funds which correspond to the Sub-Accounts.


VALUATION DATE- Each day the New York Stock Exchange and the Home Office are open for business or any other day during which there is sufficient degree of trading that the current Cash Value might be materially affected.

VALUATION PERIOD- A period commencing with the close of business on a Valuation Date and ending at the close of business for the next succeeding Valuation Date.


VARIABLE ACCOUNT- A separate investment account of Nationwide Life Insurance Company. Nationwide VLI Separate Account-2.

                                TABLE OF CONTENTS

GLOSSARY OF TERMS............................................................................................3
SUMMARY OF THE POLICIES......................................................................................7
         Variable Life Insurance.............................................................................7
         The Variable Account and its Sub-Accounts...........................................................7
         The Fixed Account...................................................................................7
         Deductions and Charges..............................................................................7
         Premiums............................................................................................8
NATIONWIDE LIFE INSURANCE COMPANY............................................................................8
THE VARIABLE ACCOUNT.........................................................................................8
         Investments of the Variable Account.................................................................8
         American Century Variable Portfolios, Inc.,
              a member of American Century(SM) Family of Investments........................................10
         Dreyfus............................................................................................11
         Dreyfus Variable Investment Fund...................................................................11
         Fidelity Variable Insurance Products Fund..........................................................12
         Fidelity Variable Insurance Products Fund II.......................................................12
         Fidelity Variable Insurance Products Fund III......................................................13
         Morgan Stanley Universal Funds, Inc................................................................13
         Nationwide Separate Account Trust..................................................................13
         Neuberger & Berman Advisers Management Trust.......................................................14
         Oppenheimer Variable Account Funds.................................................................15
         Strong Opportunity Fund II, Inc....................................................................15
         Strong Variable Insurance Funds, Inc...............................................................15
         Van Eck Worldwide Insurance Trust..................................................................16
         Van Kampen American Capital Life Investment Trust..................................................16
         Warburg Pincus Trust...............................................................................16
         Reinvestment.......................................................................................17
         Transfers..........................................................................................17
         Dollar Cost Averaging..............................................................................18
         Substitution of Securities.........................................................................18
         Voting Rights......................................................................................18
INFORMATION ABOUT THE POLICIES..............................................................................19
         Underwriting and Issuance..........................................................................19
         -Minimum Requirements for Issuance of a Policy.....................................................19
         -Premium Payments..................................................................................19
         -Allocation of Cash Value..........................................................................19
         -Short-Term Right to Cancel Policy.................................................................19
POLICY CHARGES..............................................................................................20
         Deductions from Premiums...........................................................................20
         Deductions from Cash Value.........................................................................20
         -Charges on Surrender..............................................................................20
         -Annual Administrative Charge......................................................................20
         -Cost of Insurance Charge..........................................................................21
         Deductions from the Sub-Accounts...................................................................21
         -Mortality and Expense Risk Charge.................................................................21
         -Administrative Expense Charge.....................................................................21
         -Premium Tax Recovery Charge.......................................................................22
         -Income Tax Charge.................................................................................22
         -Expenses of the Underlying Mutual Funds...........................................................22
HOW THE CASH VALUE VARIES...................................................................................25
         How the Investment Experience is Determined........................................................25
         Net Investment Factor..............................................................................25
         Determining the Cash Value.........................................................................26
         Valuation Periods and Valuation Dates..............................................................26
SURRENDERING THE POLICY FOR CASH............................................................................26
         Right to Surrender.................................................................................26
         Cash Surrender Value...............................................................................26
         Partial Surrenders.................................................................................26
         Maturity Proceeds..................................................................................27



         Income Tax Withholding.............................................................................27
POLICY LOANS................................................................................................27
         Taking a Policy Loan...............................................................................27
         Effect on Investment Performance...................................................................27
         Interest...........................................................................................27
         Effect on Death Benefit and Cash Value.............................................................28
         Repayment..........................................................................................28
HOW THE DEATH BENEFIT VARIES................................................................................28
         -Calculation of the Death Benefit..................................................................28
         -Proceeds Payable on Death.........................................................................28
RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY................................................................29
CHANGES OF INVESTMENT POLICY................................................................................30
GRACE PERIOD................................................................................................30
REINSTATEMENT...............................................................................................30
THE FIXED ACCOUNT OPTION....................................................................................30
COVERAGE....................................................................................................31
         Changes in the Specified Amount....................................................................31
         Changes in the Death Benefit Option................................................................31
OTHER POLICY PROVISIONS.....................................................................................31
         Policy Owner.......................................................................................31
         Beneficiary........................................................................................31
         Assignment.........................................................................................32
         Incontestability...................................................................................32
         Error in Age or Sex................................................................................32
         Suicide............................................................................................32
         Nonparticipating Policies..........................................................................32
         Riders.............................................................................................32
LEGAL CONSIDERATIONS........................................................................................32
DISTRIBUTION OF THE POLICIES................................................................................32
CUSTODIAN OF ASSETS.........................................................................................33
TAX MATTERS.................................................................................................33
         Policy Proceeds....................................................................................33
         -Federal Estate and Generation-Skipping Transfer Taxes.............................................34
         -Non-Resident Aliens...............................................................................34
         Taxation of the Company............................................................................35
         -Tax Changes.......................................................................................35
THE COMPANY.................................................................................................35
COMPANY MANAGEMENT..........................................................................................36
         Directors of the Company...........................................................................36
         Executive Officers of the Company..................................................................38
OTHER CONTRACTS ISSUED BY THE COMPANY.......................................................................38
STATE REGULATION............................................................................................38
REPORTS TO POLICY OWNERS....................................................................................39
ADVERTISING.................................................................................................39
YEAR 2000 COMPLIANCE ISSUES.................................................................................39
LEGAL PROCEEDINGS...........................................................................................39
EXPERTS.....................................................................................................40
REGISTRATION STATEMENT......................................................................................40
LEGAL OPINIONS..............................................................................................40
APPENDIX 1..................................................................................................41
APPENDIX 2..................................................................................................42
APPENDIX 3..................................................................................................53
FINANCIAL STATEMENTS........................................................................................58


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

THE PRIMARY PURPOSE OF THE POLICIES IS TO PROVIDE LIFE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED IN THE POLICY. NO CLAIM IS MADE THAT THE POLICIES ARE IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

                             SUMMARY OF THE POLICIES

VARIABLE LIFE INSURANCE


The Policies offered by the Company are similar in many ways to fixed-benefit whole life insurance. As with fixed-benefit whole life insurance, the Policy Owner pays a premium for life insurance coverage on the Insured. Also like fixed-benefit whole life insurance, the Policies may provide for a Cash Surrender Value which is payable if the Policy is terminated during the Insured's lifetime. As with fixed-benefit whole life insurance, the Cash Surrender Value during the early Policy years may be substantially lower than the premiums paid.


However, the Policies differ from fixed-benefit whole life insurance in several respects. Unlike fixed-benefit whole life insurance, the death benefit and Cash Value of the Policies may increase or decrease to reflect the investment performance of the Sub-Accounts or the Fixed Account to which Cash Values are allocated (see "How the Death Benefit Varies"). There is no guaranteed Cash Surrender Value (see "How the Cash Value Varies"). If the Cash Surrender Value is insufficient to pay Policy Charges, the Policy will lapse.

THE VARIABLE ACCOUNT AND ITS SUB-ACCOUNTS


The Company places the Cash Value in the Variable Account at the time the Policy is issued. The Policy Owner selects the Sub-Accounts or the Fixed Account into which the Cash Value will be allocated (see "Allocation of Cash Value"). When the Policy is issued, the Cash Value will be allocated to the NSAT- Money Market Fund (for any Cash Value allocated to a Sub-Account on the application) or the Fixed Account until the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy. Assets of each Sub-Account are invested at Net Asset Value in shares of a corresponding Underlying Mutual Fund option. For a description of the Underlying Mutual Fund options and their investment objectives, see "Investments of the Variable Account."


THE FIXED ACCOUNT

The Fixed Account is funded by the assets of the General Account. Cash Values allocated to the Fixed Account are credited with interest daily at a rate declared by the Company. The interest rate declared is at the Company's sole discretion, but may never be less than an effective annual rate of 4%.

DEDUCTIONS AND CHARGES

The Company deducts certain charges from the assets of the Variable Account and the Cash Value of the Policy. These charges are made for administrative and sales expenses, state premium taxes, providing life insurance protection and assuming the mortality and expense risks.

The Company deducts a charge for the cost of insurance from the Cash Value on the Policy Date and each Monthly Anniversary Day. The Company deducts an annual policy administrative charge from the Cash Value at the beginning of each Policy Year after the first. The current annual charge is $90 ($65 in New York) for total premium payments less than $25,000 and $50 for total premium payments greater than or equal to $25,000. This charge is guaranteed never to exceed $135 ($120 in New York) for total premium payments less than $25,000 and $75 for total premium payments greater than or equal to $25,000. The Company also deducts on a daily basis from the assets of the Variable Account a charge to provide for mortality and expense risks, administrative charges and premium tax recovery. These current charges are equal on an annual basis to 1.30% of the Variable Account assets for the first 10 Policy Years and 1.00% thereafter and are guaranteed never to exceed 1.60% and 1.30% respectively. For Policies which are surrendered, the Company may deduct a Surrender Charge. The Surrender Charge associated with each premium payment will not exceed 8.5% of the premium payment, and will be applied for nine years after the effective date of the premium payment. The Surrender Charge is designed to recover certain expenses incurred by the Company related to the sale of the Policies.


Underlying Mutual Fund shares are purchased at Net Asset Value, which reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each Underlying Mutual Fund's investment adviser for managing the Underlying Mutual Fund and selecting its portfolio of securities. Other Underlying Mutual Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians, and other companies that provide services to the Underlying Mutual Fund (see "Expenses of the Underlying Mutual Funds").

PREMIUMS

The minimum premium for which a Policy may be issued is $10,000. A Policy may be issued to an Insured up to age 80.

For a limited time, the Policy Owner has a right to cancel the Policy and receive a full refund of premiums paid (see "Short-Term Right to Cancel Policy").

                        NATIONWIDE LIFE INSURANCE COMPANY

The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the "Nationwide Insurance Enterprise" which includes Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Life and Annuity Insurance Company, Nationwide Property and Casualty Company, National Casualty Company, Scottsdale Indemnity Company, Nationwide Indemnity Company and Nationwide General Insurance Company. The Home Office is at One Nationwide Plaza, Columbus, Ohio 43215.


The Company offers a complete line of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia, and Puerto Rico (for additional information, see "The Company").


                              THE VARIABLE ACCOUNT


The Variable Account was established by a resolution of the Company's Board of Directors on May 7, 1997 pursuant to Ohio law. The Company has caused the Variable Account to be registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"). The Company, One Nationwide Plaza, Columbus, Ohio 43215 serves as trustee for the trust. Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio 43215 serves as principal underwriter for the trust. Such registration does not involve supervision of the management of the Variable Account or the Company by the SEC.

The Variable Account is a separate investment account of the Company and as such, is not chargeable with the liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. The death benefit and Cash Value under the Policy may vary with the investment performance of the Sub-Accounts. (see "How the Death Benefit Varies" and "How the Cash Value Varies").

Net Premium payments and Cash Value are allocated within the Variable Account among one or more Sub-Accounts. The assets of each Sub-Account are used to purchase shares of the Underlying Mutual Funds designated by the Policy Owner. Thus, the investment performance of a Policy depends upon the investment performance of the Underlying Mutual Funds designated by the Policy Owner.


INVESTMENTS OF THE VARIABLE ACCOUNT


At the time of application, the Policy Owner elects to have the Cash Value allocated among one or more of the Sub-Accounts and the Fixed Account (see "Allocation of Cash Value"). When the Policy is issued, the Cash Value not allocated to the Fixed Account is placed in the NSAT-Money Market Fund (for any Cash Value allocated to a Sub-Account on the application) or Fixed Account until expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy. At the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy, shares of the Underlying Mutual Funds specified by the Policy Owner are purchased at Net Asset Value for the respective Sub-Account(s). Such election is subject to any minimum premium limitations which may be imposed by the Underlying Mutual Fund option(s). In addition, no less than 5% of premium may be allocated to any one Sub-Account or the Fixed Account. The Policy Owner may change the allocation of Cash Value or may transfer Cash Value from one Sub-Account to another, subject to such terms and conditions as may be imposed by each Underlying Mutual Fund option and as set forth in this prospectus (see "Transfers", "Allocation of Cash Value" and "Short-Term Right to Cancel Policy").

Additional premium payments, upon acceptance, will be allocated to the NSAT-Money Market Fund unless the Policy Owner specifies otherwise (see "Premium Payments").

Each of the Underlying Mutual Fund options is a series of registered investment companies which receive investment advice from a registered investment advisers:


   1) American Century Variable Portfolios, Inc., a member of the American Century(sm) Family of Investments, managed by American Century Investment Management, Inc.;

   2) Dreyfus Stock Index Fund, Inc., managed by The Dreyfus Corporation and Mellon Equity Associates;

   3) The Dreyfus Socially Responsible Growth Fund, Inc., managed by The Dreyfus Corporation and NCM Capital Management Group, Inc.;

   4)    Dreyfus Variable Investments Fund, managed by The Dreyfus Corporation;

   5) Fidelity Variable Insurance Products Fund, managed by Fidelity Management & Research Company;

   6) Fidelity Variable Insurance Products Fund II, managed by Fidelity Management & Research Company;

   7) Fidelity Variable Insurance Products Fund III, managed by Fidelity Management & Research Company;

   8) Morgan Stanley Universal Funds, Inc., managed by Morgan Stanley Asset Management, Inc.

   9) Nationwide Separate Account Trust, managed by Nationwide Advisory Services, Inc.;

   10) Neuberger & Berman Advisers Management Trust, managed by Neuberger & Berman Management Incorporated;

   11)   Oppenheimer Variable Account Funds, managed by OppenheimerFunds, Inc.;

   12) Strong Opportunity Fund II, Inc., managed by Strong Capital Management, Inc.;

   13) Strong Variable Insurance Funds, Inc., managed by Strong Capital Management, Inc.;

   14) Van Eck Worldwide Insurance Trust, managed by Van Eck Associates Corporation;

   15) Van Kampen American Capital Life Investment Trust managed by Van Kampen American Capital Asset Management, Inc.; and

   16)   Warburg Pincus Trust, managed by Warburg Pincus Asset Management, Inc.


The Underlying Mutual Fund options are NOT available to the general public directly. The Underlying Mutual Funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Underlying Mutual Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Underlying Mutual Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, Policy purchasers should understand that the Underlying Mutual Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Underlying Mutual Funds may differ substantially.

A summary of investment objectives is contained in the description of each Underlying Mutual Fund below. These Underlying Mutual Fund options are available only to serve as the underlying investment vehicle for variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies which may or may not be affiliated, also known as "mixed and shared funding." There are certain risks associated with mixed and shared funding, which are disclosed in the Underlying Mutual Funds' prospectuses. A full description of the Underlying Mutual Funds, their investment policies and restrictions, risks and charges are contained in the prospectuses of the respective Underlying Mutual Funds. A prospectus for the Underlying Mutual Fund option(s) being considered must accompany this prospectus and should be read in conjunction herewith.

Prospectuses for the Underlying Mutual Funds must be read in conjunction with this prospectus. A copy can be obtained without charge from the Company by calling 1-800-547-7548, TDD 1-800-238-3035, or by writing P.O. Box 182150,
Columbus, Ohio 43218-2150. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the American
Century(SM) Family of Investments, American Century Variable Portfolios is managed by American Century Investment Management, Inc.


-      AMERICAN CENTURY VP BALANCED
       Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. There can be no assurance that the Fund will achieve its investment objective.

-      AMERICAN CENTURY VP CAPITAL APPRECIATION
       Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally. The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.


-      AMERICAN CENTURY VP INCOME & GROWTH
       Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S & P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S & P 500 Stock Index. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.


-      AMERICAN CENTURY VP INTERNATIONAL
       Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stocks), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

-      AMERICAN CENTURY VP VALUE
       Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

       (Although the Statement of Additional Information concerning American Century Variable Portfolios, Inc., refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Policy Owners will receive cash from the Company.)

DREYFUS


-      THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND
       The Dreyfus Socially Responsible Growth Fund is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation serves as the Fund's investment advisor. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.


       Investment Objective: The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.


-      DREYFUS STOCK INDEX FUND, INC.
       Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers it's shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager.

       Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund (the "Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29,1986 and commenced operations August 31, 1990. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.


-      CAPITAL APPRECIATION PORTFOLIO
       Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.


-      GROWTH AND INCOME PORTFOLIO
       Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("VIP")
The Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ('FMR') is the Fund's manager.

-      VIP HIGH INCOME PORTFOLIO
       Investment Objective: To obtain a high level of current income by investing primarily in high-risk, high-yielding, lower rated fixed-income securities, while also considering growth of capital. The Fund's manager will seek high current income normally by investing the Fund's assets as follows:


       - at least 65% in income-producing debt securities and preferred stocks, including convertible securities, zero coupon securities, and mortgage-backed and asset-based securities;

       - up to 20% in common stocks and other equity securities when consistent with the Fund's primary objective or acquired as part of a unit combining fixed-income and equity securities.

Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Fund may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Fund's prospectus.


-      VIP EQUITY-INCOME PORTFOLIO
       Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

-      VIP GROWTH PORTFOLIO
       Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other Underlying mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

-      VIP OVERSEAS PORTFOLIO
       Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II ("VIP II")
The Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the Fund's manager.

-      VIP II ASSET MANAGER PORTFOLIO
       Investment Objective: To seek to obtain high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

-      VIP II CONTRAFUND PORTFOLIO
       Investment Objective: To seek capital appreciation by investing primarily in companies that the Fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III ("VIP III")
The Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. The Fund's name was changed from Fidelity Advisor Annuity Fund to Variable Insurance Products Fund III on December 30, 1996. The Fund's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the Fund's manager.

-      VIP III GROWTH OPPORTUNITIES PORTFOLIO:
       Investment Objective: To provide capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
Morgan Stanley Universal Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Fund is an open-end management investment company, or mutual fund. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Asset Management, Inc.

-      EMERGING MARKETS DEBT PORTFOLIO
       Investment Objective: The Portfolio seeks high total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, in order to provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

NATIONWIDE SEPARATE ACCOUNT TRUST (NSAT)
Nationwide Separate Account Trust (NSAT) is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the six separate mutual funds listed below, each with its own investment objectives. Currently, shares of NSAT will be sold only to life insurance company separate accounts to fund benefits under variable life insurance policies or variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by NAS, Three Nationwide Plaza, Columbus, Ohio 43215, a wholly-owned subsidiary of Nationwide Life Insurance Company.


-      CAPITAL APPRECIATION FUND
       Investment Objective: The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objective primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.

-      GOVERNMENT BOND FUND
       Investment Objective: To provide as high a level of income as is consistent with capital preservation through investing primarily in bonds and securities issued or backed by the U.S. Government, its agencies or instrumentalities.

-      MONEY MARKET FUND
       Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.


-      NATIONWIDE SMALL CAP VALUE FUND
       Subadviser: Dreyfus
       Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets will be invested in equity securities of companies with market capitalizations at the time of purchase of between $200 million and $2.5 billion. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by Dreyfus, the Fund's subadviser.

-      NATIONWIDE SMALL COMPANY FUND
       Investment Objective: The Fund seeks long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less then $1 billion at the time of purchase. NAS, the Fund's adviser, has contracted with a group of sub-advisers, each of which will manage a portion of the Fund's portfolio. These sub-advisers are Dreyfus, Neuberger & Berman, L.P., Pictet International Management Limited, Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg, Pincus Asset Management, Inc. The sub-advisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing a number of investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.


-      TOTAL RETURN FUND
       Investment Objective: To obtain a reasonable long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds, with a primary emphasis on common stocks.

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
Neuberger & Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger & Berman Management Incorporated.

-      GROWTH PORTFOLIO
       Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.


-      GUARDIAN PORTFOLIO
       Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. Neuberger & Berman Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.


-      LIMITED MATURITY BOND PORTFOLIO
       Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities. The Portfolio invests in securities which are at least investment grade and does not invest in junk bonds.

-      PARTNERS PORTFOLIO
       Investment Objective: To seek capital growth. This portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days prior notice thereof. There is no assurance the investment objective will be met.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds is an open-ended, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the Funds' investment advisor.

-      BOND FUND
       Investment Objective Seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally-recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.


-      GLOBAL SECURITIES FUND
       Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.


-      GROWTH FUND
       Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.


-      MULTIPLE STRATEGIES FUND
       Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.


STRONG OPPORTUNITY FUND II, INC. (FORMERLY, STRONG SPECIAL FUND II, INC.)
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment advisor for the Fund.


       Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.


STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management, Inc. is the investment advisor to the Funds.


-      DISCOVERY FUND II, INC.
       Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

-      INTERNATIONAL STOCK FUND II
       Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of the Trust are offered only to separate accounts of various insurance companies to fund benefits of variable insurance and annuity policies. The assets of the Trust are managed by Van Eck Associates Corporation.

-      WORLDWIDE BOND FUND
       Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities. The Fund does not invest in junk bonds.

-      WORLDWIDE EMERGING MARKETS FUND
       Investment Description: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

-      WORLDWIDE HARD ASSETS FUND
       Investment Objective: To seek long-term capital appreciation by investing globally, primarily in "Hard Assets Securities." Hard assets are tangible, finite assets, asuch as real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST
The American Capital Life Investment Trust is an open-end diversified management investment company organized as a Massachusetts business trust on June 3, 1985. The Trust offers shares in separate funds which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen American Capital Asset Management, Inc. serves as the Fund's investment adviser.


-      MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
       Investment Objective: To seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Fund will achieve its investment objective.

WARBURG PINCUS TRUST
The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Warburg, Pincus Asset Management, Inc. ("Warburg").

-      INTERNATIONAL EQUITY PORTFOLIO
       Investment Objective: To seek long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.


-      POST-VENTURE CAPITAL PORTFOLIO
       Investment Objective: The Portfolio seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

-      SMALL COMPANY GROWTH PORTFOLIO
       Investment Objective: To seek capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

REINVESTMENT


The Underlying Mutual Funds described above have as a policy the distribution of dividends in the form of additional shares (or fractions thereof) of the Underlying Mutual Funds. The distribution of additional shares will not affect the number of Accumulation Units attributable to a particular Policy (see "Allocation of Cash Value").


TRANSFERS

The Policy Owner may transfer Cash Value among the Sub-Accounts and the Fixed Account. A transfer will take effect on the date of receipt of written notice at the Home Office. Transfer requests must be in a written form acceptable to the Company.

The Policy Owner may request a transfer of up to 100% of the Cash Value from the Variable Account to the Fixed Account. The Cash Value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order. The Company reserves the right to restrict transfers to the Fixed Account to 25% of the Cash Value.

The Policy Owner may annually transfer a portion of the value of the Fixed Account to the Variable Account and a portion of the Variable Account to the Fixed Account, without penalty or adjustment. The Company reserves the right to limit the amount of Cash Value transferred out of the Fixed Account each Policy Year. Transfers from the Fixed Account must be made within 30 days after the termination date of the interest rate guarantee period.


Transfers may be made either in writing or, in states allowing such transfers, by telephone. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; and providing written confirmation thereof to both the Policy Owner and any agent of record at the last address of record; or such other procedures as the Company may deem reasonable. Although failure to follow reasonable procedures may result in the Company's liability for losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine will be borne by the Contract Owner.


Policy Owners who have entered into a Dollar Cost Averaging agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

Policies described in this prospectus may in some cases be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Policy Owners to make transfers and exchanges among the Sub-Accounts on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or Underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Policy Owners not utilizing market timing services.

Accordingly, the right to exchange Cash Surrender Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Policy Owners. THE RIGHTS OF INDIVIDUAL POLICY OWNERS TO EXCHANGE CASH SURRENDER VALUES, WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE POLICY OWNER, OR BY THE POLICY OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept: (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner; or (2) the transfer or exchange instructions of individual Policy Owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner at the same time. The Company will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Policy Owners.

DOLLAR COST AVERAGING


If the total Cash Value, less Policy Indebtedness, is $15,000 or more, the Policy Owner may direct the Company to automatically transfer a specified amount from the Fidelity VIP Fund - High Income Portfolio, the NSAT-Money Market Fund, the NSAT-Government Bond Fund, the Neuberger & Berman AMT-Limited Maturity Bond Portfolio or the Fixed Account to any other Sub-Account within the Variable Account. Dollar Cost Averaging will occur on a monthly basis or on another frequency permitted by the Company. Dollar Cost Averaging is a long-term investment program which provides for regular, level investments over time. There is no guarantee that Dollar Cost Averaging will result in a profit or protect against loss. The minimum monthly transfer is $100. Monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account when the program is requested. Transfers will be processed until either the value in the originating Sub-Account is exhausted or the Policy Owner instructs the Home Office in writing to cancel the transfers.

The Company reserves the right to discontinue establishing new Dollar Cost Averaging programs. The Company also reserves the right to assess a processing fee for this service.


SUBSTITUTION OF SECURITIES


If shares of the Underlying Mutual Fund options should no longer be available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such Underlying Mutual Funds is inappropriate, the Company may substitute shares of another Underlying Mutual Fund for shares already purchased or to be purchased in the future by premium payments under the Policy. No substitution of securities in the Variable Account may take place without prior approval of the SEC and under such requirements as it and any state insurance department may impose.


VOTING RIGHTS


Voting rights under the Policies apply only with respect to Cash Value allocated to the Sub-Accounts.

In accordance with its view of applicable law, the Company will vote the shares of the Underlying Mutual Funds at regular and special meetings of the shareholders. These shares will be voted in accordance with instructions received from Policy Owners. However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation changes, permitting the Company to vote the shares of the Underlying Mutual Funds in its own right, the Company may elect to do so.

The Policy Owner is the person who has the voting interest under the Policy. The number of Underlying Mutual Fund shares attributable to each Policy Owner is determined by dividing the Policy Owner's interest in each respective Sub-Account by the Net Asset Value of the Underlying Mutual Fund corresponding to the Sub-Account.

The number of shares which may be voted will be determined as of a date chosen by the Company not more than 90 days prior to the meeting of the Underlying Mutual Fund. Each person having a voting interest will receive periodic reports relating to the Underlying Mutual Fund, proxy material and a form with which to give such voting instructions.


Voting instructions will be solicited by written communication prior to such meeting. Underlying Mutual Fund shares to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received.

Notwithstanding contrary Policy Owner voting instructions, the Company may vote Underlying Mutual Fund shares in any manner necessary to enable the Underlying Mutual Fund to: (1) make or refrain from making any change in the investments or investment policies for any of the Underlying Mutual Funds, if required by an insurance regulatory authority; (2) refrain from making any change in the investment policies or any investment adviser or principal underwriter of any portfolio which may be initiated by Policy Owners or the Underlying Mutual Fund's Board of Directors, provided the Company's disapproval of the change is reasonable and, in the case of a change in the investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or (3) enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

                         INFORMATION ABOUT THE POLICIES

UNDERWRITING AND ISSUANCE

-Minimum Requirements for Issuance of a Policy


The minimum amount of initial premium that will be accepted by the Company is $10,000. Policies may be issued to Insureds issue ages 80 or younger. Before issuing any Policy, the Company requires satisfactory evidence of insurability, which may include a medical examination.


-Premium Payments

The initial premium for a Policy is payable in full at the Home Office. The minimum amount of initial premium required is $10,000 for issue ages 75 or younger and $50,000 for issue ages 76 through 80. The Specified Amount is determined by treating the initial premium as equal to 100% of the Guideline Single Premium. Upon payment of an initial premium, temporary insurance may be provided, subject to a maximum amount. The effective date of permanent insurance coverage is dependent upon completion of all underwriting requirements, payment of the initial premium, and delivery of the Policy while the Insured is still living.

The Policy Owner may make additional premium payments. The Policy is primarily intended to be a single premium with a limited ability to make additional payments. Subsequent premium payments under the Policy are permitted under the following circumstances:

       1. an additional premium payment is required to keep the Policy in force (see "Grace Period"); or


       2. except in Virginia, additional premium payments of at least $1,000 may be made at any time provided the premium limits prescribed by the IRS to qualify the Policy as a life insurance contract are not violated.

Payment of additional premiums, if accepted, may increase the Specified Amount of insurance. However, the Company reserves the right to require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk. The Company may also require that any existing Policy indebtedness be repaid prior to accepting any additional premium payments.

The Company will not accept a subsequent premium payment which would result in total premiums paid exceeding the premium limitations prescribed by the IRS to qualify the Policy as a life insurance contract.


-Allocation of Cash Value


At the time a Policy is issued, its Cash Value will be based on the NSAT-Money Market Fund value or the Fixed Account as if the Policy had been issued and the initial Net Premium invested on the date such premium was received in good order by the Company. When the Policy is issued, the Net Premiums will be allocated to the NSAT-Money Market Fund (for any Net Premiums allocated to a Sub-Account on the application) or the Fixed Account until the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy. Net Premiums not designated for the Fixed Account will be placed in the NSAT-Money Market Fund. At the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy, shares of the Underlying Mutual Funds specified by the Policy Owner are purchased at Net Asset Value for the respective Sub-Account(s). The Policy Owner may change the allocation of Net Premiums or may transfer Cash Value from one Sub-Account to another, subject to such terms and conditions as may be imposed by each Underlying Mutual Fund and as set forth in the prospectus. Net Premiums allocated to the Fixed Account at the time of application may not be transferred prior to the first Policy Anniversary (see "Transfers" and "Investments of the Variable Account").


The designation of investment allocations will be made by the prospective Policy Owner at the time of application for a Policy. The Policy Owner may change the way in which future premiums are allocated by giving written notice to the Company. All percentage allocations must be in whole numbers, and must be at least 5%. The sum of allocations must equal 100%.

-Short-Term Right to Cancel Policy


A Policy may be returned for cancellation and a full refund of premium within 10 days after the Policy is received, within 45 days after the application for insurance is signed, or within 10 days after the Company mails or delivers a Notice of Right of Withdrawal, whichever is latest. The Policy can be mailed or delivered to the registered representative who sold it, or the Company. Immediately after such mailing or delivery, the Policy will be deemed void from the beginning. The Company will refund either the total premiums paid, or the Cash Value, less Indebtedness, as prescribed by the state in which the Policy was issued, within seven days after it receives the Policy. The scope of this right may vary by state. The Policy provision approved or used by a particular state will be disclosed in any Policy issued.

                                 POLICY CHARGES

DEDUCTIONS FROM PREMIUMS

No deduction is made from any premium at the time of payment. 100% of each premium payment is applied to the Cash Value.

DEDUCTIONS FROM CASH VALUE


The Company may deduct certain charges from the Cash Value. While the Company reserves the right to change current charges, it has no present intent to do so. These charges are comprised of the following items:


-Charges on Surrender


No charges are deducted from any premium payment. The Company incurs certain expenses related to the sale of the Policies. These expenses include commissions paid to sales personnel, the cost of sales literature and other promotional activity. To recover these expenses, the Company imposes a Surrender Charge. The Surrender Charge may be insufficient to recover all these expenses. Unrecovered expenses are borne by the Company's general assets which may include profits, if any, from the Mortality and Expense Risk Charge.



The initial premium payment and any subsequent premium payment which results in an increased net amount at risk will have a Surrender Charge associated with it that will be less than or equal to 8.5% of such premium payment, as set forth in the following chart. The Surrender Charge applies for nine years after the effective date of each premium payment. Certain surrenders may result in adverse tax consequences (see "Tax Matters").



    Completed Year(s)             Charges on             Completed Year(s)             Charges on
          Since                 Surrender as a                 Since                 Surrender as a
     Premium Payment           % Premium Payment          Premium Payment           % Premium Payment

            0                        8.5%                        5                        7.0%
            1                        8.5%                        6                        6.0%
            2                        8.0%                        7                        5.0%
            3                        8.0%                        8                        4.0%
            4                        7.5%                        9                        0.0%


In no event will the Surrender Charge deducted on a surrender exceed 8.5% of the total premiums paid.


The Surrender Charge may be eliminated when the Policies are issued to an officer, director, former director, partner, employee, or retired employee of the Company; an employee of the General Distributor of the Policies, Nationwide Advisory Services, Inc.; or an employee of an affiliate of the Company or the General Distributor; or, a duly appointed representative of the Company who receives no commission as a result of the purchase.


Elimination of the Surrender Charge will be permitted by the Company only in those situations where the Company does not incur sales or administrative expenses normally associated with the sale of a Policy. In no event will reduction of the Surrender Charge be permitted where such reduction will be unfairly discriminatory to any person.


-Annual Administrative Charge

The Company deducts an annual administrative charge at the beginning of each Policy Year after the first. It will be charged proportionately to the Cash Values in each Sub-Account and the Fixed Account. The amount of this annual charge is determined by the total net premium payments (premium payments less any previous partial surrenders) as follows:


        Total Net Premium Payments                      Current                       Guaranteed Maximum
    Greater than            But Less             Annual Administrative              Annual Administrative
     or Equal to              than                      Charge                             Charge
       $10,000              $25,000              $90          Non-New York          $135         Non-New York
                                                 $65           in New York          $120          in New York
       $25,000                                   $50           All States            $75           All States

-Cost of Insurance Charge

A monthly deduction for the cost of insurance is charged proportionately against the Cash Value in each Sub-Account and the Fixed Account on the Policy Date and each Monthly Anniversary Day. The Company will determine the monthly Cost of Insurance Charge by multiplying the applicable cost of insurance rate by the net amount at risk. The net amount at risk is equal to the death benefit minus the Cash Value.

Current Cost of Insurance Charges will not exceed the cost based on the guaranteed cost of insurance rate and the Policy's net amount at risk. Guaranteed cost of insurance rates for standard simplified issues are based on the 1980 Commissioner's Extended Term Mortality Table, Age Last Birthday (1980
CET). Guaranteed cost of insurance rates for standard preferred issues are based on the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for substandard issues are based on appropriate percentage multiples of the 1980 CSO. These mortality tables are sex distinct. In addition, separate mortality tables will be used for standard and non-tobacco.

For Policies issued in Texas, guaranteed cost of insurance rates for standard simplified issues ("Special Class-Simplified" in Texas) are based on 130% of the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980
CSO).


The rate class of an Insured may affect the cost of insurance rate. The Company currently places Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical Policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks. The Company may also issue certain Policies on a "simplified issue" basis to certain categories of individuals. Due to the underwriting criteria established for Policies issued on a simplified issue basis, actual rates for healthy individuals will be higher than the current cost of insurance rates being charged under otherwise identical Policies that are issued on a preferred basis.


DEDUCTIONS FROM THE SUB-ACCOUNTS

The Company will deduct, on a daily basis, certain charges from the assets of the Variable Account. On an annual basis, these charges are equivalent to:


                                         Policy Years              Policy Years
                                             1-10                       11+
Current                                     1.30%                      1.00%
Guaranteed Maximum                          1.60%                      1.30%

While the Company reserves the right to change current charges, it has no present intent to do so.

These charges consist of the following items:

-Mortality and Expense Risk Charge


The Company assumes certain risks for guaranteeing the Mortality and Expense Risk Charge. The mortality risk assumed under the Policies is that the Insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the Policies may be greater than expected. In addition, the Company assumes risks associated with the nonrecovery of Policy issue, underwriting, and other administrative expenses due to Policies which lapse or are surrendered during the first ten years following each premium payment.

To compensate the Company for assuming these risks associated with the Policies, the Company deducts a daily charge from the assets of the Sub-Accounts. This charge currently is equivalent to an effective annual rate of 0.75% of the average net assets of the Variable Account. To the extent that future levels of mortality and expenses are less than or equal to those expected, the Company may realize a profit from this charge. This charge is guaranteed not to exceed 0.90%.


-Administrative Expense Charge

The Company deducts a daily Administrative Expense Charge to reimburse it for expenses related to issuance and maintenance of the Policies including underwriting, establishing Policy records, accounting and record keeping, and periodic reporting to Policy Owners. This charge is designed only to reimburse the Company for its actual administrative expenses. In the aggregate, the Company expects that the charges for administrative costs will be approximately equal to the related expenses.

This charge is deducted daily from the assets of the Sub-Accounts. This charge currently is equivalent to an annual effective rate of 0.25%. This charge is guaranteed not to exceed 0.40%.

-Premium Tax Recovery Charge

Premium taxes are not deducted at the time a premium is paid. The Company pays any state premium taxes attributable to a particular Policy when incurred by the Company. The Company expects to pay an average state premium tax rate of approximately 2.5% of premiums for all states, although such tax rates generally can range from 0% to 4%. To reimburse the Company for the payment of state premium taxes associated with the Policies, during the first ten Policy Years the Company deducts a daily charge from the assets of the Sub-Accounts. This charge is computed on a daily basis, and is equivalent to an annual effective rate of 0.30% of the assets of the Variable Account during the first ten Policy Years, and 0% thereafter. This charge may be more or less than the amount actually assessed by the state in which a particular Policy Owner lives. The Company does not expect to make a profit from this charge.

-Income Tax Charge

The Company does not currently assess any charge for income taxes incurred by the Company as a result of the operations of the Sub-Accounts (see "Taxation of the Company"). The Company reserves the right to assess a charge for such taxes against the Variable Account if the Company determines that such taxes will be incurred.


EXPENSES OF THE UNDERLYING MUTUAL FUNDS

Underlying Mutual Fund shares are purchased at Net Asset Value, which reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each Underlying Mutual Fund's investment adviser for managing the Underlying Mutual Fund and selecting its portfolio of securities. Other Underlying Mutual Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians, and other companies that provide services to the Underlying Mutual Fund. The management fees and other expenses for each Underlying Mutual Fund for its most recently completed fiscal year, expressed as a percentage of the Underlying Mutual Fund's average assets, are as follows:


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                          (AFTER EXPENSE REIMBURSEMENT)



                                                                      -------------------------------------------
                                                                        Management       Other         Total
                                                                           Fees        Expenses      Expenses
-----------------------------------------------------------------------------------------------------------------
American  Century  Variable  Portfolios,  Inc. - American  Century VP       1.00%          0.00%         1.00%
Balanced
-----------------------------------------------------------------------------------------------------------------
American  Century  Variable  Portfolios,  Inc. - American  Century VP       1.00%          0.00%         1.00%
Capital Appreciation
-----------------------------------------------------------------------------------------------------------------
American  Century  Variable  Portfolios,  Inc. - American  Century VP       0.70%          0.00%         0.70%
Income & Growth
-----------------------------------------------------------------------------------------------------------------
American  Century  Variable  Portfolios,  Inc. - American  Century VP       1.50%          0.00%         1.50%
International
-----------------------------------------------------------------------------------------------------------------
American  Century  Variable  Portfolios,  Inc. - American  Century VP       1.00%          0.00%         1.00%
Value
-----------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund                                0.75%          0.01%         0.76%
-----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                                              0.25%          0.03%         0.28%
-----------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund- Capital Appreciation Portfolio            0.75%          0.05%         0.80%
-----------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund- Growth & Income Portfolio.                0.75%          0.05%         0.80%
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                        0.50%          0.07%         0.57%
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                               0.60%          0.07%         0.67%
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                          0.59%          0.12%         0.71%
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                             0.75%          0.15%         0.90%
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                                     0.55%          0.09%         0.64%
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                        0.60%          0.08%         0.68%
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio                             0.60%          0.13%         0.73%
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Funds, Inc.-Emerging Markets Debt Portfolio        0.04%          1.26%         1.30%
-----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust - Growth Portfolio             0.83%          0.07%         0.90%
-----------------------------------------------------------------------------------------------------------------




                                                                      -------------------------------------------
                                                                        Management       Other         Total
                                                                           Fees        Expenses      Expenses
-----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust - Guardian Portfolio           0.60%          0.40%         1.00%
-----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers  Management Trust - Limited Maturity Bond       0.65%          0.12%         0.77%
Portfolio
-----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust - Partners Portfolio           0.80%          0.06%         0.86%
-----------------------------------------------------------------------------------------------------------------
NSAT - Capital Appreciation Fund                                            0.52%          0.04%         0.56%
-----------------------------------------------------------------------------------------------------------------
NSAT - Government Bond Fund                                                 0.50%          0.03%         0.53%
-----------------------------------------------------------------------------------------------------------------
NSAT - Money Market Fund                                                    0.48%          0.03%         0.51%
-----------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Small Cap Value Fund                                      0.50%          0.55%         1.05%
-----------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Small Company Fund                                        1.00%          0.11%         1.11%
-----------------------------------------------------------------------------------------------------------------
NSAT - Total Return Fund                                                    0.52%          0.02%         0.54%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund-Bond Fund                                 0.73%          0.05%         0.78%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund-Global Securities Fund                    0.70%          0.06%         0.76%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund-Growth Fund                               0.73%          0.02%         0.75%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund-Multiple Strategies                       0.72%          0.03%         0.75%
-----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                                            1.00%          0.15%         1.15%
-----------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. - Discovery Fund II, Inc.             1.00%          0.18%         1.18%
-----------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. - International Stock Fund II         1.00%          0.51%         1.51%
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Worldwide Bond Fund                       1.00%          0.12%         1.12%
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Worldwide Emerging Markets Fund           0.80%          0.00%         0.80%
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Worldwide Hard Assets Fund                1.00%          0.17%         1.17%
-----------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life Investment Trust -                         1.00%          0.07%         1.07%
Morgan Stanley Real Estate Securities Portfolio
-----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-International Equity Portfolio                         1.00%          0.35%         1.35%
-----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Post-Venture Capital Portfolio                         1.07%          0.33%         1.40%
-----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small Company Growth Portfolio                         0.90%          0.24%         1.14%
-----------------------------------------------------------------------------------------------------------------

The Underlying Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against the Variable Account or reductions in Cash Value. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's Net Asset Value, which is the share price used to calculate the Accumulation Unit value. The management fees and other expenses are more fully described in the prospectuses for each individual Underlying Mutual Fund. None of the above Underlying Mutual Funds are subject to 12b-1 fees. The following Underlying Mutual Funds are subject to fee waivers or expense reimbursement arrangements:

------------------------------ ------------------------------------------------
            FUND                  EXPENSES WITHOUT REIMBURSEMENT OR WAIVER
------------------------------ ------------------------------------------------
Fidelity VIP Equity Income     The Management Fees, Other Expenses and Total
Portfolio                      Expenses are net of any fee waivers or expenses
                               reimbursements. The investment adviser has
                               voluntarily agreed to reimburse a portion of the
                               management fees and/or other expenses resulting
                               in a reduction of total expenses. Without such
                               waivers or reimbursements, Management Fees would
                               have equaled 0.50%, Other Expenses would have
                               equaled 0.08% and Total Portfolio Operating
                               Expenses would have equaled 0.58%
------------------------------ ------------------------------------------------
Fidelity VIP Growth Portfolio  The Management Fees, Other Expenses and Total
                               Expenses are net of any fee waivers or expenses
                               reimbursements. The investment adviser has
                               voluntarily agreed to reimburse a portion of the
                               management fees and/or other expenses resulting
                               in a reduction of total expenses. Without such
                               waivers or reimbursements, Management Fees would
                               have equaled 0.60%, Other Expenses would have
                               equaled 0.09% and Total Portfolio Operating
                               Expenses would have equaled 0.69%
------------------------------ ------------------------------------------------

------------------------------ ------------------------------------------------
            FUND                  EXPENSES WITHOUT REIMBURSEMENT OR WAIVER
------------------------------ ------------------------------------------------
Fidelity VIP Overseas          The Management Fees, Other Expenses and Total
Portfolio                      Expenses are net of any fee waivers or expenses
                               reimbursements. The investment adviser has
                               voluntarily agreed to reimburse a portion of the
                               management fees and/or other expenses resulting
                               in a reduction of total expenses. Without such
                               waivers or reimbursements, Management Fees would
                               have equaled 0.75%, Other Expenses would have
                               equaled 0.17% and Total Portfolio Operating
                               Expenses would have equaled 0.92%
------------------------------ ------------------------------------------------
Fidelity VIP II Asset          The Management Fees, Other Expenses and Total
Manager Portfolio              Expenses are net of any fee waivers or expenses
                               reimbursements. The investment adviser has
                               voluntarily agreed to reimburse a portion of the
                               management fees and/or other expenses resulting
                               in a reduction of total expenses. Without such
                               waivers or reimbursements, Management Fees would
                               have equaled 0.55%, Other Expenses would have
                               equaled 0.10% and Total Portfolio Operating
                               Expenses would have equaled 0.65%
------------------------------ ------------------------------------------------
Fidelity VIP II Contrafund     The Management Fees, Other Expenses and Total
Portfolio                      Expenses are net of any fee waivers or expenses
                               reimbursements. The investment adviser has
                               voluntarily agreed to reimburse a portion of the
                               management fees and/or other expenses resulting
                               in a reduction of total expenses. Without such
                               waivers or reimbursements, Management Fees would
                               have equaled 0.60%, Other Expenses would have
                               equaled 0.11% and Total Portfolio Operating
                               Expenses would have equaled 0.71%
------------------------------ ------------------------------------------------
Fidelity VIP III Growth        The Management Fees, Other Expenses and Total
Opportunities Portfolio        Expenses are net of any fee waivers or expenses
                               reimbursements. The investment adviser has
                               voluntarily agreed to reimburse a portion of the
                               management fees and/or other expenses resulting
                               in a reduction of total expenses. Without such
                               waivers or reimbursements, Management Fees would
                               have equaled 0.60%, Other Expenses would have
                               equaled 0.14% and Total Portfolio Operating
                               Expenses would have equaled 0.74%
------------------------------ ------------------------------------------------
Morgan Stanley Universal       The Management Fees, Other Expenses and Total
Funds, Inc. - Emerging         Expenses are net of any fee waivers or expenses
Markets Debt Portfolio         reimbursements. The investment adviser has
                               voluntarily agreed to reimburse a portion of the
                               management fees and/or other expenses resulting
                               in a reduction of total expenses. Without such
                               waivers or reimbursements, Management Fees would
                               have equaled 0.80%, Other Expenses would have
                               equaled 1.26% and Total Portfolio Operating
                               Expenses would have equaled 2.06%
------------------------------ ------------------------------------------------
NSAT-Nationwide Small Cap      The Management Fees, Other Expenses and Total
Value Fund                     Expenses are net of any fee waivers or expense
                               reimbursements. The investment adviser has
                               voluntarily agreed to reimburse a portion of the
                               management fees and/or other expenses resulting
                               in a reduction of total expenses. Without such
                               waivers or reimbursements, Management Fees would
                               have equaled 1.30%, Other Expenses would have
                               equaled 5.01% and Total Portfolio Operating
                               Expenses would have equaled 6.31%
------------------------------ ------------------------------------------------
Van Eck Worldwide Insurance    The Management Fees, Other Expenses and Total
Trust - Worldwide Hard         Expenses are net of any fee waivers or expenses
Assets Fund                    reimbursements. The investment adviser has
                               voluntarily agreed to reimburse a portion of the
                               management fees and/or other expenses resulting
                               in a reduction of total expenses. Without such
                               waivers or reimbursements, Management Fees would
                               have equaled 1.00%, Other Expenses would have
                               equaled 0.18% and Total Portfolio Operating
                               Expenses would have equaled 1.18%
------------------------------ ------------------------------------------------
Van Eck Worldwide              The Management Fees, Other Expenses and Total
Insurance Trust -              Expenses are net of any fee waivers or expenses
Worldwide Emerging             reimbursements. The investment adviser has
Markets Fund                   voluntarily agreed to reimburse a portion of the
                               management fees and/or other expenses resulting
                               in a reduction of total expenses. Without such
                               waivers or reimbursements, Management Fees would
                               have equaled 1.00%, Other Expenses would have
                               equaled 0.34% and Total Portfolio Operating
                               Expenses would have equaled 1.34%
------------------------------ ------------------------------------------------

------------------------------ ------------------------------------------------
            FUND                  EXPENSES WITHOUT REIMBURSEMENT OR WAIVER
------------------------------ ------------------------------------------------
Warburg Pincus Trust -         The Management Fees, Other Expenses and Total
International Equity           Expenses are net of any fee waivers or expenses
Portfolio                      reimbursements. The investment adviser has
                               voluntarily agreed to reimburse a portion of the
                               management fees and/or other expenses resulting
                               in a reduction of total expenses. Without such
                               waivers or reimbursements, Management Fees would
                               have equaled 1.00%, Other Expenses would have
                               equaled 0.36% and Total Portfolio Operating
                               Expenses would have equaled 1.36%
------------------------------ ------------------------------------------------
Warburg Pincus Trust - Post-   The Management Fees, Other Expenses and Total
Venture Capital Portfolio      Expenses are net of any fee waivers or expenses
                               reimbursements. The investment adviser has
                               voluntarily agreed to reimburse a portion of the
                               management fees and/or other expenses resulting
                               in a reduction of total expenses. Without such
                               waivers or reimbursements, Management Fees would
                               have equaled 1.25%, Other Expenses would have
                               equaled 0.33% and Total Portfolio Operating
                               Expenses would have equaled 1.58%
------------------------------ ------------------------------------------------
Warburg Pincus Trust - Small   The Management Fees, Other Expenses and Total
Company Growth Portfolio       Expenses are net of any fee waivers or expenses
                               reimbursements. The investment adviser has
                               voluntarily agreed to reimburse a portion of the
                               management fees and/or other expenses resulting
                               in a reduction of total expenses. Without such
                               waivers or reimbursements, Management Fees would
                               have equaled 0.90%, Other Expenses would have
                               equaled 0.25% and Total Portfolio Operating
                               Expenses would have equaled 1.15%
------------------------------ ------------------------------------------------

The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company.

                            HOW THE CASH VALUE VARIES

On any date during the Policy Year, the Cash Value equals the Cash Value on the preceding Valuation Date, plus any premium applied since the previous Valuation Date, plus or minus any investment results, and less any Policy Charges.

There is no guaranteed Cash Value. The Cash Value will vary with the investment experience of the Variable Account and/or the daily crediting of interest to the Fixed Account and Policy Loan Account, depending on the allocation of Cash Value by the Policy Owner.

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The Cash Value in each Sub-Account is converted to Accumulation Units of that Sub-Account. The conversion is accomplished by dividing the amount of Cash Value allocated to a Sub-Account by the value of an Accumulation Unit for the Sub-Account for the Valuation Period during which the allocation occurs.


The value of an Accumulation Unit for each Sub-Account was arbitrarily set initially at $10 when the Underlying Mutual Fund shares in that Sub-Account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account during the subsequent Valuation Period. Although the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.


NET INVESTMENT FACTOR


The net investment factor for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result where:


(a)    is the net of:


       (1) the Net Asset Value per share of the Underlying Mutual Fund option held in the Sub-Account determined at the end of the current Valuation Period; and

        (2) the per share amount of any dividend or income distributions made by the Underlying Mutual Fund held in the Sub-Account if the ex-dividend date occurs during the current Valuation Period.


(b) is the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period.


(c) is a factor representing the daily Mortality and Expense Risk Charge, Administration Expense Charge and any charge for premium tax recovery from the Variable Account. Such factor is equal to an annual rate of 1.30% for the first ten years and 1.00% thereafter of the daily net assets of the Variable Account.

The net investment factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of Underlying Mutual Fund shares because of the deduction for Mortality and Expense Risk Charge, Administration Expense Charge, and charges for premium tax recovery.


DETERMINING THE CASH VALUE


The Cash Value is the sum of the value of all Accumulation Units and amounts credited to the Fixed Account. The number of Accumulation Units credited to each Sub-Account is determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account for the Valuation Period during which the premium is received by the Company. In the event part or all of the Cash Value is surrendered, or charges or deductions are made against the Cash Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Policy Owner's interest in the Variable Account and the Fixed Account bears to the total Cash Value.


The Cash Value in the Fixed Account and the Policy Loan Account is credited with interest daily at an effective annual rate which the Company periodically declares. The annual effective rate will never be less than 4%. Upon request, the Company will inform the Policy Owner of the then applicable rate for each account.

VALUATION PERIODS AND VALUATION DATES


A Valuation Period is the period commencing at the close of business on a Valuation Date and ending at the close of business for the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange and the Home Office are open for business or any other day during which there is sufficient degree of trading that the current Net Asset Value of the Accumulation Units might be materially affected.


                        SURRENDERING THE POLICY FOR CASH

RIGHT TO SURRENDER

The Policy Owner may surrender the Policy in full at any time while the Insured is living and receive its Cash Surrender Value. The cancellation will be effective as of the date the Company receives a proper written request for cancellation and the Policy. Such written request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange, or by a commercial bank or savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, the Company may require additional documentation of a customary nature.

CASH SURRENDER VALUE

The Cash Surrender Value increases or decreases daily to reflect the investment experience of the Variable Account and the daily crediting of interest to the Fixed Account and the Policy Loan Account. The Cash Surrender Value equals the Cash Value next computed after the date the Company receives a proper written request for surrender of the Policy, minus any charges, indebtedness or other deductions due on that date, which may also include a Surrender Charge.


PARTIAL SURRENDERS

After the Policy has been in force for 5 Policy Years, the Policy Owner may request a partial surrender. Partial surrenders will be permitted only if they satisfy the following requirements:

       1. The maximum partial surrender in any Policy Year is limited to 10% of the total premium payments;

       2. Partial surrenders must not result in a reduction of the Cash Surrender Value below $10,000; and

       3. After the partial surrender, the Policy continues to qualify as life insurance.

When a partial surrender is made, the Cash Value is reduced by the amount of the partial surrender. Under death benefit Option 1, the Specified Amount is reduced by the amount of the partial surrender, unless the death benefit is based on the applicable percentage of Cash Value. In such a case, a partial surrender will decrease the Specified Amount by the amount by which the partial surrender exceeds the difference between the death benefit and Specified Amount. Partial surrender amounts must be first deducted from the values in the Sub-Accounts. Partial surrenders will be deducted from the Fixed Account only to the extent that insufficient values are available in the Sub-Accounts.

Surrender Charges will be waived for any partial surrenders which satisfy the above conditions. Certain partial surrenders may result in currently taxable income and tax penalties (see "Tax Matters").

MATURITY PROCEEDS

The Maturity Date is the Policy Anniversary on or next following the Insured's 95th birthday. The maturity proceeds will be payable to the Policy Owner on the Maturity Date provided the Policy is still in force. The maturity proceeds will be equal to the amount of the Cash Value, less any indebtedness.

INCOME TAX WITHHOLDING

Federal law requires the Company to withhold income tax from any portion of surrender proceeds that is subject to tax, unless the Policy Owner advises the Company, in writing, of his or her request not to withhold.

If the Policy Owner requests that the Company not withhold taxes, or if the taxes withheld are insufficient, the Policy Owner may be liable for payment of an estimated tax. The Policy Owner should consult his or her tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following: (1) the value each year of the life insurance protection provided; (2) an amount equal to any employer-paid premiums; or (3) some or all of the amount by which the current value of the contract exceeds the employer's interest in the contract. Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisers, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

                                  POLICY LOANS

TAKING A POLICY LOAN

The Policy Owner may take a loan using the Policy as security. During the first year, maximum Policy indebtedness is limited to 50% of the Cash Surrender Value, less interest due on the next Policy Anniversary. After the first Policy Year, the maximum Policy indebtedness is limited to 90% of the Cash Surrender Value, less interest due on the next Policy Anniversary. The Company will not grant a loan for an amount less than $1,000 ($200 in Connecticut, $500 in New York). Should the death benefit become payable, the Policy be surrendered, or the Policy mature while a loan is outstanding, the amount of Policy indebtedness will be deducted from the death benefit, Cash Surrender Value or the maturity value, respectively.

Maximum Policy indebtedness in Texas is limited to 90% of the Cash Surrender Value in the sub-accounts and 100% of the Cash Surrender Value in the Fixed Account, less interest due on the next Policy Anniversary.

Any request for a Policy loan must be in written form satisfactory to the Company. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange; or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain Policy loans may result in currently taxable income and tax penalties (see "Tax Matters").

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the Variable Account to the Policy Loan Account. If the assets relating to a Policy are held in more than one Sub-Account, withdrawals from Sub-Accounts will be made in proportion to the assets in each Sub-Account at the time of the loan. Policy loans will be transferred from the Fixed Account only when insufficient amounts are available in the Sub-Accounts. The amount taken out of the Variable Account will not be affected by the Variable Account's investment experience while the loan is outstanding.

INTEREST

Amounts transferred to the Policy Loan Account will earn interest daily from the date of transfer.

Policy Loans will be currently credited interest daily at an annual effective rate of 5.0%. This rate is guaranteed never to be lower than 4%. The Company may change the current interest crediting rate on Policy loans at any time at its sole discretion. This earned interest is transferred from the Policy Loan Account to a Variable Account or the Fixed Account on each Policy Anniversary. It will be allocated according to the Underlying Mutual Fund allocation factors in effect at the time of the transfer.

The loan interest rate is 6% per year for all Policy loans. Interest is charged daily and is payable at the end of each Policy Year. Unpaid interest will be added to the existing Policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total loan indebtedness plus accrued interest exceeds the Cash Value less any Surrender Charges, the Company will send a notice to the Policy Owner and the assignee, if any. The Policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total loan indebtedness plus accrued interest to an amount equal to the total Cash Value less any Surrender Charges plus an amount sufficient to continue the Policy in force for 3 months.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A Policy loan, whether or not repaid, will have a permanent effect on the death benefit and Cash Value because the investment results of the Variable Account or the Fixed Account will apply only to the non-loaned portion of the Cash Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Variable Account or the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of a loan may be repaid at any time while the Policy is in force during the Insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the Sub-Accounts and the Fixed Account in proportion to the Policy Owner's premium allocation in effect at the time of the repayment. Each repayment may not be less than $1,000 ($50 in Connecticut and New York). The Company reserves the right to require that any loan repayments resulting from Policy loans transferred from the Fixed Account must be first allocated to the Fixed Account.

                          HOW THE DEATH BENEFIT VARIES

-Calculation of the Death Benefit

At issue, the Specified Amount is determined by treating the initial premium as equal to 100% of the Guideline Single Premium. Additional premium payments, if accepted, may increase the Specified Amount. Guideline Single Premiums vary by attained age, sex, smoking classification, underwriting classification and total premium payments. The following table illustrates representative initial Specified Amounts, under death benefit Option 1, for non-tobacco:


    Issue            $25,000 Single Premium         $50,000 Single Premium
     Age              Male          Female           Male           Female

      35            $179,733       $208,354        $364,774        $423,008
      40             143,373        166,704         290,792         338,264
      45             114,856        134,300         232,769         272,332
      50              92,583        108,739         187,452         220,323
      55              75,306         88,601         152,298         179,349
      60              62,112         72,636         125,453         146,866
      65              52,094         59,930         105,070         121,014

Generally, for a given premium payment, the initial Specified Amount is greater for non-tobacco than standard, and females than males. The Specified Amount is shown in the Policy.

While the Policy is in force, the death benefit will never be less than the Specified Amount. The death benefit may vary with the Cash Value of the Policy, which depends on investment performance.


The Policy Owner may choose one of two death benefit Options. Under Option 1, the death benefit will be the greater of the Specified Amount or the applicable percentage of Cash Value. Under Option 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of the death benefit may increase. To see how and when investment performance will begin to affect death benefits, please see the illustrations. Under Option 2, the death benefit will be the greater of the Specified Amount plus the Cash Value, or the applicable percentage of Cash Value and will vary directly with the investment performance.

Policy Owners who are satisfied with the amount of their current insurance coverage and prefer to have favorable investment performance and any future premium payments reflected in increased Policy Cash Value should choose death benefit Option 1. Policy Owners who prefer to have favorable investment performance and any future premium payments increase death benefits should choose death benefit Option 2.

The monthly cost of insurance for Option 1 will always be less than or equal to the monthly cost of insurance for the same Specified Amount under Option 2 (see "Cost of Insurance Charge").

The term "applicable percentage" means:

       1. 250% when the Insured is Attained Age 40 or less at the beginning of a Policy Year; and

       2. when the Insured is Attained Age 40, the percentage shown in the "Applicable Percentage of Cash Value Table."



                    APPLICABLE PERCENTAGE OF CASH VALUE TABLE

    Attained         Percentage         Attained        Percentage         Attained        Percentage
       Age          of Cash Value         Age          of Cash Value         Age          of Cash Value

       0-40             250%               60              130%               80              105%
         41             243%               61              128%               81              105%
         42             236%               62              126%               82              105%
         43             229%               63              124%               83              105%
         44             222%               64              122%               84              105%

         45             215%               65              120%               85              105%
         46             209%               66              119%               86              105%
         47             203%               67              118%               87              105%
         48             197%               68              117%               88              105%
         49             191%               69              116%               89              105%

         50             185%               70              115%               90              105%
         51             178%               71              113%               91              104%
         52             171%               72              111%               92              103%

         53             164%               73              109%               93              102%
         54             157%               74              107%               94              101%

         55             150%               75              105%               95              100%
         56             146%               76              105%
         57             142%               77              105%
         58             138%               78              105%
         59             134%               79              105%

-Proceeds Payable on Death


The actual Death Proceeds payable on the Insured's death will be the death benefit as described above, less any outstanding Policy loans and less any unpaid Policy Charges. Under certain circumstances, the Death Proceeds may be adjusted (see "Incontestability", "Error in Age or Sex", and "Suicide").


                  RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY

The Policy Owner may exchange the Policy for a modified single premium life insurance policy offered by the Company on the Policy Date. If not available, the new policy may be a flexible premium adjustable life insurance policy offered by the Company on the Policy Date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the Policy Date. No evidence of insurability will be required.

The policy owner and beneficiary under the new Policy will be the same as those under the exchanged Policy on the effective date of the exchange. The new policy will have a death benefit on the exchange date not more than the death benefit of the original Policy immediately prior to the exchange date. The new policy will have the same policy date and issue age as the original Policy. The initial specified amount and any increases in specified amount will have the same rate class as those of the original Policy. Any indebtedness may be transferred to the new policy.

The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two policies. After adjustment, if any excess is owed the Policy Owner, the Company will pay the excess to the Policy Owner in cash. The exchange may be subject to federal income tax withholding (see "Income Tax Withholding").

                          CHANGES OF INVESTMENT POLICY


The Company may materially change the investment policy of the Variable Account. The Company must inform the Policy Owner and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the Policy Owners or if it renders the Company's operations hazardous to the public. If a Policy Owner objects, the Policy may be converted to a substantially comparable Nationwide General Account Life Insurance Policy on the life of the Insured. The Policy Owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. The Company will not require evidence of insurability for this conversion.


The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the Policy converted on the date of such conversion.

                                  GRACE PERIOD

If the Cash Surrender Value in the Policy is insufficient to pay the Cost of Insurance Charge, Policy loan interest, or other charges which become due but are unpaid, a grace period of 61 days will be allowed for payment of sufficient premium to continue the Policy in force. The Company will notify the Policy Owner of the amount required to continue the Policy in force. If the required amount is not received within 61 days of the notice, the Policy will terminate without value. If the Insured dies during the grace period, the Company will pay the Death Proceeds.

                                  REINSTATEMENT

If the grace period ends and the Policy Owner has neither paid the required premium nor surrendered the Policy for its Cash Surrender Value, the Policy Owner may reinstate the Policy by:

       1. submitting a written request at any time within 3 years after the end of the grace period and prior to the Maturity Date:

       2.     providing evidence of insurability satisfactory to the Company;

       3. paying sufficient premium to cover all Policy Charges that were due and unpaid during the grace period; 4. paying sufficient premium to keep the Policy in force for 3 months from the date of reinstatement; and 5. paying or reinstating any indebtedness against the Policy which existed at the end of the grace period.


The effective date of a reinstated Policy will be the Monthly Anniversary Day on or next following the date the application for reinstatement is approved by the Company. If the Policy is reinstated, the Cash Value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the appropriate Surrender Charge. Such Surrender Charge will be based on the length of time from the date of premium payments to the effective date of the reinstatement. Unless the Policy Owner has provided otherwise, the allocation of the amount of the Surrender Charge, additional premium payments, and any loan repayments will be based on the Underlying Mutual Fund allocation factors in effect at the start of the grace period.


                            THE FIXED ACCOUNT OPTION


Under exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts, and the Company has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account. Disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

A Policy Owner may elect to allocate or transfer all or part of the Cash Value to the Fixed Account and the amount allocated or transferred becomes part of the General Account. The General Account consists of all assets of the Company other than those in the Variable Account and in other separate accounts that have been or may be established by the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of the General Account, and Policy Owners do not share in the investment experience of those assets. The Company guarantees that the part of the Cash Value invested under the Fixed Account will accrue interest daily at an effective annual rate that the Company declares periodically. The Fixed Account crediting rate will not be less than an effective annual rate of 4%. Upon request and in the annual statement, the Company will inform a Policy Owner of the then applicable rate. The Company is not obligated to credit interest at a higher rate.


                                    COVERAGE

After the first Policy Year, the Policy Owner may request certain changes in the insurance coverage under the Policy. Any request must be in writing and received at the Home Office. No change will take effect unless the Cash Surrender Value, after the change, is sufficient to keep the Policy in force for at least 3 months.

CHANGES IN THE SPECIFIED AMOUNT


Payment of additional premiums or changes in the death benefit option may require an increase to the Specified Amount (the minimum increase in the Specified Amount permitted by the Company is $10,000). An approved increase will have an effective date of the Monthly Anniversary Day on or next following the date the Company approves the supplemental application. The Company reserves the right to limit such increases to one per Policy Year, and to require satisfactory evidence of insurability for any increase in the Specified Amount. In addition, the rate class, rate class multiple and rate type for the increase in Specified Amount must be identical to those on the Policy Date. The Specified Amount cannot be decreased if, after the decrease, the Policy would fail to satisfy the definition of Life Insurance under Section 7702 of the Code.


CHANGES IN THE DEATH BENEFIT OPTION

The Policy Owner may change the death benefit option under the Policy. If the change is from Option 1 to Option 2, the Specified Amount will be decreased by the amount of the Cash Value. If the change is from Option 2 to Option 1, the Specified Amount will be increased by the amount of the Cash Value. Evidence of insurability is not required for a change from Option 2 to Option 1. The Company reserves the right to require evidence of insurability for a change from Option 1 to Option 2. The effective date of the change will be the Monthly Anniversary Day on or next following the date the Company approves the request for change. Only one change of option is permitted per Policy Year. A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations prescribed by the IRS to qualify the Policy as a life insurance contract.

                             OTHER POLICY PROVISIONS

POLICY OWNER

While the Insured is living, all rights in this Policy are vested in the Policy Owner named in the application or as subsequently changed, subject to assignment, if any.

The Policy Owner may name a contingent Policy Owner or a new Policy Owner while the Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the Home Office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by the Company before it was recorded. The Company may require that the Policy be submitted for endorsement before making a change.

If the Policy Owner is other than the Insured, names no contingent Policy Owner, and dies before the Insured, the Policy Owner's rights in this Policy belong to the Policy Owner's estate.

BENEFICIARY

The Beneficiary(ies) shall be as named in the application or as subsequently changed, subject to assignment, if any.

The Policy Owner may name a new Beneficiary while the Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the Home Office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by the Company before it was recorded.

If any Beneficiary predeceases the Insured, that Beneficiary's interest passes to any surviving Beneficiary, unless otherwise provided. Multiple Beneficiaries will be paid in equal shares, unless otherwise provided. If no named Beneficiary survives the Insured, the proceeds will be paid to the Policy Owner or the Policy Owner's estate.



ASSIGNMENT


While the Insured is living, the Policy Owner may assign his or her rights in the Policy. The assignment must be in writing, signed by the Policy Owner and recorded by the Company at the Home Office. The Company is not responsible for any assignment not submitted for recording, nor is the Company responsible for the sufficiency or validity of any assignment.


The assignment will be subject to any indebtedness owed to the Company before it was recorded.

INCONTESTABILITY

The Company will not contest a death benefit based on representations in any written application when such benefit has been in force, during the lifetime of the Insured, for two years.

ERROR IN AGE OR SEX

If the Insured's age, sex or both, as stated in the application, are incorrect, the affected benefits will be adjusted to reflect the correct age or sex.

SUICIDE

If the Insured dies by suicide within two years from the Policy Date, the Company will pay no more than the sum of the premiums, less any unpaid loan. If the Insured dies by suicide within two years from the date an application is accepted for an increase in the Specified Amount, the Company will pay no more than the amount paid for such additional benefit.

NONPARTICIPATING POLICIES

The Policies are nonparticipating. This means that they do not participate in any dividend distribution of the Company's surplus.

RIDERS

A rider may be added as an addition to the Policy.  Riders currently include:

         1.   Accelerated Death Benefit Rider; and

         2.   Maturity Extension Endorsement.

Rider availability varies by state.

                              LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The Policies offered by this prospectus are based upon actuarial tables which distinguish between men and women and thus the Policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this Policy.

                          DISTRIBUTION OF THE POLICIES


The Policies will be sold by licensed insurance agents in those states where the Policies may lawfully be sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. (NASD). The Policies will be distributed by the General Distributor, NAS.

NAS acts as general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide DCVA-II, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, NACo Variable Account and the

Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates. NAS is a wholly owned subsidiary of the Company.


NAS also acts as principal underwriter for the Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, and Nationwide Investing Foundation II, Nationwide Investing Foundation III and Nationwide Asset Allocation Trust, which are open-end management investment companies.


Gross commissions paid by the Company on the sale of these Policies plus fees for marketing services provided by the General Distributor are not more than 7.50% of the premiums paid.

                               CUSTODIAN OF ASSETS

The Company serves as the custodian of the assets of the Variable Account.

                                   TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. The Company will monitor compliance with these tests. The Policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the life insurance proceeds payable under a Policy are excludable from gross income of the Beneficiary under Section 101 of the Code.

The Policies described in this prospectus meet the definition of "modified endowment contracts" under Section 7702A of the Code. The Code defines modified endowment contracts as those policies issued or materially changed after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums. The Policies offered in this prospectus typically fall within this definition. The Code provides for taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions made under a policy on the life of a "terminally ill individual") are subject to federal income taxes in a manner similar to the way annuities are taxed. Any distribution is taxable to the extent the cash value of the policy exceeds, at the time of the distribution, the premiums paid into the policy. The Code generally provides for a 10% tax penalty on the taxable portion of such distributions. That penalty is applicable unless the distribution is: 1) paid after the policy owner is 59 1/2 or disabled; or 2) the distribution is part of an annuity to the policy owner as defined in the Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual," as that term is defined in the Code, are excludible from gross income.


Even though exchanges under Section 1035 of the Code qualify as material changes, certain exchanges of pre-June 22, 1988 policies may retain their non-modified endowment status. Therefore, the Policies offered by this prospectus may or may not be issued as modified endowment contracts. The Company will monitor premiums paid and will notify the Policy Owner when the Policy's non-modified endowment status is in jeopardy. If a Policy is not a modified endowment contract, a cash distribution during the first fifteen years after a Policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the Policy Owner pursuant to Section 7702(f)(7) of the Code. The Policy Owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the Policy. Under certain conditions, a Policy may become a modified endowment as a result of certain material changes or a reduction in benefits as defined by
Section 7702A(c) of the Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of separate accounts such as the Variable Account be adequately diversified. Regulations under 817 (h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the company pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner. If the failure to diversify is not corrected in this manner, the policy owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Policy would no longer qualify as life insurance under Section 7702 of the Code, the Company will take whatever steps are available to remain in compliance.

A total surrender or cancellation of the Policy by lapse may have adverse tax consequences depending on the circumstances. If the amount received by the Policy Owner plus total Policy indebtedness exceeds the premiums paid into the Policy, the excess generally will be treated as taxable income, regardless of whether or not the Policy is a modified endowment contract.


Distributions of income from a modified endowment contract are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding which cannot be waived. The mandatory back-up withholding rate is 31% of the income that is distributed and will arise if no taxpayer identification number is provided to the Company, or if the IRS notifies the Company that back-up withholding is required.


- Federal Estate and Generation-Skipping Transfer Taxes


The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 1998, an estate of less than $625,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the Insured dies, the death benefit will generally be included in the lnsured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the Policy at death or at any time within three years of death. An "incident of ownership" is, in general, any right that may be exercised by the Policy Owner, such as the right to borrow on the Policy, or the right to name a new Beneficiary.


If the Policy Owner (whether or not he or she is the Insured) transfers ownership of the Policy to another person, such transfer may be subject to a federal gift tax. In addition, if such Policy Owner transfers the Policy to someone two or more generations younger than the Policy Owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the Policy.


Similarly, if the Beneficiary is two or more generations younger than the Insured, the payment of the Death Proceeds may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Treasury Department, the Company may be required to withhold a portion of the Death Proceeds and pay them directly to the IRS as the GSTT liability.


The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.


The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the Policy Owner should consult with counsel and other competent advisors regarding these taxes.


- Non-Resident Aliens


Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding at a statutory rate of 30% of the amount of income that is distributed. The Company is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to the Company sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. For distributions, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to the Company prior to the distribution. If the Company does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, the Company will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to the Company that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes. Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.


State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or Beneficiary.

TAXATION OF THE COMPANY

The Company is taxed as a life insurance company under the Code. Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Investment income and realized capital gains on the assets of the Variable Account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policies.

The Company does not initially expect to incur any federal income tax liability that would be chargeable to the Variable Account. Based upon these expectations, no charge is currently being made against the Variable Account for federal income taxes. If, however, the Company determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the Variable Account.

The Company may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES


The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

Recently, the Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has considered numerous legislative proposals that, if enacted, could change the tax treatment of the Policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein) may affect the tax consequences of the Policies.


If the Policy Owner, Insured, Beneficiary, or other person receiving any benefit or interest in or from the Policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the Policy, the death benefit, or other distributions and/or ownership of the Policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a Policy may be changed retroactively. There is no way of predicting if, when, and to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO INSURANCE POLICIES. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.

                                   THE COMPANY

The life insurance business, which includes product lines in health insurance and annuities, is the only business in which the Company is engaged.

The Company markets its Policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker-dealer firms.


The Company serves as depositor for the Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Variable Account-8, Nationwide Variable Account-9, MFS Variable Account, Nationwide Multi-Flex Variable Account, Nationwide VLI Separate Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, NACo Variable Account, Nationwide DC Variable Account and Nationwide DCVA-II, each of which is a registered investment company, and each of which is a separate investment account of the Company.


The Company, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

The Company operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, the Company shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

The Company does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. The Company shares Home Office, other facilities and equipment with Nationwide Mutual Insurance Company.

                               COMPANY MANAGEMENT


Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide Insurance Enterprise.

The companies listed above have substantially common boards of directors and officers. Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide Life Insurance Company. NFS serves as a holding company for other financial institutions. Nationwide Life Insurance Company is the sole owner of Nationwide Life and Annuity Insurance Company. Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide Insurance Enterprise. Messrs. McFerson, Gasper, Woodward, Fuellgraf and Weihl and Ms. Thomas are also trustees of one or more of the registered investment companies distributed by Nationwide Advisory Services, a registered broker-dealer affiliated with the Nationwide Insurance Enterprise.


DIRECTORS OF THE COMPANY

  DIRECTORS OF THE DEPOSITOR NAME AND          POSITIONS AND OFFICERS WITH
       PRINCIPAL BUSINESS ADDRESS                        DEPOSITOR                      PRINCIPAL OCCUPATION

Lewis J. Alphin                                           Director                  Farm Owner and Operator (1)
519 Bethel Church Road
Mount Olive, NC 28365

A. I. Bell                                                Director                  Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701

Keith W. Eckel                                            Director                  Partner, Fred W. Eckel Sons;
1647 Falls Road                                                                     President, Eckel Farms, Inc. (1)
Clarks Summit, PA 18411

Willard J. Engel                                          Director                  Retired  General  Manager,  Lyon County
301 East Marshall Street                                                            Co-operative Oil Company (1)
Marshall, MN 44691

Fred C. Finney                                            Director                  Owner  and  Operator,   Moreland  Fruit
1558 West Moreland Road                                                             Farm; Operator, Melrose Orchard (1)
Wooster, OH 44691

Charles L. Fuellgraf, Jr.                                 Director                  Chief  Executive   Officer,   Fuellgraf
600 South Washington Street                                                         Electric Company (1)
Butler, PA 16001

Joseph J. Gasper                          President  and Chief  Operating           Officer President and Chief Operating Officer,
One Nationwide Plaza                      and Director                              Nationwide  Life Insurance  Company and
Columbus, OH 43215                                                                  Nationwide  Life and Annuity  Insurance
                                                                                    Company (2)



  DIRECTORS OF THE DEPOSITOR NAME AND      POSITIONS AND OFFICERS WITH DEPOSITOR             PRINCIPAL OCCUPATION
       PRINCIPAL BUSINESS ADDRESS
Dimon R. McFerson                         Chairman and Chief Executive              Chairman and Chief Executive
One Nationwide Plaza                      Officer-Nationwide Insurance Enterprise   Officer-Nationwide Insurance
Columbus, OH 43215                        and Director                              Enterprise (2)

David O. Miller                           Chairman of the Board and Director        President, Owen Potato Farm, Inc.;
115 Sprague Drive                                                                   Partner, M&M Enterprises (1)
Hebron, OH 43025

Yvonne L. Montgomery                                      Director                  Senior Vice President-General Manager
Suite 1600                                                                          Southern Customer Operations for U.S.
2859 Paces Ferry Road                                                               Customer Operations, Xerox Corporation
Atlanta, GA 30339                                                                   (2)

C. Ray Noecker                                            Director                  Owner and Operator, Noecker Farms (1)
2770 Winchester Southern S.
Ashville, OH 43103

James F. Patterson                                        Director                  Vice President, Pattersons, Inc.;
8765 Mulberry Road                                                                  President, Patterson Farms, Inc. (1)
Chesterland, OH 44026

Arden L. Shisler                                          Director                  President and Chief Executive Officer,
1356 North Wenger Road                                                              K&B Transport, Inc. (1)
Dalton, OH 44618

Robert L. Stewart                                         Director                  Owner and Operator Sunnydale Farms and
88740 Fairview Road                                                                 Mining (1)
Jewett, OH 43986

Nancy C. Thomas                                           Director                  Farm Owner and Operator, Da-Ma-Lor
10835 Georgetown Street NE                                                          Farms (1)
Louisville, OH 44641

Harold W. Weihl                                           Director                  Farm Owner and Operator, Weihl Farms
14282 King Road                                                                     (1)
Bowling Green, OH 43402

1) Principal Occupation for last 5 years

2) Prior to assuming this current position, held other executive management positions with the same or affiliated companies.


Each of the directors is a director of the other major insurance affiliates of the Nationwide Insurance Enterprise, except Mr. Gasper who is a director only of the Company and Nationwide Life and Annuity Insurance Company. Messrs. McFerson and Gasper are directors of Nationwide Advisory Services, Inc., a registered broker-dealer.


Messrs. McFerson, Miller, Patterson, Shisler and Fuellgraf are directors of Nationwide Financial Services, Inc. Messrs. Fuellgraf, McFerson, Ms. Thomas and Mr. Weihl are trustees of Nationwide Investing Foundation and Nationwide Investing Foundation III, registered investment companies. Messrs. McFerson, Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies. Mr. McFerson is trustee of Financial Horizons Investment Trust and Nationwide Investing Foundation II, registered investment companies. Mr. Engel is a director of Western Cooperative Transport.

EXECUTIVE OFFICERS OF THE COMPANY

            OFFICERS OF THE DEPOSITOR
       NAME AND PRINCIPAL BUSINESS ADDRESS                   OFFICES OF THE DEPOSITOR
       -----------------------------------                   ------------------------
Robert A. Oakley                                  Executive Vice President-Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.                           Executive Vice President-Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215

W. Sidney Druen                                   Senior Vice President and General Counsel and Assistant
One Nationwide Plaza                              Secretary
Columbus, OH 43215

Harvey S. Galloway, Jr.                           Senior Vice President and Chief Actuary, Health and Annuities
One Nationwide Plaza
Columbus, OH 43215

Richard A. Karas                                  Senior Vice President - Sales and Financial Services
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                                   Senior Vice President - Life Company Operations
One Nationwide Plaza
Columbus, OH 43215

Matthew S. Easley                                 Vice President-Life Marketing and Administrative Services
One Nationwide Plaza
Columbus, OH 43215

Timothy E. Murphy                                 Vice President-Strategic Marketing
One Nationwide Plaza
Columbus, OH 43215

R. Dennis Noice                                   Vice President Retail Operations
One Nationwide Plaza
Columbus, OH 43215

Joseph P. Rath                                    Vice President-Product and Market Compliance
One Nationwide Plaza
Columbus, OH 43215


                      OTHER CONTRACTS ISSUED BY THE COMPANY

The Company does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of the Company.

                                STATE REGULATION

The Company is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine the Company's contract liabilities and reserves so that the Insurance Department may certify the items are correct. The Company's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                            REPORTS TO POLICY OWNERS


The Company will mail to the Policy Owner, at the last known address of record, an annual statement showing the amount of the current death benefit, the Cash Value, Cash Surrender Value, premiums paid and monthly charges deducted since the last report, the amounts invested in the Fixed Account and in the Variable Account and in each Sub-Account, and any Policy debt, as well as interest on the debt for the preceding year.

Policy Owners will also be sent annual and semi-annual reports containing financial statements for the Variable Account as required by the 1940 Act.

In addition, Policy Owners will receive statements of significant transactions, such as change in Specified Amount, change in death benefit option, changes in future premium allocation, transfers among Sub-Accounts, premium payments, loans, increase in loan principal, loan repayments, unpaid loan interest added to principal, reinstatement and termination.

                                   ADVERTISING


The Company is ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Policies. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs based on selected tax brackets or discussions of alternative investment vehicles and general economic conditions.


                           YEAR 2000 COMPLIANCE ISSUES


The Company has developed a plan to address issues related to the Year 2000. The problem relates to many existing computer programs using only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the Year 2000. The Company has been evaluating its exposure to the Year 2000 issue through a review of all of its operating systems as well as dependencies on the systems of others since 1996. The Company expects all system changes and replacements needed to achieve Year 2000 compliance to be completed by the end of 1998. Compliance testing will be completed in the first quarter of 1999. The Company charges all costs associated with these system changes as the costs are incurred.

Operating expenses in 1997 include approximately $45 million on technology projects, which includes costs related to Year 2000 and the development of a new policy administration system for traditional life insurance products and other system enhancements. The Company anticipates spending a comparable amount in 1998 on technology projects, including Year 2000 initiatives. These expenses do not have an effect on the assets of the Variable Account and are not charged through to the Contract Owner.


                                LEGAL PROCEEDINGS


The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

The General Distributor, NAS, is not engaged in any litigation of any material nature.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In February 1997, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in New York Supreme Court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. This lawsuit has not been certified as a class action. In April, 1997, a motion to dismiss the Snyder complaint in its entirety was filed by the defendants, and the plaintiff has opposed such motion.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced an action against Nationwide Life Insurance Company and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this action, plaintiffs seek to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that some portion of their premiums were invested in a publicly traded mutual fund when, in fact, the premium monies were invested in a mutual fund whose shares may only be purchased by insurance companies. The complaint seeks unspecified compensatory, treble and punitive damages. In January 1998, both Nationwide Life Insurance Company and American Century filed motions to dismiss the entire complaint. Plaintiffs' counsel have opposed these motions and the federal court in Texas heard arguments on the motions to dismiss in April, 1998. This lawsuit is in an early stage and has not been certified as a class action. Nationwide Life Insurance Company intends to defend this case vigorously.

There can be no assurance that any litigation relating to pricing and sales practices will not have a material adverse effect on the Company in the future.


                                     EXPERTS


The audited financial statements and schedules have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.


                             REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Account, the Company, and the Policies offered hereby. Statements contained in this prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

                                 LEGAL OPINIONS


Legal matters in connection with the Policies described herein are being passed upon by Druen, Dietrich, Reynolds & Koogler, One Nationwide Plaza, Columbus, Ohio 43215. All the members of such firm are employed by the Nationwide Mutual Insurance Company.

                                   APPENDIX 1

                        ILLUSTRATIONS OF WHEN ADDITIONAL
                         PREMIUM PAYMENTS ARE PERMITTED

Example 1: A male non-tobacco, age 35, purchases a Policy with an initial premium of $25,000 and selects Death Benefit Option 1. The initial premium is treated as 100% of the Guideline Single Premium which results in a Specified Amount of $179,733. In the 12th and subsequent policy years, annual premiums of $2,177 may be paid without violating the premium limitations prescribed by the Internal Revenue Service to qualify the Policy as a life insurance contract. Additional premiums which increase the Specified Amount may be made at any time, subject to the $1,000 minimum. The Company reserves the right to require satisfactory evidence of insurability with any premium payment which increases the net amount at risk. In addition, premium payments may be made at any time if they are required to continue the Policy in force.

Example 2: A male non-tobacco, age 55, purchases a Policy with an initial premium of $100,000 and selects Death Benefit Option 1. The initial premium is treated as 100% of the Guideline Single Premium which results in a Specified Amount of $306,283. In the 11th and subsequent policy years, annual premiums of $9,591 may be paid without violating the premium limitations prescribed by the Internal Revenue Service to qualify the Policy as a life insurance contract. Additional premiums which increase the Specified Amount may be made at any time, subject to the $1,000 minimum. The Company reserves the right to require satisfactory evidence of insurability with any premium payment which increases the net amount at risk. In addition, premium payments may be made at any time if they are required to continue the Policy in force.

                                   APPENDIX 2

                          ILLUSTRATIONS OF CASH VALUES,
                             CASH SURRENDER VALUES,
                               AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the Policies change with investment performance. The illustrations illustrate how Cash Values, Cash Surrender Values and Death Benefits under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the Cash Values, Cash Surrender Values and Death Benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the Policies would go into default, at which time additional premium payments would be required to continue the Policy in force. The illustrations also assume there is no Policy Indebtedness, no additional premium payments are made, no Cash Values are allocated to the Fixed Account, and there are no changes in the Specified Amount or Death Benefit option.


The amounts shown for the Cash Value, Cash Surrender Value and Death Benefit as of each Policy Anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks, recovering premium taxes and providing for administrative expenses. On a current basis, these charges are equivalent to an annual effective rate of 1.30% in the first 10 policy years and 1.00% thereafter. On a guaranteed basis, these charges are equivalent to a maximum annual effective rate of 1.60% in the first 10 policy years and 1.30% thereafter. In addition, the net investment returns also reflect the deduction of Underlying Mutual Fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.90%. This effective rate is based on the average of the fund expenses for the preceding year for all mutual fund options available under the policy as of March 13, 1998.


Taking account of the current charges for mortality and expense risks, recovering premium taxes and providing for administrative and Underlying Mutual Fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -2.20, 3.80% and 9.80%, respectively, in policy years one through ten, and -1.90%, 4.10% and 10.10% thereafter. Taking account of guaranteed charges, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -2.50%, 3.50% and 9.50%, respectively, in policy years one through ten, and -2.20%, 3.80% and 9.80% thereafter.

The illustrations also reflect the fact that the Company makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the Policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower Cash Values and Death Benefits than those illustrated. Death Benefit Option 1 has been assumed in all the illustrations.

In addition, the illustrations reflect the fact that the Company deducts an annual administrative charge at the beginning of each Policy Year after the first. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the Variable Account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, the Company will furnish a comparable illustration based on the proposed Insured's age, sex, smoking classification, rating classification and premium payment requested.

                $10,000 INITIAL PREMIUM: $43,190 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                    NEW YORK
                                 CURRENT VALUES

                          0% HYPOTHETICAL                    6% HYPOTHETICAL                         12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN                  GROSS INVESTMENT RETURN

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
       1      10,500       9,648      8,798       43,190     10,231      9,381        43,190       10,815        9,965       43,190
       2      11,025       9,227      8,377       43,190     10,394      9,544        43,190       11,630       10,780       43,190
       3      11,576       8,803      8,003       43,190     10,553      9,753        43,190       12,516       11,716       43,190
       4      12,155       8,372      7,572       43,190     10,705      9,905        43,190       13,480       12,680       43,190
       5      12,763       7,935      7,185       43,190     10,851     10,101        43,190       14,529       13,779       43,190
       6      13,401       7,489      6,789       43,190     10,988     10,288        43,190       15,671       14,971       43,190
       7      14,071       7,032      6,432       43,190     11,113     10,513        43,190       16,916       16,316       43,190
       8      14,775       6,560      6,060       43,190     11,225     10,725        43,190       18,272       17,772       43,190
       9      15,513       6,069      5,669       43,190     11,319     10,919        43,190       19,751       19,351       43,190
      10      16,289       5,557      5,557       43,190     11,392     11,392        43,190       21,366       21,366       43,190
      11      17,103       5,035      5,035       43,190     11,475     11,475        43,190       23,201       23,201       43,190
      12      17,959       4,490      4,490       43,190     11,538     11,538        43,190       25,222       25,222       43,190
      13      18,856       3,919      3,919       43,190     11,580     11,580        43,190       27,452       27,452       43,190
      14      19,799       3,321      3,321       43,190     11,596     11,596        43,190       29,917       29,917       43,190
      15      20,789       2,690      2,690       43,190     11,584     11,584        43,190       32,646       32,646       43,746
      16      21,829       2,023      2,023       43,190     11,539     11,539        43,190       35,659       35,659       46,357
      17      22,920       1,314      1,314       43,190     11,456     11,456        43,190       38,958       38,958       49,866
      18      24,066         557        557       43,190     11,329     11,329        43,190       42,567       42,567       53,634
      19      25,270           0          0            0     11,150     11,150        43,190       46,516       46,516       57,680
      20      26,533           0          0            0     10,912     10,912        43,190       50,841       50,841       62,026
      21      27,860           0          0            0     10,609     10,609        43,190       55,577       55,577       66,693
      22      29,253           0          0            0     10,207     10,207        43,190       60,747       60,747       72,289
      23      30,715           0          0            0      9,693      9,693        43,190       66,389       66,389       78,339
      24      32,251           0          0            0      9,046      9,046        43,190       72,545       72,545       84,878
      25      33,864           0          0            0      8,243      8,243        43,190       79,262       79,262       91,944
      26      35,557           0          0            0      7,251      7,251        43,190       86,588       86,588       99,576
      27      37,335           0          0            0      6,029      6,029        43,190       94,613       94,613      106,912
      28      39,201           0          0            0      4,521      4,521        43,190      103,414      103,414      114,790
      29      41,161           0          0            0      2,661      2,661        43,190      113,085      113,085      123,263
      30      43,219           0          0            0        370        370        43,190      123,736      123,736      132,398

ASSUMPTIONS:

(1)     NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ANNUAL $50 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)      UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                    $10,000 INITIAL PREMIUM: $43,190 SPECIFIED AMOUNT
                                       MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                                         NEW YORK
                                                    GUARANTEED VALUES

                          0% HYPOTHETICAL                    6% HYPOTHETICAL                         12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN                  GROSS INVESTMENT RETURN

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
       1      10,500       9,607      8,757       43,190     10,188      9,338        43,190       10,770        9,920       43,190
       2      11,025       9,091      8,241       43,190     10,247      9,397        43,190       11,472       10,622       43,190
       3      11,576       8,573      7,773       43,190     10,295      9,495        43,190       12,229       11,429       43,190
       4      12,155       8,050      7,250       43,190     10,330      9,530        43,190       13,046       12,246       43,190
       5      12,763       7,520      6,770       43,190     10,351      9,601        43,190       13,930       13,180       43,190
       6      13,401       6,981      6,281       43,190     10,355      9,655        43,190       14,885       14,185       43,190
       7      14,071       6,429      5,829       43,190     10,338      9,738        43,190       15,917       15,317       43,190
       8      14,775       5,861      5,361       43,190     10,297      9,797        43,190       17,033       16,533       43,190
       9      15,513       5,273      4,873       43,190     10,226      9,826        43,190       18,240       17,840       43,190
      10      16,289       4,659      4,659       43,190     10,122     10,122        43,190       19,547       19,547       43,190
      11      17,103       4,028      4,028       43,190     10,009     10,009        43,190       21,028       21,028       43,190
      12      17,959       3,360      3,360       43,190      9,853      9,853        43,190       22,642       22,642       43,190
      13      18,856       2,653      2,653       43,190      9,650      9,650        43,190       24,408       24,408       43,190
      14      19,799       1,899      1,899       43,190      9,390      9,390        43,190       26,343       26,343       43,190
      15      20,789       1,089      1,089       43,190      9,066      9,066        43,190       28,469       28,469       43,190
      16      21,829         216        216       43,190      8,667      8,667        43,190       30,813       30,813       43,190
      17      22,920           0          0            0      8,181      8,181        43,190       33,404       33,404       43,190
      18      24,066           0          0            0      7,590      7,590        43,190       36,263       36,263       45,692
      19      25,270           0          0            0      6,876      6,876        43,190       39,380       39,380       48,831
      20      26,533           0          0            0      6,017      6,017        43,190       42,770       42,770       52,180
      21      27,860           0          0            0      4,988      4,988        43,190       46,462       46,462       55,754
      22      29,253           0          0            0      3,762      3,762        43,190       50,467       50,467       60,056
      23      30,715           0          0            0      2,307      2,307        43,190       54,814       54,814       64,680
      24      32,251           0          0            0        582        582        43,190       59,530       59,530       69,650
      25      33,864           0          0            0          0          0             0       64,645       64,645       74,988
      26      35,557           0          0            0          0          0             0       70,193       70,193       80,722
      27      37,335           0          0            0          0          0             0       76,248       76,248       86,161
      28      39,201           0          0            0          0          0             0       82,870       82,870       91,985
      29      41,161           0          0            0          0          0             0       90,128       90,128       98,240
      30      43,219           0          0            0          0          0             0       98,112       98,112      104,979

ASSUMPTIONS:

(1)      NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ANNUAL $135 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)      UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                    $10,000 INITIAL PREMIUM: $41,661 SPECIFIED AMOUNT
                                       MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                                       NON-NEW YORK
                                                      CURRENT VALUES

                          0% HYPOTHETICAL                    6% HYPOTHETICAL                         12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN                  GROSS INVESTMENT RETURN

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
       1      10,500       9,662      8,812       41,661     10,246      9,396        41,661       10,831        9,981       41,661
       2      11,025       9,233      8,383       41,661     10,400      9,550        41,661       11,636       10,786       41,661
       3      11,576       8,801      8,001       41,661     10,550      9,750        41,661       12,513       11,713       41,661
       4      12,155       8,367      7,567       41,661     10,697      9,897        41,661       13,469       12,669       41,661
       5      12,763       7,928      7,178       41,661     10,838     10,088        41,661       14,510       13,760       41,661
       6      13,401       7,482      6,782       41,661     10,973     10,273        41,661       15,646       14,946       41,661
       7      14,071       7,028      6,428       41,661     11,098     10,498        41,661       16,885       16,285       41,661
       8      14,775       6,564      6,064       41,661     11,213     10,713        41,661       18,238       17,738       41,661
       9      15,513       6,085      5,685       41,661     11,314     10,914        41,661       19,715       19,315       41,661
      10      16,289       5,589      5,589       41,661     11,399     11,399        41,661       21,330       21,330       41,661
      11      17,103       5,089      5,089       41,661     11,500     11,500        41,661       23,168       23,168       41,661
      12      17,959       4,569      4,569       41,661     11,584     11,584        41,661       25,192       25,192       41,661
      13      18,856       4,028      4,028       41,661     11,650     11,650        41,661       27,425       27,425       41,661
      14      19,799       3,462      3,462       41,661     11,696     11,696        41,661       29,893       29,893       41,661
      15      20,789       2,869      2,869       41,661     11,717     11,717        41,661       32,620       32,620       43,711
      16      21,829       2,243      2,243       41,661     11,712     11,712        41,661       35,618       35,618       46,303
      17      22,920       1,582      1,582       41,661     11,675     11,675        41,661       38,899       38,899       49,790
      18      24,066         877        877       41,661     11,600     11,600        41,661       42,489       42,489       53,537
      19      25,270         124        124       41,661     11,481     11,481        41,661       46,420       46,420       57,561
      20      26,533         (*)        (*)          (*)     11,313     11,313        41,661       50,725       50,725       61,884
      21      27,860         (*)        (*)          (*)     11,088     11,088        41,661       55,440       55,440       66,528
      22      29,253         (*)        (*)          (*)     10,780     10,780        41,661       60,589       60,589       72,101
      23      30,715         (*)        (*)          (*)     10,377     10,377        41,661       66,211       66,211       78,129
      24      32,251         (*)        (*)          (*)      9,863      9,863        41,661       72,349       72,349       84,648
      25      33,864         (*)        (*)          (*)      9,218      9,218        41,661       79,049       79,049       91,696
      26      35,557         (*)        (*)          (*)      8,415      8,415        41,661       86,360       86,360       99,314
      27      37,335         (*)        (*)          (*)      7,420      7,420        41,661       94,370       94,370      106,638
      28      39,201         (*)        (*)          (*)      6,187      6,187        41,661      103,157      103,157      114,504
      29      41,161         (*)        (*)          (*)      4,662      4,662        41,661      112,811      112,811      122,964
      30      43,219         (*)        (*)          (*)      2,782      2,782        41,661      123,442      123,442      132,083

ASSUMPTIONS:

(1)      NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ANNUAL $50 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)      UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                    $10,000 INITIAL PREMIUM: $41,661 SPECIFIED AMOUNT
                                       MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                                       NON-NEW YORK
                                                    GUARANTEED VALUES

                          0% HYPOTHETICAL                    6% HYPOTHETICAL                         12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN                  GROSS INVESTMENT RETURN

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
       1      10,500       9,613      8,763       41,661     10,195      9,345        41,661       10,778        9,928       41,661
       2      11,025       9,091      8,241       41,661     10,246      9,396        41,661       11,471       10,621       41,661
       3      11,576       8,566      7,766       41,661     10,287      9,487        41,661       12,220       11,420       41,661
       4      12,155       8,036      7,236       41,661     10,315      9,515        41,661       13,029       12,229       41,661
       5      12,763       7,501      6,751       41,661     10,329      9,579        41,661       13,904       13,154       41,661
       6      13,401       6,958      6,258       41,661     10,327      9,627        41,661       14,851       14,151       41,661
       7      14,071       6,403      5,803       41,661     10,305      9,705        41,661       15,875       15,275       41,661
       8      14,775       5,833      5,333       41,661     10,259      9,759        41,661       16,984       16,484       41,661
       9      15,513       5,243      4,843       41,661     10,185      9,785        41,661       18,183       17,783       41,661
      10      16,289       4,630      4,630       41,661     10,079     10,079        41,661       19,484       19,484       41,661
      11      17,103       4,001      4,001       41,661      9,965      9,965        41,661       20,958       20,958       41,661
      12      17,959       3,337      3,337       41,661      9,810      9,810        41,661       22,567       22,567       41,661
      13      18,856       2,634      2,634       41,661      9,608      9,608        41,661       24,329       24,329       41,661
      14      19,799       1,887      1,887       41,661      9,354      9,354        41,661       26,262       26,262       41,661
      15      20,789       1,087      1,087       41,661      9,037      9,037        41,661       28,388       28,388       41,661
      16      21,829         225        225       41,661      8,648      8,648        41,661       30,734       30,734       41,661
      17      22,920         (*)        (*)          (*)      8,175      8,175        41,661       33,328       33,328       42,660
      18      24,066         (*)        (*)          (*)      7,601      7,601        41,661       36,171       36,171       45,575
      19      25,270         (*)        (*)          (*)      6,909      6,909        41,661       39,262       39,262       48,685
      20      26,533         (*)        (*)          (*)      6,077      6,077        41,661       42,626       42,626       52,004
      21      27,860         (*)        (*)          (*)      5,083      5,083        41,661       46,288       46,288       55,546
      22      29,253         (*)        (*)          (*)      3,899      3,899        41,661       50,262       50,262       59,812
      23      30,715         (*)        (*)          (*)      2,495      2,495        41,661       54,574       54,574       64,398
      24      32,251         (*)        (*)          (*)        832        832        41,661       59,252       59,252       69,325
      25      33,864         (*)        (*)          (*)        (*)        (*)           (*)       64,327       64,327       74,620
      26      35,557         (*)        (*)          (*)        (*)        (*)           (*)       69,831       69,831       80,305
      27      37,335         (*)        (*)          (*)        (*)        (*)           (*)       75,838       75,838       85,697
      28      39,201         (*)        (*)          (*)        (*)        (*)           (*)       82,407       82,407       91,472
      29      41,161         (*)        (*)          (*)        (*)        (*)           (*)       89,608       89,608       97,672
      30      43,219         (*)        (*)          (*)        (*)        (*)           (*)       97,528       97,528      104,355

ASSUMPTIONS:

(1)      NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ANNUAL $135 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)      UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                    $25,000 INITIAL PREMIUM: $114,856 SPECIFIED AMOUNT
                                       MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                                      CURRENT VALUES

                          0% HYPOTHETICAL                    6% HYPOTHETICAL                         12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN                  GROSS INVESTMENT RETURN

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
       1      26,250      24,150     22,025      114,856     25,610     23,485       114,856       27,070       24,945      114,856
       2      27,563      23,244     21,119      114,856     26,170     24,045       114,856       29,269       27,144      114,856
       3      28,941      22,329     20,329      114,856     26,728     24,728       114,856       31,663       29,663      114,856
       4      30,388      21,403     19,403      114,856     27,283     25,283       114,856       34,271       32,271      114,856
       5      31,907      20,464     18,589      114,856     27,833     25,958       114,856       37,114       35,239      114,856
       6      33,502      19,507     17,757      114,856     28,373     26,623       114,856       40,215       38,465      114,856
       7      35,178      18,527     17,027      114,856     28,899     27,399       114,856       43,599       42,099      114,856
       8      36,936      17,517     16,267      114,856     29,407     28,157       114,856       47,291       46,041      114,856
       9      38,783      16,471     15,471      114,856     29,889     28,889       114,856       51,323       50,323      114,856
      10      40,722      15,381     15,381      114,856     30,340     30,340       114,856       55,730       55,730      114,856
      11      42,758      14,286     14,286      114,856     30,846     30,846       114,856       60,734       60,734      114,856
      12      44,896      13,139     13,139      114,856     31,322     31,322       114,856       66,242       66,242      114,856
      13      47,141      11,938     11,938      114,856     31,766     31,766       114,856       72,314       72,314      114,856
      14      49,498      10,678     10,678      114,856     32,172     32,172       114,856       79,018       79,018      114,856
      15      51,973       9,347      9,347      114,856     32,533     32,533       114,856       86,430       86,430      115,816
      16      54,572       7,937      7,937      114,856     32,839     32,839       114,856       94,608       94,608      122,990
      17      57,300       6,438      6,438      114,856     33,084     33,084       114,856      103,567      103,567      132,566
      18      60,165       4,835      4,835      114,856     33,252     33,252       114,856      113,376      113,376      142,854
      19      63,174       3,110      3,110      114,856     33,331     33,331       114,856      124,117      124,117      153,905
      20      66,332       1,250      1,250      114,856     33,307     33,307       114,856      135,882      135,882      165,776
      21      69,649         (*)        (*)          (*)     33,167     33,167       114,856      148,773      148,773      178,528
      22      73,132         (*)        (*)          (*)     32,852     32,852       114,856      162,859      162,859      193,803
      23      76,788         (*)        (*)          (*)     32,335     32,335       114,856      178,249      178,249      210,334
      24      80,627         (*)        (*)          (*)     31,582     31,582       114,856      195,061      195,061      228,222
      25      84,659         (*)        (*)          (*)     30,553     30,553       114,856      213,424      213,424      247,572
      26      88,892         (*)        (*)          (*)     29,190     29,190       114,856      233,477      233,477      268,499
      27      93,336         (*)        (*)          (*)     27,420     27,420       114,856      255,453      255,453      288,662
      28      98,003         (*)        (*)          (*)     25,149     25,149       114,856      279,563      279,563      310,315
      29     102,903         (*)        (*)          (*)     22,267     22,267       114,856      306,052      306,052      333,597
      30     108,049         (*)        (*)          (*)     18,645     18,645       114,856      335,215      335,215      358,680

ASSUMPTIONS:

(1)      NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ANNUAL $50 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)      UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                    $25,000 INITIAL PREMIUM: $114,856 SPECIFIED AMOUNT
                                       MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                                    GUARANTEED VALUES

                          0% HYPOTHETICAL                    6% HYPOTHETICAL                         12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN                  GROSS INVESTMENT RETURN

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
       1      26,250      23,986     21,861      114,856     25,439     23,314       114,856       26,893       24,768      114,856
       2      27,563      22,886     20,761      114,856     25,785     23,660       114,856       28,855       26,730      114,856
       3      28,941      21,772     19,772      114,856     26,108     24,108       114,856       30,974       28,974      114,856
       4      30,388      20,639     18,639      114,856     26,405     24,405       114,856       33,264       31,264      114,856
       5      31,907      19,484     17,609      114,856     26,671     24,796       114,856       35,740       33,865      114,856
       6      33,502      18,299     16,549      114,856     26,900     25,150       114,856       38,418       36,668      114,856
       7      35,178      17,077     15,577      114,856     27,084     25,584       114,856       41,314       39,814      114,856
       8      36,936      15,808     14,558      114,856     27,211     25,961       114,856       44,449       43,199      114,856
       9      38,783      14,478     13,478      114,856     27,271     26,271       114,856       47,841       46,841      114,856
      10      40,722      13,080     13,080      114,856     27,252     27,252       114,856       51,518       51,518      114,856
      11      42,758      11,635     11,635      114,856     27,224     27,224       114,856       55,675       55,675      114,856
      12      44,896      10,093     10,093      114,856     27,095     27,095       114,856       60,212       60,212      114,856
      13      47,141       8,443      8,443      114,856     26,855     26,855       114,856       65,178       65,178      114,856
      14      49,498       6,670      6,670      114,856     26,485     26,485       114,856       70,627       70,627      114,856
      15      51,973       4,750      4,750      114,856     25,961     25,961       114,856       76,618       76,618      114,856
      16      54,572       2,661      2,661      114,856     25,260     25,260       114,856       83,226       83,226      114,856
      17      57,300         376        376      114,856     24,351     24,351       114,856       90,539       90,539      115,890
      18      60,165         (*)        (*)          (*)     23,193     23,193       114,856       98,577       98,577      124,207
      19      63,174         (*)        (*)          (*)     21,739     21,739       114,856      107,322      107,322      133,080
      20      66,332         (*)        (*)          (*)     19,937     19,937       114,856      116,838      116,838      142,542
      21      69,649         (*)        (*)          (*)     17,729     17,729       114,856      127,197      127,197      152,637
      22      73,132         (*)        (*)          (*)     15,048     15,048       114,856      138,440      138,440      164,743
      23      76,788         (*)        (*)          (*)     11,819     11,819       114,856      150,639      150,639      177,754
      24      80,627         (*)        (*)          (*)      7,945      7,945       114,856      163,876      163,876      191,735
      25      84,659         (*)        (*)          (*)      3,298      3,298       114,856      178,237      178,237      206,755
      26      88,892         (*)        (*)          (*)        (*)        (*)           (*)      193,811      193,811      222,883
      27      93,336         (*)        (*)          (*)        (*)        (*)           (*)      210,810      210,810      238,215
      28      98,003         (*)        (*)          (*)        (*)        (*)           (*)      229,396      229,396      254,630
      29     102,903         (*)        (*)          (*)        (*)        (*)           (*)      249,769      249,769      272,248
      30     108,049         (*)        (*)          (*)        (*)        (*)           (*)      272,174      272,174      291,226

ASSUMPTIONS:

(1)      NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ANNUAL $135 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)      UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                   $100,000 INITIAL PREMIUM: $306,283 SPECIFIED AMOUNT
                                        MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                                                      CURRENT VALUES

                          0% HYPOTHETICAL                    6% HYPOTHETICAL                         12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN                  GROSS INVESTMENT RETURN

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
       1     105,000      96,739     88,239      306,283    102,589     94,089       306,283      108,440       99,940      306,283
       2     110,250      93,383     84,883      306,283    105,137     96,637       306,283      117,585      109,085      306,283
       3     115,763      89,974     81,974      306,283    107,694     99,694       306,283      127,568      119,568      306,283
       4     121,551      86,501     78,501      306,283    110,252    102,252       306,283      138,476      130,476      306,283
       5     127,628      82,946     75,446      306,283    112,803    105,303       306,283      150,407      142,907      306,283
       6     134,010      79,293     72,293      306,283    115,336    108,336       306,283      163,474      156,474      306,283
       7     140,710      75,523     69,523      306,283    117,841    111,841       306,283      177,802      171,802      306,283
       8     147,746      71,608     66,608      306,283    120,302    115,302       306,283      193,535      188,535      306,283
       9     155,133      67,519     63,519      306,283    122,700    118,700       306,283      210,839      206,839      306,283
      10     162,889      63,229     63,229      306,283    125,021    125,021       306,283      229,907      229,907      306,283
      11     171,034      58,892     58,892      306,283    127,633    127,633       306,283      251,719      251,719      306,283
      12     179,586      54,277     54,277      306,283    130,163    130,163       306,283      275,838      275,838      328,247
      13     188,565      49,358     49,358      306,283    132,599    132,599       306,283      302,264      302,264      356,672
      14     197,993      44,099     44,099      306,283    134,926    134,926       306,283      331,200      331,200      387,504
      15     207,893      38,450     38,450      306,283    137,120    137,120       306,283      362,883      362,883      420,944
      16     218,287      32,346     32,346      306,283    139,149    139,149       306,283      397,573      397,573      457,209
      17     229,202      25,701     25,701      306,283    140,972    140,972       306,283      435,649      435,649      492,283
      18     240,662      18,410     18,410      306,283    142,534    142,534       306,283      477,469      477,469      529,991
      19     252,695      10,359     10,359      306,283    143,780    143,780       306,283      523,444      523,444      570,554
      20     265,330       1,439      1,439      306,283    144,661    144,661       306,283      574,048      574,048      614,231
      21     278,596         (*)        (*)          (*)    145,132    145,132       306,283      629,829      629,829      661,320
      22     292,526         (*)        (*)          (*)    144,926    144,926       306,283      690,887      690,887      725,432
      23     307,152         (*)        (*)          (*)    143,931    143,931       306,283      757,697      757,697      795,582
      24     322,510         (*)        (*)          (*)    142,010    142,010       306,283      830,766      830,766      872,304
      25     338,635         (*)        (*)          (*)    138,970    138,970       306,283      910,637      910,637      956,169
      26     355,567         (*)        (*)          (*)    134,551    134,551       306,283      997,885      997,885    1,047,779
      27     373,346         (*)        (*)          (*)    128,402    128,402       306,283    1,093,114    1,093,114    1,147,770
      28     392,013         (*)        (*)          (*)    120,049    120,049       306,283    1,196,957    1,196,957    1,256,805
      29     411,614         (*)        (*)          (*)    108,884    108,884       306,283    1,310,077    1,310,077    1,375,581
      30     432,194         (*)        (*)          (*)     94,130     94,130       306,283    1,433,178    1,433,178    1,504,837

ASSUMPTIONS:

(1)      NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ANNUAL $50 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)      UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                   $100,000 INITIAL PREMIUM: $306,283 SPECIFIED AMOUNT
                                        MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                                                    GUARANTEED VALUES

                          0% HYPOTHETICAL                    6% HYPOTHETICAL                         12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN                  GROSS INVESTMENT RETURN

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
       1     105,000      95,852     87,352      306,283    101,673     93,173       306,283      107,496       98,996      306,283
       2     110,250      91,521     83,021      306,283    103,163     94,663       306,283      115,497      106,997      306,283
       3     115,763      87,064     79,064      306,283    104,532     96,532       306,283      124,141      116,141      306,283
       4     121,551      82,453     74,453      306,283    105,756     97,756       306,283      133,492      125,492      306,283
       5     127,628      77,655     70,155      306,283    106,805     99,305       306,283      143,622      136,122      306,283
       6     134,010      72,629     65,629      306,283    107,648    100,648       306,283      154,616      147,616      306,283
       7     140,710      67,333     61,333      306,283    108,247    102,247       306,283      166,572      160,572      306,283
       8     147,746      61,704     56,704      306,283    108,548    103,548       306,283      179,600      174,600      306,283
       9     155,133      55,671     51,671      306,283    108,493    104,493       306,283      193,836      189,836      306,283
      10     162,889      49,165     49,165      306,283    108,021    108,021       306,283      209,448      209,448      306,283
      11     171,034      42,244     42,244      306,283    107,394    107,394       306,283      227,322      227,322      306,283
      12     179,586      34,672     34,672      306,283    106,231    106,231       306,283      247,172      247,172      306,283
      13     188,565      26,361     26,361      306,283    104,455    104,455       306,283      269,279      269,279      317,749
      14     197,993      17,197     17,197      306,283    101,967    101,967       306,283      293,468      293,468      343,358
      15     207,893       7,028      7,028      306,283     98,637     98,637       306,283      319,774      319,774      370,937
      16     218,287         (*)        (*)          (*)     94,291     94,291       306,283      348,374      348,374      400,630
      17     229,202         (*)        (*)          (*)     88,701     88,701       306,283      379,619      379,619      428,970
      18     240,662         (*)        (*)          (*)     81,573     81,573       306,283      413,798      413,798      459,316
      19     252,695         (*)        (*)          (*)     72,547     72,547       306,283      451,258      451,258      491,871
      20     265,330         (*)        (*)          (*)     61,209     61,209       306,283      492,415      492,415      526,884
      21     278,596         (*)        (*)          (*)     47,072     47,072       306,283      537,777      537,777      564,666
      22     292,526         (*)        (*)          (*)     29,542     29,542       306,283      587,126      587,126      616,482
      23     307,152         (*)        (*)          (*)      7,877      7,877       306,283      640,781      640,781      672,820
      24     322,510         (*)        (*)          (*)        (*)        (*)           (*)      699,082      699,082      734,036
      25     338,635         (*)        (*)          (*)        (*)        (*)           (*)      762,382      762,382      800,501
      26     355,567         (*)        (*)          (*)        (*)        (*)           (*)      831,040      831,040      872,592
      27     373,346         (*)        (*)          (*)        (*)        (*)           (*)      905,421      905,421      950,692
      28     392,013         (*)        (*)          (*)        (*)        (*)           (*)      985,884      985,884    1,035,178
      29     411,614         (*)        (*)          (*)        (*)        (*)           (*)    1,072,794    1,072,794    1,126,434
      30     432,194         (*)        (*)          (*)        (*)        (*)           (*)    1,166,530    1,166,530    1,224,857


ASSUMPTIONS:

(1)      NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ANNUAL $135 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)      UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                   $100,000 INITIAL PREMIUM: $211,021 SPECIFIED AMOUNT
                                        MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65

                                                      CURRENT VALUES

                          0% HYPOTHETICAL                    6% HYPOTHETICAL                         12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN                  GROSS INVESTMENT RETURN

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
       1     105,000      96,411     87,911      211,021    102,271     93,771       211,021      108,132       99,632      211,021
       2     110,250      92,664     84,164      211,021    104,469     95,969       211,021      116,975      108,475      211,021
       3     115,763      88,792     80,792      211,021    106,641     98,641       211,021      126,678      118,678      211,021
       4     121,551      84,775     76,775      211,021    108,780    100,780       211,021      137,358      129,358      211,021
       5     127,628      80,584     73,084      211,021    110,878    103,378       211,021      149,147      141,647      211,021
       6     134,010      76,184     69,184      211,021    112,920    105,920       211,021      162,201      155,201      211,021
       7     140,710      71,529     65,529      211,021    114,888    108,888       211,021      176,706      170,706      211,021
       8     147,746      66,561     61,561      211,021    116,756    111,756       211,021      192,884      187,884      214,101
       9     155,133      61,220     57,220      211,021    118,501    114,501       211,021      210,796      206,796      229,767
      10     162,889      55,443     55,443      211,021    120,105    120,105       211,021      230,457      230,457      246,589
      11     171,034      49,332     49,332      211,021    121,925    121,925       211,021      252,818      252,818      265,459
      12     179,586      42,435     42,435      211,021    123,489    123,489       211,021      277,294      277,294      291,159
      13     188,565      34,621     34,621      211,021    124,760    124,760       211,021      304,076      304,076      319,280
      14     197,993      25,730     25,730      211,021    125,694    125,694       211,021      333,367      333,367      350,036
      15     207,893      15,545     15,545      211,021    126,223    126,223       211,021      365,385      365,385      383,654
      16     218,287       3,772      3,772      211,021    126,257    126,257       211,021      400,359      400,359      420,377
      17     229,202         (*)        (*)          (*)    125,669    125,669       211,021      438,533      438,533      460,460
      18     240,662         (*)        (*)          (*)    124,291    124,291       211,021      480,160      480,160      504,168
      19     252,695         (*)        (*)          (*)    121,913    121,913       211,021      525,506      525,506      551,781
      20     265,330         (*)        (*)          (*)    118,269    118,269       211,021      574,852      574,852      603,594
      21     278,596         (*)        (*)          (*)    113,027    113,027       211,021      628,499      628,499      659,924
      22     292,526         (*)        (*)          (*)    105,596    105,596       211,021      686,715      686,715      721,051
      23     307,152         (*)        (*)          (*)     95,309     95,309       211,021      749,817      749,817      787,307
      24     322,510         (*)        (*)          (*)     81,237     81,237       211,021      818,129      818,129      859,036
      25     338,635         (*)        (*)          (*)     62,036     62,036       211,021      891,982      891,982      936,581
      26     355,567         (*)        (*)          (*)     35,735     35,735       211,021      971,700      971,700    1,020,285
      27     373,346         (*)        (*)          (*)        (*)        (*)           (*)    1,059,640    1,059,640    1,102,026
      28     392,013         (*)        (*)          (*)        (*)        (*)           (*)    1,157,081    1,157,081    1,191,794
      29     411,614         (*)        (*)          (*)        (*)        (*)           (*)    1,265,587    1,265,587    1,290,898
      30     432,194         (*)        (*)          (*)        (*)        (*)           (*)    1,387,129    1,387,129    1,401,000

ASSUMPTIONS:

(1)      NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ANNUAL $50 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)      UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                   $100,000 INITIAL PREMIUM: $211,021 SPECIFIED AMOUNT
                                        MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65

                                                    GUARANTEED VALUES

                          0% HYPOTHETICAL                    6% HYPOTHETICAL                         12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN                  GROSS INVESTMENT RETURN

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
       1     105,000      95,034     86,534      211,021    100,868     92,368       211,021      106,704       98,204      211,021
       2     110,250      89,719     81,219      211,021    101,432     92,932       211,021      113,852      105,352      211,021
       3     115,763      84,082     76,082      211,021    101,737     93,737       211,021      121,598      113,598      211,021
       4     121,551      78,062     70,062      211,021    101,741     93,741       211,021      130,038      122,038      211,021
       5     127,628      71,581     64,081      211,021    101,390     93,890       211,021      139,285      131,785      211,021
       6     134,010      64,533     57,533      211,021    100,607     93,607       211,021      149,475      142,475      211,021
       7     140,710      56,782     50,782      211,021     99,297     93,297       211,021      160,780      154,780      211,021
       8     147,746      48,149     43,149      211,021     97,330     92,330       211,021      173,422      168,422      211,021
       9     155,133      38,424     34,424      211,021     94,556     90,556       211,021      187,699      183,699      211,021
      10     162,889      27,369     27,369      211,021     90,802     90,802       211,021      203,946      203,946
      11     171,034      14,785     14,785      211,021     86,146     86,146       211,021      222,686      222,686      233,820
      12     179,586         260        260      211,021     80,087     80,087       211,021      243,073      243,073      255,226
      13     188,565           0          0            0     72,333     72,333       211,021      265,238      265,238      278,500
      14     197,993           0          0            0     62,500     62,500       211,021      289,323      289,323      303,789
      15     207,893           0          0            0     50,057     50,057       211,021      315,472      315,472      331,246
      16     218,287           0          0            0     34,257     34,257       211,021      343,835      343,835      361,027
      17     229,202           0          0            0     14,056     14,056       211,021      374,561      374,561      393,289
      18     240,662           0          0            0          0          0             0      407,800      407,800      428,190
      19     252,695           0          0            0          0          0             0      443,702      443,702      465,887
      20     265,330           0          0            0          0          0             0      482,423      482,423      506,544
      21     278,596           0          0            0          0          0             0      524,126      524,126      550,332
      22     292,526           0          0            0          0          0             0      568,982      568,982      597,431
      23     307,152           0          0            0          0          0             0      617,167      617,167      648,026
      24     322,510           0          0            0          0          0             0      668,864      668,864      702,308
      25     338,635           0          0            0          0          0             0      724,248      724,248      760,460
      26     355,567           0          0            0          0          0             0      783,477      783,477      822,651
      27     373,346           0          0            0          0          0             0      849,021      849,021      882,982
      28     392,013           0          0            0          0          0             0      921,956      921,956      949,615
      29     411,614           0          0            0          0          0             0    1,003,596    1,003,596    1,023,667
      30     432,194           0          0            0          0          0             0    1,095,621    1,095,621    1,106,577

ASSUMPTIONS:

(1)      NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ANNUAL $135 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)      UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX 3

The following performance tables display historical investment results of the Underlying Mutual Fund Sub-Accounts. This information may be useful in helping potential investors in deciding which Underlying Mutual Fund sub-accounts to choose and in assessing the competence of the Underlying Mutual Funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the Underlying Mutual Funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the Underlying Mutual Fund sub-accounts are not guaranteed and will fluctuate so that a Policy Owner's units, when redeemed, may be worth more or less than their original cost.


                                                  FUND PERFORMANCE TABLE

                    ---------------------------------------------------------------------------------------------------------------
                                    ANNUAL PERCENTAGE            NON ANNUALIZED                             ANNUALIZED PERCENTAGE
                                         CHANGE                 PERCENTAGE CHANGE                                  CHANGE
------------------------------------------------------------------------------------------------------------------------------------
                  FUND                                   1 MO    1 YR    2 YRS   3 YRS.   5 YRS. INCEPTION  3 YRS.  5 YRS. INCEPTION
 UNDERLYING    INCEPTION     UNIT   1994   1995  1996     TO      TO      TO       TO        TO      TO      TO       TO     TO
 MUTUAL FUND      DATE**    VALUES                    12/31/96 12/31/91 2/31/96 12/31/96 12/31/91 12/31/96 12/31/96 12/31/9 12/31/96
------------------------------------------------------------------------------------------------------------------------------------
American Century  05/01/91  14.3   -0.68  19.56   10.75   -2.57  10.75   32.42   31.51     29.62    61.3    9.56   5.33    8.81
VP Balanced
------------------------------------------------------------------------------------------------------------------------------------
American Century  11/20/87  16.16  -2.44  29.41   -5.56   -3.23  -5.56   22.21   19.22      26.4  126.25    6.04    4.8    9.37
VP Capital
Appreciation
-----------------------------------------------------------------------------------------------------------------------------------
American Century  05/01/94 11.75     N/A  10.77   12.92    1.94  12.92   25.08     N/A       N/A    17.8     N/A    N/A    6.34
VP International
-----------------------------------------------------------------------------------------------------------------------------------
American Century  05/01/96 10.14     N/A    N/A     N/A    0.61    N/A     N/A     N/A       N/A   11.32     N/A    N/A     N/A
VP Value
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable  05/02/94  9.99     N/A  59.87   18.08    -2.2  18.08   88.78     N/A       N/A   83.25     N/A    N/A   25.56
Investment Fund
Growth & Income
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially  10/06/93 17.04    0.19  32.83   19.66   -3.55  19.66   58.94   59.23       N/A   70.42   16.77    N/A   17.92
Responsible Growth
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock     09/29/89 16.47   -0.42  35.02   20.95   -2.15  20.95    63.3   62.62     85.51   130.6   17.59  13.16   12.21
Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund 09/06/89 20.05    -7.3  15.45   13.12   -1.57  13.12   30.59   21.06     59.71  104.27    6.58   9.82   10.25
II -Asset Manager
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund 01/03/95 13.26     N/A    N/A   19.73   -0.71  19.73     N/A     N/A       N/A   65.03     N/A    N/A    28.6
II -Contrafund
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund 10/09/86 24.42    5.69  33.35    12.8   -1.75   12.8   50.42   58.98     114.13  217.54   16.71  16.45   11.96
- Equity-Income
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund 10/09/86 23.77   -1.31  33.62   13.22   -3.19  13.22   51.28    49.3      89.79  259.72   14.29  13.67   13.34
- Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund 09/19/85  25.2   -2.81  19.05   12.55    1.26  12.55   33.99   30.22     88.11  207.53     9.2  13.47   10.47
- High Income
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund 01/28/87 14.16    0.41   8.26   11.75    0.42  11.75   20.98   21.48     45.01   86.63     6.7   7.72    6.49
- Overseas
Portfolio
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NSAT Capital      04/15/92 17.98   -2.18  27.69    24.5    0.13   24.5   58.98   55.52       N/A   76.32   15.86    N/A    12.8
Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
NSAT Government   11/08/82 16.45   -4.48  17.22    2.14   -1.24   2.14   19.73   14.37     31.61  202.54    4.58   5.65    8.14
Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
NSAT Money Market 11/10/81 12.48    2.54   4.29    3.74    0.31   3.74    8.19   10.93     14.82  130.02    3.52    2.8    5.66
Fund
------------------------------------------------------------------------------------------------------------------------------------
NSAT Small        10/23/96 13.83     N/A    N/A   21.23    1.06  21.23     N/A     N/A       N/A   38.33     N/A    N/A    31.4
Company Fund
------------------------------------------------------------------------------------------------------------------------------------
NSAT Total Return 11/08/82 23.04   -0.23  27.43   20.26    0.03  20.26   53.25    52.9     78.72  526.54    15.2  12.31   13.85
Fund
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Neuberger &       09/10/84 17.52   -6.21  30.03    7.72   -0.69   7.72   40.07   31.37      49.7  275.91    9.52    8.4   11.36
Berman Advisers
Management Trust
-Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Neuberger &       09/10/84 14.09   -1.44   9.51    2.95   -0.18   2.95   12.74   11.11     21.38  127.25    3.58   3.95     6.9
Berman Advisers
Management Trust
-Bond Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Neuberger &       03/22/94 17.26     N/A  34.71   27.89    0.07  27.89   72.28     N/A       N/A   66.63     N/A    N/A   20.21
Berman Advisers
Management Trust
-Partners Portfolio
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer       04/30/85 16.61    -3.2  15.49    3.44   -1.03   3.44   19.46   15.63     35.61  155.68    4.96   6.28    8.38
Variable Account
Fund - Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer       11/12/90  13.27   -6.94   0.92   16.27    0.68  16.27   17.34     9.2     68.31   72.14    2.98  10.97    9.26
Variable Account
Fund - Global
Securities
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer       02/09/87  18.7   -3.21   19.8      14   -0.62     14   36.56   32.18     62.73  158.51    9.75  10.23   10.08
Variable Account
Fund - Multiple
Strategies
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Strong Variable   05/08/92 16.13   -6.61  33.52    -0.5   -0.48   -0.5   32.85   24.07       N/A   61.34    7.45    N/A   10.85
Insurance Funds,
Inc. -Discovery
Fund II, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Strong Variable   10/20/95 11.14     N/A    N/A    8.95   -0.91   8.95     N/A     N/A       N/A   11.52     N/A    N/A    9.54
Insurance Funds,
Inc.
-International
Stock Fund II
------------------------------------------------------------------------------------------------------------------------------------
Strong Special    05/08/92 21.08    2.26   24.2   16.62   -0.37  16.62   44.83   48.11       N/A  110.77   13.99    N/A   17.41
Fund II, Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide 09/01/89 16.58   -6.02   9.56   16.53    0.85  16.53   27.68   19.99     84.78   62.49    6.26  13.07    6.85
Insurance Trust
-Worldwide
Emerging Markets
Fund
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide 09/01/89 14.34   -2.59  15.79    1.19   -1.01   1.19   17.17   14.14     13.48   46.05    4.51   2.56     5.3
Insurance Trust
-Worldwide Bond
Fund
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide 12/27/95 10.07     N/A    N/A   25.09    0.94  25.09     N/A     N/A       N/A   23.83     N/A    N/A   23.55
Insurance Trust
-Worldwide Hard
Assets Fund
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Van Kampen        07/03/95 14.93     N/A    N/A   38.71   10.94  38.71     N/A     N/A       N/A   49.33     N/A    N/A   30.84
American Capital
Life Investment
Trust - American
Capital Real
Estate Securities
Fund
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus    06/30/95   11.57     N/A    N/A    8.56    0.09   8.56     N/A     N/A       N/A   15.74     N/A    N/A   10.29
Trust-International
Equity Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus    11/18/96  10.16     N/A    N/A     N/A   -0.12    N/A     N/A     N/A       N/A   -2.55     N/A    N/A     N/A
Trust-Post Venture
Capital Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus    06/30/96  13.98    N/A    N/A   12.43    2.18  12.43     N/A     N/A       N/A   39.76     N/A    N/A   25.15
Trust-Small
Company Growth
Portfolio
------------------------------------------------------------------------------------------------------------------------------------

The preceding table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of a 1.30% asset charge (and the deduction of applicable investment advisory fees and other expenses of the Underlying Mutual Funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.


The Underlying Mutual Fund Inception Date is the date the Underlying Mutual Fund first became effective, which is not necessarily the same date the Underlying Mutual Fund was first made available through the Variable Account. For those Underlying Mutual Funds which have not been offered as sub-accounts through the Variable Account for one of the quoted periods, the total return figures will show the investment performance such Underlying Mutual Funds would have achieved (reduced by the 1.30% asset charge and Fund investment advisory fees and expenses) had they been offered as sub-accounts through the Variable Account for the period quoted. Certain Underlying Mutual Funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.


                                               CASH VALUE PERFORMANCE TABLE

                   -----------------------------------------------------------------------------------------------------------------
                             1 Year to        2 Years to       3 Years to    5 Years to     10 Years to     Inception to
                             12/31/96         12/31/96         12/31/96      12/31/96       12/31/96        12/31/96
------------------------------------------------------------------------------------------------------------------------------------
                   FUND               CASH            CASH            CASH            CASH            CASH             Cash
UNDERLYING       INCEPTION   ACCUM    SURR.  ACCUM    SURR.    ACCUM  SURR.   ACCUM   SURR.  ACCUM    SURR.   ACCUM    Surr.
MUTUAL FUND        DATE**    VALUE   VALUE   VALUE    VALUE    VALUE  VALUE   VALUE   VALUE  VALUE    VALUE   VALUE    Value
------------------------------------------------------------------------------------------------------------------------------------
American Century   05/01/91  $54,658 $50,408 $64,623  $60,373 $63,056 $59,056 $59,420 $55,670   NA      NA    $74,673 $71,173
VP Balanced
-----------------------------------------------------------------------------------------------------------------------------------
American Century   11/20/87  $46,568 $42,318 $59,736  $55,486 $57,206 $53,206 $58,395 $54,645   NA      NA   $102,271 $102,271
VP Capital
Appreciation
-----------------------------------------------------------------------------------------------------------------------------------
American Century   05/01/94  $55,732 $51,482 $60,890  $56,640   NA      NA      NA      NA      NA      NA    $56,516 $52,516
VP International
-----------------------------------------------------------------------------------------------------------------------------------
American Century   05/01/94   NA       NA      NA       NA      NA      NA      NA      NA      NA      NA    $55,165 $50,915
VP Value
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable   05/02/94  $58,347 $54,097 $92,846  $88,596   NA      NA      NA      NA      NA      NA    $89,069 $85,069
Investment Fund
Growth & Income
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially   10/06/93  $59,098 $54,848 $77,816  $73,566 $76,654 $72,654   NA      NA      NA      NA    $81,943 $77,943
Responsible
Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock      09/29/89  $59,728 $55,478 $79,982  $75,732 $78,281 $74,281 $86,703 $82,953   NA      NA   $104,768 $102,268
Index Fund
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund  09/06/89  $55,832 $51,582 $63,666  $59,416 $57,768 $53,768 $74,834 $71,084   NA      NA    $93,347 $90,847
II -Asset Manager
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund  01/03/95  $59,117 $54,867   NA       NA      NA      NA      NA      NA      NA      NA    $80,875 $76,625
II -Contrafund
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund  10/09/86  $55,675 $51,425 $73,614  $69,364 $76,677 $72,677 $101,563$97,813$141,964 $141,96$140,829 $140,829
- Equity-Income
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund  10/09/86  $55,904 $51,654 $76,507  $72,257 $74,149 $70,149 $92,174 $88,424$169,144 $169,14$162,707 $162,707
- Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund  09/19/85  $55,565 $51,315 $65,419  $61,169 $62,402 $58,402 $89,224 $85,474$108,810 $108,81$135,060 $135,060
- High Income
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund  01/28/87  $55,157 $50,907 $58,875  $54,625 $58,133 $54,133 $67,399 $63,649   NA      NA    $79,118 $79,118
- Overseas
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Capital       04/15/92  $61,499 $57,249 $77,603  $73,353 $74,531 $70,531   NA      NA      NA      NA    $82,394 $78,644
Appreciation Fund
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Government    11/08/82  $50,362 $46,112 $59,075  $54,825 $55,305 $51,305 $61,842 $58,092 $86,333 $86,333$129,204 $129,204
Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Money Market  11/10/81  $51,179 $46,929 $52,413  $48,163 $52,860 $48,860 $52,653 $48,903 $64,711 $64,711 $92,972 $92,972
Fund
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Small         10/23/95  $59,902 $55,652   NA       NA      NA      NA      NA      NA      NA      NA    $68,202 $63,952
Company Fund
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Total Return  11/08/82  $59,383 $55,133 $74,893  $70,643 $73,455 $69,455 $83,535 $79,785$127,358 $127,35$287,487 $287,487
Fund
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Neuberger &        09/10/84  $53,154 $48,904 $68,535  $64,285 $62,984 $58,984 $69,644 $65,894$115,896 $115,89$170,971 $170,971
Berman Advisers
Management Trust
-Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger &        09/10/84  $50,775 $46,525 $54,856  $50,606 $53,072 $49,072 $56,072 $52,322 $71,419 $71,419 $97,924 $97,924
Berman Advisers
Management Trust
-Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger &        03/22/94  $63,183 $58,933 $84,414  $80,164   NA      NA      NA      NA      NA      NA    $80,362 $76,362
Berman Advisers
Management Trust
-Partners
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer        04/30/85  $51,009 $46,759 $58,208  $53,958 $55,270 $51,270 $63,066 $59,316 $88,916 $88,916$112,121 $112,121
Variable Account
Fund - Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer        11/12/90  $57,407 $53,157 $57,023  $52,773 $51,951 $47,951 $79,155 $75,405   NA      NA    $79,021 $76,021
Variable Account
Fund - Global
Securities
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer        02/09/87  $56,275 $52,025 $66,682  $62,432 $63,332 $59,332 $76,143 $72,393   NA      NA   $115,391 $115,391
Variable Account
Fund - Multiple
Strategies
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Strong Variable    05/08/92  $49,040 $44,790 $64,929  $60,679 $59,384 $55,384   NA      NA      NA      NA    $76,065 $72,315
Insurance Funds,
Inc. -Discovery
Fund II, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Strong Variable    10/20/95  $53,797 $49,547   NA       NA      NA      NA      NA      NA      NA      NA    $54,833 $50,583
Insurance Funds,
Inc.
-International
Stock Fund II
-----------------------------------------------------------------------------------------------------------------------------------
Strong Special     05/08/92  $57,573 $53,323 $70,763  $66,513 $71,223 $67,223   NA      NA      NA      NA   $100,525 $96,775
Fund II, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide  09/01/89  $57,581 $53,331 $62,210  $57,960 $57,275 $53,275 $87,255 $83,505   NA      NA    $71,287 $68,787
Insurance Trust
-Worldwide
Emerging Markets
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide  09/01/89  $49,891 $45,641 $57,111  $52,861 $54,572 $50,572 $51,940 $48,190   NA      NA    $65,263 $62,763
Insurance Trust
-Worldwide Bond
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide  09/01/89  $61,825 $57,575   NA       NA      NA      NA      NA      NA      NA      NA    $61,067 $56,817
Insurance Trust
-Worldwide Hard
Assets Fund
-----------------------------------------------------------------------------------------------------------------------------------


                                               CASH VALUE PERFORMANCE TABLE

                   -----------------------------------------------------------------------------------------------------------------
                             1 Year to        2 Years to       3 Years to    5 Years to     10 Years to     Inception to
                             12/31/96         12/31/96         12/31/96      12/31/96       12/31/96        12/31/96
------------------------------------------------------------------------------------------------------------------------------------
                   FUND               CASH            CASH            CASH            CASH            CASH             Cash
UNDERLYING       INCEPTION   ACCUM    SURR.  ACCUM    SURR.    ACCUM  SURR.   ACCUM   SURR.  ACCUM    SURR.   ACCUM    Surr.
MUTUAL FUND        DATE**    VALUE   VALUE   VALUE    VALUE    VALUE  VALUE   VALUE   VALUE  VALUE    VALUE   VALUE    Value
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen         12/27/95  $68,503 $64,253   NA       NA      NA      NA      NA      NA      NA      NA    $73,247 $68,997
American Capital
Life Investment
Trust - American
Capital Real
Estate Securities
Fund
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus     06/30/95  $53,587 $49,337   NA       NA      NA      NA      NA      NA      NA      NA    $56,738 $52,488
Trust-International
Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus     11/18/96   NA       NA      NA       NA      NA      NA      NA      NA      NA      NA    $48,555 $44,305
Trust-Post
Venture Capital
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus     06/30/95  $55,521 $51,271   NA       NA      NA      NA      NA      NA      NA      NA    $68,754 $64,504
Trust-Small
Company Growth
Portfolio
===================------------------=======--------=========-------=======--------=======---------=======-----------------

   The preceding cash value performance table shows the effect of the performance quoted on accumulated values and cash surrender values, based on a hypothetical annual premium of $50,000 for a 50 year-old male, non-tobacco simplified, with a level death benefit and an initial specified amount of $187,451.64. The cash surrender value figures reflect the deduction of all applicable Policy Charges, including a 1.30% asset charge, applicable cost of insurance charges, surrender charges, and an annual administrative charge (and the deduction of applicable investment advisory fees and other expenses of the Underlying Mutual Funds). See the "Policy Charges" section for more information about these charges. The cost of insurance charges may be higher or lower for purchasers who do not meet the profile of the hypothetical purchaser. Illustrations reflecting a potential purchaser's specific characteristics are available from the Company upon request.

   **The Underlying Mutual Fund Inception Date is the date the Underlying Mutual Fund first became effective, which is not necessarily the same date the Underlying Mutual Fund was first made available through the Variable Account. For those Underlying Mutual Funds which have not been offered as sub-accounts through the Variable Account for one of the quoted periods, the cash values will show the investment performance such Underlying Mutual Funds would have achieved (reduced by any applicable Variable Account and Policy Charges, and Underlying Mutual Fund investment advisory fees and expenses) had they been offered as sub-accounts through the Variable Account for the period quoted. Certain Underlying Mutual Funds are not as old as some of the periods quoted, therefore, the cash values may not be available for all of the periods shown.

                          Independent Auditors' Report


TheBoard of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-2:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 as of December 31, 1997, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account-2 as of December 31, 1997, and the results of its operations and its changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                          KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997

ASSETS:
   Investments at market value:
      American Century VP - American Century VP Balanced (ACVPBal)
         450,365 shares (cost $3,528,940) ...................................................    $   3,711,009

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         1,251,568 shares (cost $13,536,259) ................................................       12,115,182

      American Century VP - American Century VP International (ACVPInt)
         962,266 shares (cost $6,644,002) ...................................................        6,581,900

      American Century VP - American Century VP Value (ACVPValue)
         247,477 shares (cost $1,686,843) ...................................................        1,715,016

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         288,951 shares (cost $6,988,377) ...................................................        7,215,109

      Dreyfus Stock Index Fund (DryStkIx)
         1,707,776 shares (cost $40,352,694) ................................................       43,975,229

      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         15,469 shares (cost $435,161) ......................................................          431,598

      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         57,884 shares (cost $1,280,956) ....................................................        1,202,834

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         2,871,655 shares (cost $56,323,170) ................................................       69,723,785

      Fidelity VIP - Growth Portfolio (FidVIPGr)
         2,020,415 shares (cost $67,005,105) ................................................       74,957,386

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         1,852,037 shares (cost $23,041,039) ................................................       25,150,659

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         994,402 shares (cost $18,739,132) ..................................................       19,092,517

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         1,569,275 shares (cost $23,423,853) ................................................       28,262,651

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         1,444,442 shares (cost $24,113,457) ................................................       28,802,183

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         57,717 shares (cost $1,083,502) ....................................................        1,112,204

      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         26,082 shares (cost $249,822) ......................................................          252,215

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         1,025,559 shares (cost $21,432,535) ................................................       21,752,099

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         792,837 shares (cost $9,071,723) ...................................................        9,022,484

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         41,137,522 shares (cost $41,137,522) ...............................................       41,137,522

                                                                     (Continued)

      Nationwide SAT - Small Company Fund (NSATSmCo)
         861,772 shares (cost $14,442,491) ..........................................      13,659,092

      Nationwide SAT - Total Return Fund (NSATTotRe)
         4,556,451 shares (cost $61,467,891) ........................................      74,634,664

      Neuberger &Berman AMT - Growth Portfolio (NBAMTGro)
         574,343 shares (cost $16,246,741) ..........................................      17,540,438

      Neuberger &Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         417,231 shares (cost $5,804,690) ...........................................       5,891,308

      Neuberger &Berman AMT - Partners Portfolio (NBAMTPart)
         1,394,479 shares (cost $26,115,621) ........................................      28,726,274

      Oppenheimer VAF - Bond Fund (OppBdFd)
         740,592 shares (cost $8,732,177) ...........................................       8,820,455

      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         774,702 shares (cost $13,493,381) ..........................................      16,555,373

      Oppenheimer VAF - Growth Fund (OppGro)
         19,076 shares (cost $615,472) ..............................................         618,841

      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         726,507 shares (cost $10,917,824) ..........................................      12,357,889

      Strong Opportunity Fund II, Inc. (StOpp2)
         1,170,744 shares (cost $20,723,927) ........................................      25,405,139

      Strong VIF - Strong Discovery Fund II (StDisc2)
         627,226 shares (cost $7,206,442) ...........................................       7,545,529

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         213,104 shares (cost $2,308,084) ...........................................       1,986,133

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         230,121 shares (cost $2,486,613) ...........................................       2,529,034

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         218,008 shares (cost $3,213,391) ...........................................       2,398,087

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         401,815 shares (cost $7,002,936) ...........................................       6,316,535

      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         480,988 shares (cost $7,935,817) ...........................................       7,623,661

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         950,953 shares (cost $11,329,279) ..........................................       9,975,497

      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         69,318 shares (cost $768,255) ..............................................         766,662

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         947,893 shares (cost $15,514,842) ..........................................      15,621,270
                                                                                        -------------
            Total investments .......................................................     655,185,463
   Accounts receivable ..............................................................       3,401,859
                                                                                        -------------
            Total assets ............................................................     658,587,322
ACCOUNTS PAYABLE ....................................................................               -
                                                                                        -------------
CONTRACT OWNERS' EQUITY (NOTE 8) ....................................................   $ 658,587,322
                                                                                        =============


See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                                                 1997             1996             1995
                                                            -------------     ------------     ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ................................    $   9,547,366        6,387,808        4,182,333
   Mortality and expense charges (note 3)
         Single Premium contracts issued prior to
            April 16, 1990 .............................          (17,545)         (16,385)         (15,723)
         Single Premium contracts issued on or after
            April 16, 1990 .............................       (1,003,388)        (874,853)        (670,173)
         Multiple Payment and Flexible Premium contracts       (3,622,060)      (2,092,228)      (1,061,446)
                                                            -------------     ------------     ------------
      Net investment activity ..........................        4,904,373        3,404,342        2,434,991
                                                            -------------     ------------     ------------

   Proceeds from mutual fund shares sold ...............      443,749,426      275,979,207      163,574,836
   Cost of mutual funds sold ...........................     (409,583,997)    (266,008,543)    (154,208,870)
                                                            -------------     ------------     ------------
      Realized gain on investments .....................       34,165,429        9,970,664        9,365,966
   Change in unrealized gain on investments ............       31,280,650       12,175,328       17,134,325
                                                            -------------     ------------     ------------
      Net gain on investments ..........................       65,446,079       22,145,992       26,500,291
                                                            -------------     ------------     ------------
   Reinvested capital gains ............................       19,594,720       10,584,883        2,581,875
                                                            -------------     ------------     ------------
         Net increase in contract owners'
            equity resulting from operations ...........       89,945,172       36,135,217       31,517,157
                                                            -------------     ------------     ------------

EQUITY TRANSACTIONS:
   Purchase payments received from contract owners .....      218,381,791      174,104,282      106,694,208
   Surrenders ..........................................      (11,960,967)      (6,124,049)      (4,970,867)
   Death benefits (note 4) .............................         (664,672)        (730,700)        (143,265)
   Policy loans (net of repayments) (note 5) ...........       (9,898,715)      (6,468,023)      (2,529,830)
   Deductions for surrender charges (note 2d) ..........       (1,603,674)        (721,263)        (364,725)
   Redemptions to pay cost of insurance charges
      and administration charges (notes 2b and 2c) .....      (34,553,252)     (24,075,896)     (14,110,656)
   Deductions for asset charges (note 3) ...............         (227,535)         (20,037)              --
                                                            -------------     ------------     ------------
         Net increase in equity transactions ...........      159,472,976      135,964,314       84,574,865
                                                            -------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..................      249,418,148      172,099,531      116,092,022
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ............      409,169,174      237,069,643      120,977,621
                                                            -------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..................    $ 658,587,322      409,169,174      237,069,643
                                                            =============     ============     ============

See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Modified Single Premium and Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

            Portfolios of the American Century Variable Portfolios, Inc. (American Century VP) (formerly TCI Portfolios, Inc.);
                American Century VP - American Century VP Balanced (ACVPBal)
                  (formerly TCI Portfolios - TCI Balanced)
                American Century VP - American Century VP Capital Appreciation
                  (ACVPCapAp) (formerly TCI Portfolios - TCI Growth)
                American Century VP - American Century VP International
                  (ACVPInt) (formerly TCI Portfolios - TCI International)
                American Century VP - American Century VP Value (ACVPValue)
                  (formerly TCI Portfolios - TCI Value)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
                Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

            Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

            Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

            Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);

                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan
                Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide
                SAT) (managed for a fee by an affiliated investment advisor);

                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2) (formerly Strong Special Fund II)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
                Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs) (formerly
                  Van Eck WIT - Gold and Natural Resources Fund)

              Portfolio of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec) (formerly Van Kampen American Capital LIT - Real Estate Securities Fund)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
                Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 and 1995 amounts have been reclassified to conform with the current period presentation.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

         On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

         The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

         For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

     (c) Administrative Charges

         An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

         For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

              Contracts issued prior to April 16, 1990: Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

              Contracts issued on or after April 16, 1990:
                Purchase payments totalling less than $25,000 - $90/year ($65/year in New York) Purchase payments totalling $25,000 or more - $50/year

         For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum).

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         For modified single premium contracts, the monthly charge is equal to an annual rate of .30% multiplied by the policy's cash value. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.15% of the policy's cash value. The monthly charge is subject to a $10 minimum.

         For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1000 basic coverage charge (not less than $20 or more than $80 per policy). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 per $1000 basic coverage charge (not less than $10 or more than $40 per policy). Additionally, the Company deducts a monthly increase charge of $2.40 per $1000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. The charge may be raised to $3.60 per $1000 of increase per year at the Company's discretion.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year.

         For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

         For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

         For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% in the fourteenth year if the average issue age is 74 or less. The charge is 100% of the initial surrender charge, declining to 0% in the ninth year if the average issue age is 75 or greater. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation.

     For modified single premium contracts, the Company deducts an annual rate of .90% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     For last survivor flexible premium contracts, the Company deducts an annual rate of .80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of .80% if the cash value of the contract is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to .30%.

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)  SCHEDULE I

     Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

         -        Beginning unit value - Jan. 1

         - Reinvested capital gains and dividends (This amount reflects the increase in the unit value due to capital gain and dividend distributions from the underlying mutual funds.)

         - Unrealized gain (loss) (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

         - Asset charges (This amount reflects the decrease in the unit value due to the charges discussed in note 3.)

         -        Ending unit value - Dec. 31

         -        Percentage increase (decrease) in unit value.

(8)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1997, for each product in the accumulation phase.

     Contract owners' equity represented by:                                                       ANNUAL
                                                             UNITS      UNIT VALUE                 RETURN
                                                           ---------    ---------                 --------
Single Premium contracts issued prior to April 16, 1990:
   American Century VP - American Century
      VP Capital Appreciation ..........................      8,329    $23.049846    $  191,982     (4)%
   Dreyfus Stock Index Fund ............................      9,956     21.945853       218,493     32%
   Fidelity VIP - Equity-Income Portfolio ..............      6,812     37.884780       258,071     27%
   Fidelity VIP - Growth Portfolio .....................      5,177     42.050483       217,695     22%
   Fidelity VIP - High Income Portfolio ................      3,493     28.548032        99,718     17%
   Fidelity VIP - Overseas Portfolio ...................      5,108     21.717871       110,935     11%
   Fidelity VIP-II - Asset Manager Portfolio ...........      1,203     24.530415        29,510     20%
   Fidelity VIP-II - Contrafund Portfolio ..............      3,331     16.387248        54,586     23%
   Nationwide SAT -
      Capital Appreciation Fund ........................      2,373     24.356996        57,799     33%
   Nationwide SAT -
      Government Bond Fund .............................      2,159     21.554629        46,536      9%
   Nationwide SAT - Money Market Fund ..................      9,301     15.508767       144,247      4%
   Nationwide SAT - Small Company Fund .................        124     16.146794         2,002     16%
   Nationwide SAT - Total Return Fund ..................      2,904     34.253930        99,473     28%
   Neuberger &Berman AMT -
      Growth Portfolio .................................      5,113     31.739871       162,286     28%
   Neuberger &Berman AMT -
      Limited Maturity Bond Portfolio ..................      5,557     17.375997        96,558      6%
   Neuberger & Berman AMT -
      Partners Portfolio ...............................      2,379     22.629887        53,837     30%
   Strong Opportunity Fund II, Inc. ....................        456     26.626359        12,142     24%
   Van Eck WIT - Worldwide Bond Fund ...................         22     14.891060           328      1%
   Van Eck WIT -
      Worldwide Hard Assets Fund .......................      5,526     14.622970        80,807     (3)%
   Van Kampen American Capital LIT -
      Morgan Stanley Real Estate
      Securities Portfolio .............................      4,138     18.062622        74,743     20%
   Warburg Pincus Trust -
      International Equity Portfolio ...................      1,792     11.264405        20,186     (3)%
   Warburg Pincus Trust -
      Small Company Growth Portfolio ...................        134     16.093971         2,157     15%

Single Premium contracts issued on or
after April 16, 1990:
   American Century VP -
      American Century VP Balanced .....................     38,245     16.350628       625,330     14%
   American Century VP - American Century
      VP Capital Appreciation ..........................    129,674     15.434921     2,001,508     (5)%

                                                                     (Continued)

American Century VP -
   American Century VP International ....      109,065    13.757328     1,500,443     17%
American Century VP -
   American Century VP Value ............       36,293    12.622928       458,124     24%
The Dreyfus Socially Responsible
   Growth Fund, Inc. ....................       27,923    21.605205       603,282     27%
Dreyfus Stock Index Fund ................      252,267    21.622115     5,454,546     31%
Dreyfus VIF -
   Capital Appreciation Portfolio .......        8,365    10.192453        85,260      2%(a)
Dreyfus VIF -
   Growth and Income Portfolio ..........       11,510    11.456116       131,860     15%
Fidelity VIP - Equity-Income Portfolio ..      525,933    30.880183    16,240,907     26%
Fidelity VIP - Growth Portfolio .........      325,852    28.978553     9,442,719     22%
Fidelity VIP - High Income Portfolio ....      160,493    29.267460     4,697,222     16%
Fidelity VIP - Overseas Portfolio .......      310,985    15.587449     4,847,463     10%
Fidelity VIP-II - Asset Manager Portfolio      293,986    23.873730     7,018,542     19%
Fidelity VIP-II - Contrafund Portfolio ..      257,262    16.244815     4,179,174     23%
Fidelity VIP-III -
   Growth Opportunities Portfolio .......       31,619    10.932562       345,677      9%(a)
Morgan Stanley -
   Emerging Markets Debt Portfolio ......        5,443     9.810873        53,401     (2)%(a)
Nationwide SAT -
   Capital Appreciation Fund ............       71,279    23.875030     1,701,788     33%
Nationwide SAT -
   Government Bond Fund .................      255,535    17.806978     4,550,306      8%
Nationwide SAT - Money Market Fund ......    1,051,590    12.964662    13,633,509      4%
Nationwide SAT - Small Company Fund .....       79,580    16.023638     1,275,161     16%
Nationwide SAT - Total Return Fund ......      149,445    29.430261     4,398,205     28%
Neuberger &Berman AMT -
   Growth Portfolio .....................      135,697    22.311330     3,027,581     27%
Neuberger &Berman AMT -
   Limited Maturity Bond Portfolio ......      169,876    14.844266     2,521,685      5%
Neuberger &Berman AMT -
   Partners Portfolio ...................      233,445    22.361130     5,220,094     30%
Oppenheimer VAF - Bond Fund .............       89,920    17.910876     1,610,546      8%
Oppenheimer VAF -
   Global Securities Fund ...............      113,733    16.036486     1,823,878     21%
Oppenheimer VAF - Growth Fund ...........       10,788    10.428297       112,500      4%(a)
Oppenheimer VAF -
   Multiple Strategies Fund .............      152,543    21.638756     3,300,841     16%
Strong Opportunity Fund II, Inc. ........      132,285    26.101254     3,452,804     24%
Strong VIF - Strong Discovery Fund II ...       68,152    17.738866     1,208,939     10%
Strong VIF -
   Strong International Stock Fund II ...       40,251     9.511045       382,829    (15)%
Van Eck WIT - Worldwide Bond Fund .......       45,566    14.492332       660,358      1%
Van Eck WIT -
   Worldwide Emerging Markets Fund ......       35,382     8.793232       311,122    (13)%
Van Eck WIT -
   Worldwide Hard Assets Fund ...........      142,782    16.093994     2,297,933     (3)%

   Van Kampen American Capital LIT -
      Morgan Stanley Real Estate
      Securities Portfolio .................       98,406    17.905659     1,762,024     20%
   Warburg Pincus Trust -
      International Equity Portfolio .......      134,117    11.166430     1,497,608     (4)%
   Warburg Pincus Trust -
      Post Venture Capital Portfolio .......       20,440    11.370593       232,415     12%
   Warburg Pincus Trust -
      Small Company Growth Portfolio .......      175,452    15.954033     2,799,167     14%

Multiple Payment contracts and
Flexible Premium contracts:
   American Century VP -
      American Century VP Balanced .........      162,980    16.822481     2,741,728     15%
   American Century VP - American Century
      VP Capital Appreciation ..............      655,176    14.709822     9,637,522     (4)%
   American Century VP -
      American Century VP International ....      333,719    13.994328     4,670,173     18%
   American Century VP -
      American Century VP Value ............       81,237    12.687534     1,030,697     25%
   The Dreyfus Socially Responsible
      Growth Fund, Inc. ....................      275,028    22.067304     6,069,126     27%
   Dreyfus Stock Index Fund ................    1,577,410    22.086039    34,838,739     32%
   Dreyfus VIF -
      Capital Appreciation Portfolio .......       33,449    10.216196       341,722      2%(a)
   Dreyfus VIF -
      Growth and Income Portfolio ..........       74,022    11.514756       852,345     15%
   Fidelity VIP - Equity-Income Portfolio ..    1,533,661    32.007773    49,089,073     27%
   Fidelity VIP - Growth Portfolio .........    2,133,432    29.627929    63,209,172     22%
   Fidelity VIP - High Income Portfolio ....      660,090    27.535006    18,175,582     17%
   Fidelity VIP - Overseas Portfolio .......      801,447    16.959418    13,592,075     11%
   Fidelity VIP-II - Asset Manager Portfolio      930,767    21.747656    20,242,001     20%
   Fidelity VIP-II - Contrafund Portfolio ..    1,351,683    16.448700    22,233,428     23%
   Fidelity VIP-III -
      Growth Opportunities Portfolio .......       55,769    10.958018       611,118     10%(a)
   Morgan Stanley -
      Emerging Markets Debt Portfolio ......       16,674     9.833749       163,968     (2)%(a)
   Nationwide SAT -
      Capital Appreciation Fund ............      755,171    24.563746    18,549,829     33%
   Nationwide SAT -
      Government Bond Fund .................      237,476    16.735906     3,974,376      9%
   Nationwide SAT - Money Market Fund ......    1,823,184    12.754301    23,253,438      4%
   Nationwide SAT - Small Company Fund .....      690,077    16.199871    11,179,158     16%
   Nationwide SAT - Total Return Fund ......    2,342,232    28.233403    66,129,180     28%
   Neuberger &Berman AMT -
      Growth Portfolio .....................      628,860    22.117203    13,908,624     28%
   Neuberger &Berman AMT -
      Limited Maturity Bond Portfolio ......      178,356    14.349688     2,559,353      6%


                                                                     (Continued)

   Neuberger &Berman AMT -
      Partners Portfolio ................    928,663    22.746051    21,123,416     30%
   Oppenheimer VAF - Bond Fund ..........    381,236    17.086434     6,513,964      8%
   Oppenheimer VAF -
      Global Securities Fund ............    855,620    16.380762    14,015,708     21%
   Oppenheimer VAF - Growth Fund ........     40,779    10.452595       426,246      5%(a)
   Oppenheimer VAF -
      Multiple Strategies Fund ..........    387,094    21.450954     8,303,536     16%
   Strong Opportunity Fund II, Inc. .....    791,884    26.851737    21,263,461     24%
   Strong VIF - Strong Discovery Fund II     337,867    18.249145     6,165,784     11%
   Strong VIF -
      Strong International Stock Fund II     140,532     9.615755     1,351,321    (14)%
   Van Eck WIT - Worldwide Bond Fund ....    121,423    13.690999     1,662,402      2%
   Van Eck WIT -
      Worldwide Emerging Markets Fund ...    222,956     8.838307     1,970,554    (12)%
   Van Eck WIT -
      Worldwide Hard Assets Fund ........    212,577    17.834480     3,791,200     (2)%
   Van Kampen American Capital LIT -
      Morgan Stanley Real Estate
      Securities Portfolio ..............    275,704    18.130321     4,998,602     21%
   Warburg Pincus Trust -
      International Equity Portfolio ....    651,598    11.306660     7,367,397     (3)%
   Warburg Pincus Trust -
      Post Venture Capital Portfolio ....     44,199    11.428806       505,142     12%
   Warburg Pincus Trust -
      Small Company Growth Portfolio ....    712,489    16.154327    11,509,780     15%

Modified Single Premium contracts and
Last Survivor Flexible Premium contracts:
   American Century VP -
      American Century VP Balanced ......     27,206    12.659036       344,402     16%
   American Century VP - American Century
      VP Capital Appreciation ...........     32,542     8.821378       287,065     (3)%
   American Century VP -
      American Century VP International .     32,515    12.781185       415,580     19%
   American Century VP -
      American Century VP Value .........     17,691    12.791587       226,296     26%
   The Dreyfus Socially Responsible
      Growth Fund, Inc. .................     37,804    14.359114       542,832     28%
   Dreyfus Stock Index Fund .............    228,273    15.236658     3,478,118     33%
   Dreyfus VIF -
      Capital Appreciation Portfolio ....        450    10.254291         4,614      3%(a)
   Dreyfus VIF -
      Growth and Income Portfolio .......     18,834    11.609215       218,648     16%
   Fidelity VIP - Equity-Income Portfolio    299,539    13.822981     4,140,522     28%
   Fidelity VIP - Growth Portfolio ......    162,254    12.898986     2,092,912     23%
   Fidelity VIP - High Income Portfolio .    171,832    12.743794     2,189,792     18%
   Fidelity VIP - Overseas Portfolio ....     45,600    11.900892       542,681     12%

Fidelity VIP-II - Asset Manager Portfolio..      73,280     13.298253          974,496      21%
Fidelity VIP-II - Contrafund Portfolio ....     167,595     13.965921        2,340,619      24%
Fidelity VIP-III -
   Growth Opportunities Portfolio .........      13,840     10.998857          152,224      10%(a)
Morgan Stanley -
   Emerging Markets Debt Portfolio ........       3,497      9.870449           34,517      (1)%(a)
Nationwide SAT -
   Capital Appreciation Fund ..............      92,414     15.614947        1,443,040      34%
Nationwide SAT -
   Government Bond Fund ...................      38,575     11.711522          451,772      10%
Nationwide SAT - Money Market Fund ........     680,581     10.882768        7,406,605       5%
Nationwide SAT - Small Company Fund .......      99,062     12.350345        1,223,450      17%
Nationwide SAT - Total Return Fund ........     270,928     14.813042        4,013,268      29%
Neuberger & Berman AMT -
   Growth Portfolio .......................      35,081     12.732630          446,673      29%
Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio ........      63,831     11.183579          713,859       7%
Neuberger & Berman AMT -
   Partners Portfolio .....................     154,752     15.062681        2,330,980      31%
Oppenheimer VAF - Bond Fund ...............      60,188     11.629634          699,964       9%
Oppenheimer VAF -
   Global Securities Fund .................      53,741     13.263226          712,779      22%
Oppenheimer VAF - Growth Fund .............       7,635     10.491590           80,103       5%(a)
Oppenheimer VAF -
   Multiple Strategies Fund ...............      58,544     12.821215          750,605      17%
Strong Opportunity Fund II, Inc. ..........      50,153     13.507426          677,438      25%
Strong VIF - Strong Discovery Fund II .....      15,515     11.010302          170,825      11%
Strong VIF -
   Strong International Stock Fund II .....      28,984      8.695226          252,022     (14)%
Van Eck WIT - Worldwide Bond Fund .........      19,142     10.767851          206,118       2%
Van Eck WIT -
   Worldwide Emerging Markets Fund ........      13,242      8.910909          117,998     (12)%
Van Eck WIT -
   Worldwide Hard Assets Fund .............      14,793      9.887286          146,263      (2)%
Van Kampen American Capital LIT -
   Morgan Stanley Real Estate
   Securities Portfolio ...................      47,746     16.610019          793,062      21%
Warburg Pincus Trust -
   International Equity Portfolio .........     112,574      9.710827        1,093,187      (2)%
Warburg Pincus Trust -
   Post Venture Capital Portfolio .........       2,527     11.522579           29,118      13%
Warburg Pincus Trust -
   Small Company Growth Portfolio .........     116,237     11.365509        1,321,093      16%
                                                =======     =========    -------------
                                                                         $ 658,587,322
                                                                         =============

(a) This investment option was not being utilized for the entire period.

                                                                      Schedule I

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

            Single Premium Contracts Issued Prior to April 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  Years Ended December 31, 1997, 1996 and 1995

                                   ACVPCapAp         DryStkIx        FidVIPEI         FidVIPGr         FidVIPHI         FidVIPOv
                                 ------------     ------------     ------------     ------------     ------------     ------------
1997***

Beginning unit value - Jan. 1    $  24.053649        16.663330        29.854628        34.379126        24.493313        19.654083
                                 ------------     ------------     ------------     ------------     ------------     ------------


Reinvested capital gains
and dividends                         .485163          .958001         3.077613         1.268399         1.954453         1.709218
                                 ------------     ------------     ------------     ------------     ------------     ------------

Unrealized gain (loss)              (1.263148)        4.511423         5.277194         6.771006         2.351846          .559210
                                 ------------     ------------     ------------     ------------     ------------     ------------

Asset charges                        (.225818)        (.186901)        (.324655)        (.368048)        (.251580)        (.204640)
                                 ------------     ------------     ------------     ------------     ------------     ------------


Ending unit value - Dec. 31      $  23.049846        21.945853        37.884780        42.050483        28.548032        21.717871
                                 ------------     ------------     ------------     ------------     ------------     ------------


Percentage increase (decrease)
in unit value*                             (4)%             32%              27%              22%              17%              11%
                                 ============     ============     ============     ============     ============     ============


1996

Beginning unit value - Jan. 1    $  25.381408               **        26.373971        30.259267        21.685282        17.526172
                                 ------------     ------------     ------------     ------------     ------------     ------------


Reinvested capital gains
and dividends                        2.847171                          1.217030         2.174262         1.977825          .431349
                                 ------------     ------------     ------------     ------------     ------------     ------------


Unrealized gain (loss)              (3.934619)                         2.528645         2.256603         1.050520         1.872575
                                 ------------     ------------     ------------     ------------     ------------     ------------


Asset charges                        (.240311)                         (.265018)        (.311006)        (.220314)        (.176013)
                                 ------------     ------------     ------------     ------------     ------------     ------------


Ending unit value - Dec. 31      $  24.053649                         29.854628        34.379126        24.493313        19.654083
                                 ------------     ------------     ------------     ------------     ------------     ------------


Percentage increase (decrease)
in unit value*                             (5)%                              13%              14%              13%              12%
                                 ============     ============     ============     ============     ============     ============


1995

Beginning unit value - Jan. 1    $  19.544976               **        19.708533        22.566466        18.151674        16.131866
                                 ------------     ------------     ------------     ------------     ------------     ------------


Reinvested capital gains
and dividends                         .022491                          1.542607          .124738         1.314664          .123427
                                 ------------     ------------     ------------     ------------     ------------     ------------


Unrealized gain (loss)               6.032555                          5.341041         7.828480         2.410020         1.428229
                                 ------------     ------------     ------------     ------------     ------------     ------------


Asset charges                        (.218614)                         (.218210)        (.260417)        (.191076)        (.157350)
                                 ------------     ------------     ------------     ------------     ------------     ------------


Ending unit value - Dec. 31      $  25.381408                         26.373971        30.259267        21.685282        17.526172
                                 ------------     ------------     ------------     ------------     ------------     ------------


Percentage increase (decrease)
in unit value*                             30%                               34%              34%              19%               9%
                                 ============     ============     ============     ============     ============     ============


                                      FidVIPAM         FidVIPCon       NSATCapAp         NSATGvtBd
                                    ------------     ------------     ------------     ------------
1997***

Beginning unit value - Jan. 1          20.525705        13.326381        18.283070        19.842234
                                    ------------     ------------     ------------     ------------


Reinvested capital gains
and dividends                           2.507226          .410019          .742935         1.267003
                                    ------------     ------------     ------------     ------------

Unrealized gain (loss)                  1.712461         2.792665         5.535524          .639911
                                    ------------     ------------     ------------     ------------

Asset charges                           (.214977)        (.141817)        (.204533)        (.194519)
                                    ------------     ------------     ------------     ------------


Ending unit value - Dec. 31            24.530415        16.387248        24.356996        21.554629
                                    ------------     ------------     ------------     ------------


Percentage increase (decrease)
in unit value*                                20%              23%              33%               9%
                                    ============     ============     ============     ============


1996

Beginning unit value - Jan. 1          18.081878               **               **        19.357639
                                    ------------     ------------     ------------     ------------


Reinvested capital gains
and dividends                           1.189904                                           1.200383
                                    ------------     ------------     ------------     ------------


Unrealized gain (loss)                  1.435663                                           (.533024)
                                    ------------     ------------     ------------     ------------


Asset charges                           (.181740)                                          (.182764)
                                    ------------     ------------     ------------     ------------


Ending unit value - Dec. 31            20.525705                                          19.842234
                                    ------------     ------------     ------------     ------------


Percentage increase (decrease)
in unit value*                                14%                                                 3%
                                    ============     ============     ============     ============


1995

Beginning unit value - Jan. 1          15.607540               **               **        16.457035
                                    ------------     ------------     ------------     ------------


Reinvested capital gains
and dividends                            .327932                                           1.167149
                                    ------------     ------------     ------------     ------------


Unrealized gain (loss)                  2.304058                                           1.903991
                                    ------------     ------------     ------------     ------------


Asset charges                           (.157652)                                          (.170536)
                                    ------------     ------------     ------------     ------------


Ending unit value - Dec. 31            18.081878                                          19.357639
                                    ------------     ------------     ------------     ------------


Percentage increase (decrease)
in unit value*                                16%                                                18%
                                    ============     ============     ============     ============


* An annualized rate of return cannot be determined as asset charges do not include the policy charges discussed in note 2.

** This investment option was not being utilized or was not available.

*** No other investment options were being utilized.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

            Single Premium Contracts Issued Prior to April 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  Years Ended December 31, 1997, 1996 and 1995


                                  NSATMyMkt         NSATSmCo        NSATTotRe        NBAMTGro      NBAMTLMat       NBAMTPart
                                 ------------     ------------    ------------    ------------    ------------    ------------
1997***

Beginning unit value - Jan. 1    $  14.875178        13.890860       26.717684       24.838185       16.433880       17.406201
                                 ------------     ------------    ------------    ------------    ------------    ------------


Reinvested capital gains
and dividends                         .778864          .440845        1.558497        2.183777         .969363         .864780
                                 ------------     ------------    ------------    ------------    ------------    ------------


Unrealized gain (loss)                .000000         1.957974        6.272453        4.993139         .133106        4.551693
                                 ------------     ------------    ------------    ------------    ------------    ------------


Asset charges                        (.145275)        (.142885)       (.294704)       (.275230)       (.160352)       (.192787)
                                 ------------     ------------    ------------    ------------    ------------    ------------


Ending unit value - Dec. 31      $  15.508767        16.146794       34.253930       31.739871       17.375997       22.629887
                                 ------------     ------------    ------------    ------------    ------------    ------------


Percentage increase (decrease)
in unit value*(a)                           4%              16%             28%             28%              6%             30%
                                 ============     ============    ============    ============    ============    ============




Beginning unit value - Jan. 1    $  14.287454               **       22.138653       22.976381       15.906671              **
                                 ------------     ------------    ------------    ------------    ------------    ------------


Reinvested capital gains
and dividends                         .727569                         1.479674        2.084651        1.338753
                                 ------------     ------------    ------------    ------------    ------------    ------------


Unrealized gain (loss)                .000000                         3.328301         .004126        (.659070)
                                 ------------     ------------    ------------    ------------    ------------    ------------

Asset charges                        (.139845)                        (.228944)       (.226973)       (.152474)
                                 ------------     ------------    ------------    ------------    ------------    ------------


Ending unit value - Dec. 31      $  14.875178                        26.717684       24.838185       16.433880
                                 ------------     ------------    ------------    ------------    ------------    ------------


Percentage increase (decrease)
in unit value*(a)                           4%                              21%              8%              3%
                                 ============     ============    ============    ============    ============    ============


1995

Beginning unit value - Jan. 1    $  13.652006               **       17.312690       17.608267       14.475203              **
                                 ------------     ------------    ------------    ------------    ------------    ------------


Reinvested capital gains
and dividends                         .768745                         1.720678         .623265         .804090
                                 ------------     ------------    ------------    ------------    ------------    ------------


Unrealized gain (loss)                .000000                         3.293404        4.945641         .771696
                                 ------------     ------------    ------------    ------------    ------------    ------------


Asset charges                        (.133297)                        (.188119)       (.200792)       (.144318)
                                 ------------     ------------    ------------    ------------    ------------    ------------


Ending unit value - Dec. 31      $  14.287454                        22.138653       22.976381       15.906671
                                 ------------     ------------    ------------    ------------    ------------    ------------


Percentage increase (decrease)
in unit value*(a)                           5%                              28%             30%             10%
                                 ============     ============    ============    ============    ============    ============



                                    StOpp2         VEWrldBd       VEWrldHAs         MSRESec
                                 ------------    ------------    ------------    ------------
1997***

Beginning unit value - Jan. 1       21.426416       14.682655       15.014547       15.011508
                                 ------------    ------------    ------------    ------------


Reinvested capital gains
and dividends                        2.183305         .475835         .655044        2.041009
                                 ------------    ------------    ------------    ------------


Unrealized gain (loss)               3.245388        (.129445)       (.902356)       1.163065
                                 ------------    ------------    ------------    ------------


Asset charges                        (.228750)       (.137985)       (.144265)       (.152960)
                                 ------------    ------------    ------------    ------------


Ending unit value - Dec. 31         26.626359       14.891060       14.622970       18.062622
                                 ------------    ------------    ------------    ------------


Percentage increase (decrease)
in unit value*(a)                          24%              1%             (3)%            20%
                                 ============    ============    ============    ============


                                                                                         1996

Beginning unit value - Jan. 1       18.309087       14.458585       12.839256       10.784280
                                 ------------    ------------    ------------    ------------


Reinvested capital gains
and dividends                         .861320         .394300         .272272         .288822
                                 ------------    ------------    ------------    ------------


Unrealized gain (loss)               2.443023        (.034088)       2.040791        4.051625
                                 ------------    ------------    ------------    ------------

Asset charges                        (.187014)       (.136142)       (.137772)       (.113219)
                                 ------------    ------------    ------------    ------------


Ending unit value - Dec. 31         21.426416       14.682655       15.014547       15.011508
                                 ------------    ------------    ------------    ------------


Percentage increase (decrease)
in unit value*(a)                          17%              2%             17%             39%
                                 ============    ============    ============    ============


1995

Beginning unit value - Jan. 1       14.690448       12.443161       11.677805       10.000000
                                 ------------    ------------    ------------    ------------


Reinvested capital gains
and dividends                         .761035        1.008475         .115292         .092106
                                 ------------    ------------    ------------    ------------


Unrealized gain (loss)               3.013032        1.138120        1.160549         .740132
                                 ------------    ------------    ------------    ------------


Asset charges                        (.155428)       (.131171)       (.114390)       (.047958)
                                 ------------    ------------    ------------    ------------


Ending unit value - Dec. 31         18.309087       14.458585       12.839256       10.784280
                                 ------------    ------------    ------------    ------------


Percentage increase (decrease)
in unit value*(a)                          25%             16%             10%              8%(b)
                                 ============    ============    ============    ============



* An annualized rate of return cannot be determined as:

         (a) Asset charges do not include the policy charges discussed in note 2; and

         (b) This investment option was not utilized for the entire year indicated.

** This investment option was not being utilized or was not available.

*** No other investment options were being utilized.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

            Single Premium Contracts Issued Prior to April 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  Years Ended December 31, 1997, 1996 and 1995

                                    WPIntEq         WPSmCoGr
                                 ------------     ------------
1997***

Beginning unit value - Jan. 1    $  11.634515        14.048996
                                 ------------     ------------


Reinvested capital gains
   and dividends                      .721426          .000000
                                 ------------     ------------


Unrealized gain (loss)               (.974429)        2.183432
                                 ------------     ------------


Asset charges                        (.117107)        (.138457)
                                 ------------     ------------


Ending unit value - Dec. 31      $  11.264405        16.093971
                                 ------------     ------------


Percentage increase (decrease)
   in unit value*                          (3)%             15%
                                 ============     ============




1996

Beginning unit value - Jan. 1    $  10.679811               **
                                 ------------     ------------


Reinvested capital gains
   and dividends                      .226874
                                 ------------     ------------


Unrealized gain (loss)                .835595
                                 ------------     ------------


Asset charges                        (.107765)
                                 ------------     ------------


Ending unit value - Dec. 31      $  11.634515
                                 ------------     ------------


Percentage increase (decrease)
in unit value*                              9%
                                 ============     ============



1995

Beginning unit value - Jan. 1              **               **
                                 ------------     ------------


Reinvested capital gains
and dividends
                                 ------------     ------------


Unrealized gain (loss)
                                 ------------     ------------


Asset charges
                                 ------------     ------------


Ending unit value - Dec. 31
                                 ------------     ------------


Percentage increase (decrease)
in unit value*
                                 ============     ============



* An annualized rate of return cannot be determined as asset charges do not include the policy charges discussed in note 2.

** This investment option was not being utilized or was not available.

*** No other investment options were being utilized.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                              ACVPBAL         ACVPCAPAP         ACVPINT         ACVPVALUE         DRYSRGRO
                                            ----------       ---------        ----------       ----------       ----------
1997
Beginning unit value - Jan. 1               $14.303509        16.163625        11.748051        10.142583        17.041821
                                            ----------       ----------       ----------       ----------       ----------
Reinvested capital gains
and dividends                                  .804637          .325754          .402865          .154473          .696492
                                            ----------       ----------       ----------       ----------       ----------
Unrealized gain (loss)                        1.443113         (.847176)        1.778602         2.474066         4.123199
                                            ----------       ----------       ----------       ----------       ----------
Asset charges                                 (.200631)        (.207282)        (.172190)        (.148194)        (.256307)
                                            ----------       ----------       ----------       ----------       ----------
Ending unit value - Dec. 31                 $16.350628        15.434921        13.757328        12.622928        21.605205
                                            ----------       ----------       ----------       ----------       ----------
Percentage increase (decrease)
in unit value*(a)                                  14%             (5)%              17%              24%              27%
                                            ==========       ==========       ==========       ==========       ==========

1996
Beginning unit value - Jan. 1               $12.914886        17.116040        10.403803               **        14.242220
                                            ----------       ----------       ----------       ----------       ----------
Reinvested capital gains
and dividends                                  .609960         1.918348          .247063               --          .735836
                                            ----------       ----------       ----------       ----------       ----------
Unrealized gain (loss)                         .954721        (2.649394)        1.239275               --         2.266937
                                            ----------       ---------        ----------       ----------       ----------
Asset charges                                 (.176058)        (.221369)        (.142090)              --         (.203172)
                                            ----------       ----------       ----------       ----------       ----------
Ending unit value - Dec. 31                 $14.303509        16.163625         11.748051              --         17.041821
                                            ----------       ----------       ----------       ----------       ----------
Percentage increase (decrease)
in unit value*(a)                                  11%             (6)%              13%               --              20%
                                            ==========       ==========       ==========       ==========       ==========

1995
Beginning unit value - Jan. 1               $10.801955        13.226279         9.392654               **        10.722275
                                            ----------       ----------       ----------       ----------       ----------
Reinvested capital gains
and dividends                                  .305779          .015219          .000000               --          .392053
                                            ----------       ----------       ----------       ----------       ----------
Unrealized gain (loss)                        1.961461         4.076606         1.136602               --         3.289798
                                            ----------       ----------       ----------       ----------       ----------
Asset charges                                (.154309)         (.202064)        (.125453)              --         (.161906)
                                            ----------       ----------       ----------       ----------       ----------
Ending unit value - Dec. 31                $12.914886         17.116040        10.403803               --        14.242220
                                            ----------       ----------       ----------       ----------       ----------
Percentage increase (decrease)
in unit value*(a)                                 20%               29%              11%               --              33%
                                            ==========       ==========       ==========       ==========       ==========





                                              DRYSTKIX         DRYCAPAP        DRYGRINC         FIDVIPEI         FIDVIPGR
                                            ----------       ----------      ----------       ----------       ----------
1997
Beginning unit value - Jan. 1                16.474993        10.000000        9.986945        24.419978        23.774932
                                            ----------       ----------      ----------       ----------       ----------
Reinvested capital gains
and dividends                                  .944651          .084439         .949964         2.516481          .876852
                                            ----------       ----------      ----------       ----------       ----------
Unrealized gain (loss)                        4.454866          .168744         .659324         4.306453         4.674425
                                            ----------       ----------      ----------       ----------       ----------
Asset charges                                 (.252395)        (.060730)       (.140117)        (.362729)        (.347656)
                                            ----------       ----------      ----------       ----------       ----------
Ending unit value - Dec. 31                  21.622115        10.192453       11.456116        30.880183        28.978553
                                            ----------       ----------      ----------       ----------       ----------
Percentage increase (decrease)
in unit value*(a)                                  31%             2%(b)            15%              26%              22%
                                            ==========       ==========      ==========       ==========       ==========

1996
Beginning unit value - Jan. 1                13.621789               **              **        21.648958        20.999607
                                            ----------       ----------      ----------       ----------       ----------
Reinvested capital gains
and dividends                                  .587431               --              --          .998669         1.508424
                                            ----------       ----------      ----------       ----------       ----------
Unrealized gain (loss)                        2.459672               --              --         2.069513         1.561724
                                            ----------       ----------      ----------       ----------       ----------
Asset charges                                 (.193899)              --              --         (.297162)        (.294823)
                                            ----------       ----------      ----------       ----------       ----------
Ending unit value - Dec. 31                  16.474993               --              --        24.419978        23.774932
                                            ----------       ----------      ----------       ----------       ----------
Percentage increase (decrease)
in unit value*(a)                                  21%               --              --              13%              13%
                                            ==========       ==========      ==========       ==========       ==========

1995
Beginning unit value - Jan. 1                10.088849               **              **        16.234159        15.715602
                                            ----------       ----------      ----------       ----------       ----------
Reinvested capital gains
and dividends                                  .361339               --              --         1.269479          .086841
                                            ----------       ----------      ----------       ----------       ----------
Unrealized gain (loss)                        3.326196               --              --         4.390826         5.444880
                                            ----------       ----------      ----------       ----------       ----------
Asset charges                                 (.154595)              --              --         (.245506)        (.247716)
                                            ----------       ----------      ----------       ----------       ----------
Ending unit value - Dec. 31                  13.621789               --              --        21.648958        20.999607
                                            ----------       ----------      ----------       ----------       ----------
Percentage increase (decrease)
in unit value*(a)                                  35%             --                --              33%              34%
                                            ==========       ==========      ==========       ==========       ==========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                             FIDVIPHI          FIDVIPOV         FIDVIPAM        FIDVIPCON        FIDVIPGROP
                                             --------          --------         --------        ---------        ----------
1997

Beginning unit value - Jan. 1               $25.198564        14.155666        20.046209        13.256842        10.000000
                                            ----------        ---------        ---------        ---------        ---------

Reinvested capital gains
and dividends                                 2.010016         1.230611         2.447787          .407735          .000000
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.412412          .402500         1.666528         2.772953          .995976
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.353532)        (.201328)        (.286794)        (.192715)        (.063414)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $29.267460        15.587449        23.873730        16.244815        10.932562
                                            ----------        ---------        ---------        ---------        ---------

Percentage increase (decrease)
in unit value*(a)                                  16%              10%              19%              23%             9%(b)
                                            ==========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               $22.388295        12.667544        17.721708        11.071965               **
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 2.041281          .311669         1.165823          .104326               --
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        1.079684         1.350232         1.401973         2.236026               --
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.310696)        (.173779)        (.243295)        (.155475)              --
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $25.198564        14.155666        20.046209        13.256842               --
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  13%              12%              13%              20%               --
                                            ==========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               $18.805616        11.700527        15.350115        10.000000               **
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.361583          .089493          .322418          .142783               --
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.491513         1.033414         2.260958          .998389               --
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.270417)        (.155890)        (.211783)        (.069207)              --
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $22.388295        12.667544        17.721708        11.071965               --
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  19%               8%              15%            11%(b)              --
                                            ==========        =========        =========        =========        =========




                                             MSEMMKT         NSATCAPAP        NSATGVTBD        NSATMYMKT        NSATSMCO
                                             -------         ---------        ---------        ---------        --------
1997

Beginning unit value - Jan. 1               10.000000        17.984058        16.449774        12.479104        13.833221
                                            ---------        ---------        ---------        ---------        ---------

Reinvested capital gains
and dividends                                 .380433          .728536         1.048107          .652320          .437491
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       (.509130)        5.437239          .529384          .000000         1.947285
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.060430)        (.274803)        (.220287)        (.166762)        (.194359)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                  9.810873        23.875030        17.806978        12.964662        16.023638
                                            ---------        ---------        ---------        ---------        ---------

Percentage increase (decrease)
in unit value*(a)                              (2)%(b)             33%               8%               4%              16%
                                             ========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1                      **        14.444672        16.104612        12.028786        11.410311
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                      --          .749268          .996469          .611421          .133295
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                             --         2.998693         (.443598)         .000000         2.456523
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                      --         (.208575)        (.207709)        (.161103)        (.166908)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                        --        17.984058        16.449774         12.479104       13.833221
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  --              25%               2%                4%             21%
                                             ========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1                      **        11.312336        13.739287         11.534440       10.000000
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                      --          .642275          .972265           .648458         .017459
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                             --         2.653961         1.587542           .000000        1.418328
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                      --         (.163900)        (.194482)         (.154112)       (.025476)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                        --        14.444672        16.104612         12.028786       11.410311
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  --              28%              17%                4%           14%(b)
                                             ========        =========        =========        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                             NSATTOTRE         NBAMTGRO        NBAMTLMAT        NBAMTPART         OPPBDFD
                                             ---------         --------        ---------        ---------         -------
1997
Beginning unit value - Jan. 1               $23.035683        17.521012        14.088625        17.259712        16.608318
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.339626         1.539595          .830565          .857026         1.104155
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        5.402014         3.515921          .112862         4.505516          .420527
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.347062)        (.265198)        (.187786)        (.261124)        (.222124)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $29.430261        22.311330        14.844266        22.361130        17.910876
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  28%              27%               5%              30%               8%
                                            ==========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               $19.154939        16.264834        13.684722        13.495873        16.056725
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.276326          1.474851        1.151075          .549661         1.030165
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.875006          .000818         (.567983)        3.411340         (.269155)
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.270588)        (.219491)        (.179189)        (.197162)        (.209417)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $23.035683        17.521012        14.088625        17.259712        16.608318
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  20%               8%               3%              28%               3%
                                            ==========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               $15.031721        12.508337        12.496729        10.018146        13.903136
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.489410          .442496          .693794          .081860          .956955
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.856936         3.508824          .664378         3.550382         1.391543
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.223128)        (.194823)        (.170179)        (.154515)        (.194909)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $19.154939        16.264834        13.684722        13.495873        16.056725
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  27%              30%              10%              35%              15%
                                            ==========        =========        =========        =========        =========



                                            OPPGISEC           OPPGRO          OPPMULT          STOPP2           STDISC2
                                            --------           ------          -------          ------           -------
1997
Beginning unit value - Jan. 1               13.270426        10.000000        18.701076        21.077454        16.133543
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .168504          .000000         1.441360         2.145928          .000000
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       2.793865          .491636         1.760353         3.185243         1.826618
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.196309)        (.063339)        (.264033)        (.307371)        (.221295)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 16.036486        10.428297        21.638756        26.101254        17.738866
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 21%             4%(b)             16%              24%              10%
                                            =========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               11.413379               **        16.404926        18.074367        16.214896
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .000000               --         1.247087          .849403         3.300617
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       2.016448               --         1.276232         2.405871        (3.177170)
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.159401)              --         (.227169)        (.252187)        (.204800)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 13.270426               --        18.701076        21.077454        16.133543
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 16%               --              14%              17%             (1)%
                                            =========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               11.309050               **        13.693997        14.552799        12.144445
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .297396               --         1.103154          .753037          .211667
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       (.045694)              --         1.805769         2.978850         4.042004
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.147373)              --         (.197994)        (.210319)        (.183220)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 11.413379               --        16.404926        18.074367        16.214896
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  1%               --              20%              24%              34%
                                            =========        =========        =========        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                             STINTSTK2         VEWRLDBD        VEWRLDEMKT       VEWRLDHAS         MSRESEC
                                             ---------         --------        ----------       ---------         -------
1997

Beginning unit value - Jan. 1               $11.141803        14.339608        10.077849        16.582948        14.933196
                                            ----------        ---------        ---------        ---------       ----------
Reinvested capital gains
and dividends                                  .468352          .464588          .040302          .723268         2.023697
                                            ----------        ---------        ---------        ---------       ----------
Unrealized gain (loss)                       (1.953789)        (.127783)       (1.180028)        (.994564)        1.156620
                                            ----------        ---------        ---------        ---------       ----------
Asset charges                                 (.145321)        (.184081)        (.144891)        (.217658)        (.207854)
                                            ----------        ---------        ---------        ---------       ----------
Ending unit value - Dec. 31                 $ 9.511045        14.492332         8.793232        16.093994        17.905659
                                            ----------        ---------        ---------        ---------       ----------
Percentage increase (decrease)
in unit value*(a)                                (15)%               1%            (13)%             (3)%              20%
                                            ==========        =========        =========        =========       ==========

1996
Beginning unit value - Jan. 1               $10.226632        14.170551               **        14.230388        10.765797
                                            ----------        ---------        ---------        ---------       ----------
Reinvested capital gains
and dividends                                  .050938          .385883               --          .301335          .287384
                                            ----------        ---------        ---------        ---------       ----------
Unrealized gain (loss)                        1.007488         (.034573)              --         2.259820         4.034391
                                            ----------        ---------        ---------        ---------       ----------
Asset charges                                 (.143255)        (.182253)              --         (.208595)       (.154376)
                                            ----------        ---------        ---------        ---------       ----------
Ending unit value - Dec. 31                 $11.141803        14.339608               --        16.582948       14.933196
                                            ----------        ---------        ---------        ---------       ----------

Percentage increase (decrease)
in unit value*(a)                                   9%               1%               --              17%             39%
                                            ==========        =========        =========        =========       ==========

1995
Beginning unit value - Jan. 1               $10.000000        12.237880               **        12.988341       10.000000
                                            ----------        ---------        ---------        ---------       ----------
Reinvested capital gains
and dividends                                  .041085          .990055               --          .127947         .091962
                                            ----------        ---------        ---------        ---------       ----------
Unrealized gain (loss)                         .209467         1.118852               --         1.287916         .739397
                                            ----------        ---------        ---------        ---------       ----------
Asset charges                                 (.023920)        (.176236)              --         (.173816)       (.065562)
                                            ----------        ---------        ---------        ---------       ----------
Ending unit value - Dec. 31                 $10.226632        14.170551               --        14.230388       10.765797
                                            ----------        ---------        ---------        ---------       ----------
Percentage increase (decrease)
in unit value*(a)                                 2%(b)            16%                --              10%            8%(b)
                                            ==========        =========        =========        =========       ==========




                                              WPINTEQ         WPPVENCAP         WPSMCOGR
                                              -------         ---------         --------
1997

Beginning unit value - Jan. 1                11.573771        10.163791        13.975650
                                             ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .715241          .001645          .000000
                                             ---------        ---------        ---------
Unrealized gain (loss)                        (.963430)        1.343613         2.166520
                                             ---------        ---------        ---------
Asset charges                                 (.159152)        (.138456)        (.188137)
                                             ---------        ---------        ---------
Ending unit value - Dec. 31                  11.166430        11.370593        15.954033
                                             ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 (4)%              12%              14%
                                             =========        =========        =========

1996
Beginning unit value - Jan. 1                10.661502               **        12.430586
                                             ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .225731               --          .000000
                                             ---------        ---------        ---------
Unrealized gain (loss)                         .833478               --         1.720228
                                             ---------        ---------        ---------
Asset charges                                 (.146940)              --         (.175164)
                                             ---------        ---------        ---------
Ending unit value - Dec. 31                  11.573771               --        13.975650
                                             ---------        ---------        ---------

Percentage increase (decrease)
in unit value*(a)                                   9%               --              12%
                                             =========        =========        =========

1995
Beginning unit value - Jan. 1                10.000000               **        10.000000
                                             ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .077347               --          .000000
                                             ---------        ---------        ---------
Unrealized gain (loss)                         .650501               --         2.501606
                                             ---------        ---------        ---------
Asset charges                                 (.066346)              --         (.071020)
                                             ---------        ---------        ---------
Ending unit value - Dec. 31                  10.661502               --        12.430586
                                             ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 7%(b)              --            24%(b)
                                             =========        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                              ACVPBAL         ACVPCAPAP          ACVPINT        ACVPVALUE         DRYSRGRO
                                              -------         ---------          -------        ---------         --------
1997
Beginning unit value - Jan. 1               $14.642920        15.327392        11.890858        10.143687        17.319589
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .824605          .309262          .408237          .154643          .711304
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        1.481680         (.805571)        1.802759         2.480646         4.197125
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.126724)        (.121261)        (.107526)        (.091442)        (.160714)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $16.822481        14.709822        13.994328        12.687534        22.067304
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  15%             (4)%              18%              25%              27%
                                            ==========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               $13.155049        16.149061        10.477472        10.000000        14.401809
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .622373         1.812196          .249286          .000000          .747630
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                         .976138         2.505020         1.252389          .145457         2.296912
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.110640)        (.128845)        (.088289)        (.001770)        (.126762)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $14.642920        15.327392        11.890858        10.143687        17.319589
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  11%             (5)%              13%             1%(b)             20%
                                            ==========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               $10.948128        12.417011         9.412116               **        10.788547
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .310910          .014289          .000000               --          .396430
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        1.992508         3.834812         1.142911               --         3.317353
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.096497)        (.117051)        (.077555)              --         (.100521)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $13.155049         16.149061       10.477472               --        14.401809
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  20%              30%              11%               --              33%
                                            ==========        =========        =========        =========        =========




                                            DRYSTKIX          DRYCAPAP        DRYGRINC         FIDVIPEI         FIDVIPGR
                                            --------          --------        --------         --------         --------
1997
Beginning unit value - Jan. 1               16.744674        10.000000        9.988034        25.185570        24.186560
                                            ---------        ---------       ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .963779          .084621         .953991         2.596690          .892486
                                            ---------        ---------       ---------        ---------        ---------
Unrealized gain (loss)                       4.535869          .168989         .659188         4.456322         4.767095
                                            ---------        ---------       ---------        ---------        ---------
Asset charges                                (.158283)        (.037414)       (.086457)        (.230809)        (.218212)
                                            ---------        ---------       ---------        ---------        ---------
Ending unit value - Dec. 31                 22.086039        10.216196       11.514756        32.007773        29.627929
                                            ---------        ---------       ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 32%             2%(b)            15%              27%              22%
                                            =========        =========       =========        =========        =========

1996
Beginning unit value - Jan. 1               13.775382               **              **        22.215745        21.256059
                                            ---------        ---------       ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .596225               --              --         1.025291         1.527554
                                            ---------        ---------       ---------        ---------        ---------
Unrealized gain (loss)                       2.494042               --              --         2.132663         1.587071
                                            ---------        ---------       ---------        ---------        ---------
Asset charges                                (.120975)              --              --         (.188129)        (.184124)
                                            ---------        ---------       ---------        ---------        ---------
Ending unit value - Dec. 31                 16.744674               --              --        25.185570        24.186560
                                            ---------        ---------       ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 22%               --              --              13%              14%
                                            =========        =========       =========        =========        =========

1995
Beginning unit value - Jan. 1               10.151919               **              **        16.576413        15.828463
                                            ---------        ---------       ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .364933               --              --         1.297971          .087506
                                            ---------        ---------       ---------        ---------        ---------
Unrealized gain (loss)                       3.354508               --              --         4.496038         5.494030
                                            ---------        ---------       ---------        ---------        ---------
Asset charges                                (.095978)              --              --         (.154677)        (.153940)
                                            ---------        ---------       ---------        ---------        ---------
Ending unit value - Dec. 31                 13.775382               --              --        22.215745        21.256059
                                            ---------        ---------       ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 36%               --              --              34%              34%
                                            =========        =========       =========        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                             FIDVIPHI          FIDVIPOV         FIDVIPAM        FIDVIPCON       FIDVIPGROP
                                             --------          --------         --------        ---------       ----------
1997

Beginning unit value - Jan. 1               $23.588786        15.324813        18.169993        13.356323        10.000000
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.882562         1.332926         2.219812          .411003          .000000
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.267847          .436152         1.518239         2.801162          .997084
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.204189)        (.134473)        (.160388)        (.119788)        (.039066)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $27.535006        16.959418        21.747656        16.448700        10.958018
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  17%              11%              20%              23%            10%(b)
                                            ==========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               $20.852993        13.645033        15.982529        11.099135               **
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.902180          .335875         1.051899          .104631               --
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        1.012148         1.459385         1.270941         2.248711               --
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.178535)        (.115480)        (.135376)        (.096154)              --
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $23.588786        15.324813        18.169993        13.356323               --
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  13%              12%              14%              20%               --
                                            ==========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               $17.428943        12.540728        13.774855        10.000000               **
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.262495          .095965          .289466          .143118               --
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.316172         1.111417         2.035460          .998657               --
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.154617)        (.103077)        (.117252)        (.042640)              --
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $20.852993        13.645033        15.982529        11.099135               --
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  20%               9%              16%            11%(b)              --
                                            ==========        =========        =========        =========        =========




                                             MSEMMKT         NSATCAPAP        NSATGVTBD        NSATMYMKT         NSATSMCO
                                             -------         ---------        ---------        ---------         --------
1997

Beginning unit value - Jan. 1               10.000000        18.410667        15.383251        12.214743        13.915643
                                             --------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .381254          .749108          .983193          .640005          .442290
                                             --------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       (.510280)        5.577539          .496554          .000000         1.962570
                                             --------        ---------        ---------        ---------        ---------
Asset charges                                (.037225)        (.173568)        (.127092)        (.100447)        (.120632)
                                             --------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                  9.833749        24.563746        16.735906        12.754301        16.199871
                                             --------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                              (2)%(b)             33%               9%               4%              16%
                                             ========        =========        =========       ==========        =========

1996
Beginning unit value - Jan. 1                      **        14.713230        14.984933        11.714295        11.420759
                                             --------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                      --          .766553          .930103          .596995          .133983
                                             --------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                             --         3.061949         (.412550)         .000000         2.463983
                                             --------        ---------        ---------        ---------        ---------
Asset charges                                      --         (.131065)        (.119235)        (.096547)        (.103082)
                                             --------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                        --        18.410667        15.383251        12.214743        13.915643
                                             --------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  --              25%               3%               4%              22%
                                             ========        =========        =========       ==========        =========

1995
Beginning unit value - Jan. 1                      **        11.465403        12.720514        11.176411        10.000000
                                             --------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                      --          .653781          .903001          .629782          .017475
                                             --------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                             --         2.696528         1.472503          .000000         1.418968
                                             --------        ---------        ---------        ---------        ---------
Asset charges                                      --         (.102482)        (.111085)        (.091898)        (.015684)
                                             --------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                        --        14.713230        14.984933        11.714295        11.420759
                                             --------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  --              28%              18%               5%            14%(b)
                                             ========        =========        =========       ==========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                             NSATTOTRE         NBAMTGRO        NBAMTLMAT        NBAMTPART         OPPBDFD
                                             ---------         --------        ---------        ---------         -------
1997
Beginning unit value - Jan. 1               $21.988773        17.282005        13.551318        17.469360        15.764821
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.284328         1.519798          .799524          .868124         1.051063
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        5.164704         3.476793          .110278         4.571636          .400626
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.204402)        (.161393)        (.111432)        (.163069)        (.130076)
                                            ----------        ---------        ---------        ---------        ---------

Ending unit value - Dec. 31                 $28.233403        22.117203        14.349688         22.746051       17.086434
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  28%              28%               6%              30%               8%
                                            ==========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               $18.192762        15.962482        13.096811        13.591346        15.164813
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.217547         1.448641         1.102543          .554011          .975830
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.737018          .003774         (.542247)        3.446498         (.253799)
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.158554)        (.132892)        (.105789)        (.122495)        (.122023)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $21.988773        17.282005        13.551318        17.469360        15.764821
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  21%               8%               3%              29%               4%
                                            ==========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               $14.205723        12.214794        11.900389        10.038887        13.065574
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.413734          .432461          .661221          .082096          .902009
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.703396         3.432609          .635177         3.565899         1.310232
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.130091)        (.117382)        (.099976)        (.095536)        (.113002)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $18.192762        15.962482        13.096811        13.591346        15.164813
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  28%              31%              10%              35%              16%
                                            ==========        =========        =========        =========        =========




                                             OPPGISEC          OPPGRO          OPPMULT           STOPP2          STDISC2
                                             --------          ------          -------           ------          -------
1997
Beginning unit value - Jan. 1               13.487753        10.000000        18.446363        21.575419        16.514861
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .171449          .000000         1.424675         2.199285          .000000
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       2.844659          .491618         1.740590         3.271150         1.874039
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.123099)        (.039023)        (.160674)        (.194117)        (.139755)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 16.380762        10.452595        21.450954        26.851737        18.249145
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 21%             5%(b)             16%              24%              11%
                                            =========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               11.542134               **        16.100377        18.408627        16.514850
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .000000               --         1.226905          .866384         3.367146
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       2.045080               --         1.256649         2.458870       (.3.238459)
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.099461)              --         (.137568)        (.158462)        (.128676)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 13.487753               --        18.446363        21.575419        16.514861
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 17%               --              15%              17%               0%
                                            =========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               11.379737               **        13.372968        14.748256        12.307607
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .299595               --         1.079776          .764407          .215562
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       (.045711)              --         1.766931         3.027469         4.106245
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.091487)              --         (.119298)        (.131505)        (.114564)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 11.542134               --        16.100377        18.408627        16.514850
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  1%               --              20%              25%              34%
                                            =========        =========        =========        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                             STINTSTK2         VEWRLDBD        VEWRLDEMKT       VEWRLDHAS         MSRESEC
                                             ---------         --------        ----------       ---------         -------
1997
Beginning unit value - Jan. 1               $11.208230        13.479157        10.078948        18.284590        15.045195
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .471812          .436884          .040323          .797803         2.048475
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       (1.974108)        (.118284)       (1.191572)       (1.099846)        1.165854
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.090179)        (.106758)        (.089392)        (.148067)        (.129203)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $ 9.615755        13.690999         8.838307        17.834480        18.130321
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                (14)%               2%            (12)%             (2)%              21%
                                            ==========        =========        =========        =========        =========


1996
Beginning unit value - Jan. 1               $10.236021        13.253457        10.000000        15.612002        10.792212
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .051144          .361660          .000000          .331277          .289441
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        1.009533         (.030793)         .080699         2.482492         4.059026
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.088468)        (.105167)        (.001751)        (.141181)        (.095484)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $11.208230        13.479157        10.078948        18.284590        15.045195
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                   9%               2%             1%(b)             17%              39%
                                            ==========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               $10.000000        11.388987               **        14.178501        10.000000
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .041121          .923751               --          .140115          .092168
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                         .209625         1.041904               --         1.410450          .740443
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.014725)        (.101185)              --         (.117064)        (.040399)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $10.236021        13.253457               --        15.612002        10.792212
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 2%(b)             16%               --              10%             8%(b)
                                            ==========        =========        =========        =========        =========



                                             WPINTEQ         WPPVENCAP         WPSMCOGR
                                             -------         ---------         --------
1997
Beginning unit value - Jan. 1               11.660648        10.164897        14.080553
                                            ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .724094          .001654          .000000
                                            ---------        ---------        ---------
Unrealized gain (loss)                       (.979169)        1.347681         2.190720
                                            ---------        ---------        ---------
Asset charges                                (.098913)        (.085426)        (.116946)
                                            ---------        ---------        ---------
Ending unit value - Dec. 31                 11.306660        11.428806        16.154327
                                            ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                (3)%              12%              15%
                                            =========        =========        =========


1996
Beginning unit value - Jan. 1               10.687672               **        12.461074
                                            ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .227366               --          .000000
                                            ---------        ---------        ---------
Unrealized gain (loss)                        .836487               --         1.727810
                                            ---------        ---------        ---------
Asset charges                                (.090877)              --         (.108331)
                                            ---------        ---------        ---------
Ending unit value - Dec. 31                 11.660648               --        14.080553
                                            ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  9%               --              13%
                                            =========        =========        =========

1995
Beginning unit value - Jan. 1               10.000000               **        10.000000
                                            ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .077521               ==          .000000
                                            ---------        ---------        ---------
Unrealized gain (loss)                        .651025               --         2.504833
                                            ---------        ---------        ---------
Asset charges                                (.040874)              --         (.043759)
                                            ---------        ---------        ---------
Ending unit value - Dec. 31                 10.687672               --        12.461074
                                            ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                7%(b)              --            25%(b)
                                            =========        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

      MODIFIED SINGLE PREMIUM AND LAST SURVIVOR FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                              ACVPBAL         ACVPCAPAP        ACVPINT         ACVPVALUE        DRYSRGRO
                                              -------         ---------        -------         ---------        --------
1997
Beginning unit value - Jan. 1               $10.931147        9.118427        10.773558        10.145455        11.180091
                                            ----------       ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .616626         .184328          .370567          .154914          .462754
                                            ----------       ---------        ---------        ---------        ---------
Unrealized gain (loss)                        1.111263        (.481377)        1.637060         2.491218         2.716269
                                            ----------       ---------        ---------        ---------        ---------
Asset charges                                  .000000         .000000          .000000          .000000          .000000
                                            ----------       ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $12.659036        8.821378        12.781185        12.791587        14.359114
                                            ----------       ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  16%            (3)%              19%              26%              28%
                                            ==========       =========        =========        =========        =========


1996
Beginning unit value - Jan. 1               $10.000000       10.000000        10.000000               **        10.000000
                                            ----------       ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .122861         .000000          .224735               --          .482403
                                            ----------       ---------        ---------        ---------        ---------
Unrealized gain (loss)                         .808286        (.881573)         .548823               --          .697688
                                            ----------       ---------        ---------        ---------        ---------
Asset charges                                  .000000         .000000          .000000               --          .000000
                                            ----------       ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $10.931147        9.118427        10.773558               --        11.180091
                                            ----------       ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 9%(b)         (9)%(b)            8%(b)              --            12%(b)
                                            ==========       =========        =========        =========        =========




                                            DRYSTKIX         DRYCAPAP         DRYGRINC         FIDVIPEI         FIDVIPGR
                                            --------         --------         --------         --------         --------
1997
Beginning unit value - Jan. 1               11.459856        10.000000        9.989781        10.790149        10.446167
                                            ---------        ---------       ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .663632          .084913         .960475         1.113391          .385777
                                            ---------        ---------       ---------        ---------        ---------
Unrealized gain (loss)                       3.113170          .169378         .658959         1.919441         2.067042
                                            ---------        ---------       ---------        ---------        ---------
Asset charges                                 .000000          .000000         .000000          .000000          .000000
                                            ---------        ---------       ---------        ---------        ---------
Ending unit value - Dec. 31                 15.236658        10.254291       11.609215        13.822981        12.898986
                                            ---------        ---------       ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 33%             3%(b)            16%              28%              23%
                                            =========        =========       ---------        =========        =========


1996
Beginning unit value - Jan. 1               10.000000               **              **        10.000000        10.000000
                                            ---------        ---------       ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .358216               --              --          .000000          .000000
                                            ---------        ---------       ---------        ---------        ---------
Unrealized gain (loss)                       1.101640               --              --          .790149          .446167
                                            ---------        ---------       ---------        ---------        ---------
Asset charges                                 .000000               --              --          .000000          .000000
                                            ---------        ---------       ---------        ---------        ---------
Ending unit value - Dec. 31                 11.459856               --              --        10.790149        10.446167
                                            ---------        ---------       ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                               15%(b)              --              --             8%(b)            4%(b)
                                            =========        =========       ---------        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

      MODIFIED SINGLE PREMIUM AND LAST SURVIVOR FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                       FIDVIPHI             FIDVIPOV           FIDVIPAM          FIDVIPCON            FIDVIPGROP
                                     ------------         ------------        ------------      ------------        ------------
1997
  Beginning unit value - Jan. 1      $  10.830462            10.668178           11.022140         11.249999           10.000000
                                     ------------         ------------        ------------      ------------        ------------

  Reinvested capital gains
     and dividends ...........            .865053              .928652            1.347657           .346467             .000000
                                     ------------         ------------        ------------      ------------        ------------
  Unrealized gain (loss) .....           1.048279              .304062             .928456          2.369455             .998857
                                     ------------         ------------        ------------      ------------        ------------
  Asset charges ..............            .000000              .000000             .000000           .000000             .000000
                                     ------------         ------------        ------------      ------------        ------------
  Ending unit value - Dec. 31        $  12.743794            11.900892           13.298253         13.965921           10.998857
                                     ------------         ------------        ------------      ------------        ------------
  Percentage increase (decrease)
     in unit value*(a) .......                 18%                  12%                 21%               24%                 10%(b)
                                     ============         ============        ============      ============        ============

1996

  Beginning unit value - Jan. 1      $  10.000000            10.000000           10.000000         10.000000                  **
                                     ------------         ------------        ------------      ------------        ------------
  Reinvested capital gains
     and dividends ...........            .000000              .000000             .000000           .000000                  --
                                     ------------         ------------        ------------      ------------        ------------
  Unrealized gain (loss) .....            .830462              .668178            1.022140          1.249999                  --
                                     ------------         ------------        ------------      ------------        ------------
  Asset charges ..............            .000000              .000000             .000000           .000000                  --
                                     ------------         ------------        ------------      ------------        ------------
  Ending unit value - Dec. 31        $  10.830462            10.668178           11.022140         11.249999                  --
                                     ------------         ------------        ------------      ------------        ------------
  Percentage increase (decrease)
     in unit value*(a) .......                  8%(b)                7%(b)              10%(b)            12%(b)              --
                                     ============         ============        ============      ============        ============


                                       MSEMMKT           NSATCAPAP            NSATGVTBD          NSATMYMKT             NSATSMCO
                                     ------------       ------------         ------------       ------------        ------------
1997
  Beginning unit value - Jan. 1         10.000000          11.610340            10.679205          10.339005           10.524418
                                     ------------       ------------         ------------       ------------        ------------

  Reinvested capital gains
     and dividends ...........            .382570            .475750              .685934            .543763             .337176
                                     ------------       ------------         ------------       ------------        ------------
  Unrealized gain (loss) .....           (.512121)          3.528857              .346383            .000000            1.488751
                                     ------------       ------------         ------------       ------------        ------------
  Asset charges ..............            .000000            .000000              .000000            .000000             .000000
                                     ------------       ------------         ------------       ------------        ------------
  Ending unit value - Dec. 31            9.870449          15.614947            11.711522          10.882768           12.350345
                                     ------------       ------------         ------------       ------------        ------------
  Percentage increase (decrease)
     in unit value*(a) .......                 (1)%(b)            34%                  10%                 5%                 17%
                                     ============       ============         ============       ============        ============


1996

  Beginning unit value - Jan. 1                **         10.000000            10.000000          10.000000           10.000000
                                     ------------      ------------         ------------       ------------        ------------
  Reinvested capital gains
     and dividends ...........                 --           .445367              .489314            .339005             .095576
                                     ------------      ------------         ------------       ------------        ------------
  Unrealized gain (loss) .....                 --          1.164973              .189891            .000000             .428842
                                     ------------      ------------         ------------       ------------        ------------
  Asset charges ..............                 --           .000000              .000000            .000000             .000000
                                     ------------      ------------         ------------       ------------        ------------
  Ending unit value - Dec. 31                  --         11.610340            10.679205          10.339005           10.524418
                                     ------------      ------------         ------------       ------------        ------------
  Percentage increase (decrease)
     in unit value*(a) .......                 --                16%(b)                7%(b)              3%(b)               5%(b)
                                     ============      ============         ============       ============        ============


*  An annualized rate of return cannot be determined as:

      (a)   Asset charges do not include the policy charges discussed in note 2;
            and

      (b) This investment option was not utilized for the entire year indicated.

** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

      MODIFIED SINGLE PREMIUM AND LAST SURVIVOR FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                     NSATTOTRE            NBAMTGRO         NBAMTLMAT             NBAMTPART            OPPBDFD
                                   ------------         ------------      ------------         ------------         ------------
1997
  Beginning unit value - Jan. 1    $  11.444877             9.869834         10.477247            11.476324            10.644626
                                   ------------         ------------      ------------         ------------         ------------
  Reinvested capital gains
    and dividends ............          .673155              .869066           .618940              .571031              .712931
                                   ------------         ------------      ------------         ------------         ------------
  Unrealized gain (loss) .....         2.695010             1.993730           .087392             3.015326              .272077
                                   ------------         ------------      ------------         ------------         ------------
  Asset charges ..............          .000000              .000000           .000000              .000000              .000000
                                   ------------         ------------      ------------         ------------         ------------
  Ending unit value - Dec. 31      $  14.813042            12.732630         11.183579            15.062681            11.629634
                                   ------------         ------------      ------------         ------------         ------------
  Percentage increase (decrease)
    in unit value*(a) ........               29%                  29%                7%                  31%                   9%
                                   ============         ============      ============         ============         ============

1996
  Beginning unit value - Jan. 1    $  10.000000            10.000000         10.000000            10.000000            10.000000
                                   ------------         ------------      ------------         ------------         ------------
  Reinvested capital gains
    and dividends ............          .580169              .000000           .000000              .000000              .479143
                                   ------------         ------------      ------------         ------------         ------------
  Unrealized gain (loss) .....          .864708             (.130166)          .477247             1.476324              .165483
                                   ------------         ------------      ------------         ------------         ------------
  Asset charges ..............          .000000              .000000           .000000              .000000              .000000
                                   ------------         ------------      ------------         ------------         ------------
  Ending unit value - Dec. 31      $  11.444877             9.869834         10.477247            11.476324            10.644626
                                   ------------         ------------      ------------         ------------         ------------
  Percentage increase (decrease)
    in unit value*(a) ........               14%(b)          (1)%(b)                 5%(b)               15%(b)                6%(b)
                                   ============         ============      ============         ============         ============


                                     OPPGISEC              OPPGRO             OPPMULT              STOPP2           STDISC2
                                   ------------         ------------       ------------         ------------      ------------
1997
  Beginning unit value - Jan. 1       10.833847            10.000000          10.937578            10.766829          9.884557
                                   ------------         ------------       ------------         ------------      ------------
  Reinvested capital gains
    and dividends ............          .137952              .000000            .847553             1.099641           .000000
                                   ------------         ------------       ------------         ------------      ------------
  Unrealized gain (loss) .....         2.291427              .491590           1.036084             1.640956          1.125745
                                   ------------         ------------       ------------         ------------      ------------
  Asset charges ..............          .000000              .000000            .000000              .000000           .000000
                                   ------------         ------------       ------------         ------------      ------------
  Ending unit value - Dec. 31         13.263226            10.491590          12.821215            13.507426         11.010302
                                   ------------         ------------       ------------         ------------      ------------
  Percentage increase (decrease)
    in unit value*(a) ........               22%                   5%(b)             17%                  25%               11%
                                   ============         ============       ============         ============      ============

1996

  Beginning unit value - Jan. 1       10.000000                   **          10.000000            10.000000         10.000000
                                   ------------         ------------       ------------         ------------      ------------
  Reinvested capital gains
    and dividends ............          .000000                   --            .402281              .045100           .520758
                                   ------------         ------------       ------------         ------------      ------------
  Unrealized gain (loss) .....          .833847                   --            .535297              .721729          (.636201)
                                   ------------         ------------       ------------         ------------      ------------
  Asset charges ..............          .000000                   --            .000000              .000000           .000000
                                   ------------         ------------       ------------         ------------      ------------
  Ending unit value - Dec. 31         10.833847                   --          10.937578            10.766829          9.884557
                                   ------------         ------------       ------------         ------------      ------------
  Percentage increase (decrease)
    in unit value*(a) ........                8%(b)               --                  9%(b)                8%(b)            (1)%(b)
                                   ============         ============       ============         ============      ============


*  An annualized rate of return cannot be determined as:

      (a)   Asset charges do not include the policy charges discussed in note 2;
            and

      (b) This investment option was not utilized for the entire year indicated.

** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

      MODIFIED SINGLE PREMIUM AND LAST SURVIVOR FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                    STINTSTK2              VEWRLDBD             VEWRLDEMKT             VEWRLDHAS
                                   ------------          ------------          ------------          ------------
1997
  Beginning unit value - Jan. 1    $  10.054422             10.516764             10.080710             10.056004
                                   ------------          ------------          ------------          ------------
  Reinvested capital gains
    and dividends ............          .424202               .341084               .040355               .439048
                                   ------------          ------------          ------------          ------------
  Unrealized gain (loss) .....        (1.783398)             (.089997)            (1.210156)             (.607766)
                                   ------------          ------------          ------------          ------------
  Asset charges ..............          .000000               .000000               .000000               .000000
                                   ------------          ------------          ------------          ------------
  Ending unit value - Dec. 31      $   8.695226             10.767851              8.910909              9.887286
                                   ------------          ------------          ------------          ------------
  Percentage increase (decrease)
    in unit value*(a) ........              (14)%                   2%                  (12)%                  (2)%
                                   ============          ============          ============          ============


1996
 Beginning unit value - Jan. 1    $  10.000000             10.000000                    **             10.000000
                                   ------------          ------------          ------------          ------------
  Reinvested capital gains
    and dividends ............          .045738               .280847                    --               .181335
                                   ------------          ------------          ------------          ------------
  Unrealized gain (loss) .....          .008684               .235917                    --              (.125331)
                                   ------------          ------------          ------------          ------------
  Asset charges ..............          .000000               .000000                    --               .000000
                                   ------------          ------------          ------------          ------------
  Ending unit value - Dec. 31      $  10.054422             10.516764                    --             10.056004
                                   ------------          ------------          ------------          ------------
  Percentage increase (decrease)
    in unit value*(a) ........                1%(b)                 5%(b)                --                     1%(b)
                                   ============          ============          ============          ============


                                      MSRESEC          WPINTEQ           WPPVENCAP         WPSMCOGR
                                   ------------      ------------       ------------      ------------
1997
  Beginning unit value - Jan. 1       13.673840          9.935018          10.166668          9.827590
                                   ------------      ------------       ------------      ------------
  Reinvested capital gains
    and dividends ............         1.875805           .621718            .001667           .000000
                                   ------------      ------------       ------------      ------------
  Unrealized gain (loss) .....         1.060374          (.845909)          1.354244          1.537919
                                   ------------      ------------       ------------      ------------
  Asset charges ..............          .000000           .000000            .000000           .000000
                                   ------------      ------------       ------------      ------------
  Ending unit value - Dec. 31         16.610019          9.710827          11.522579         11.365509
                                   ------------      ------------       ------------      ------------
  Percentage increase (decrease)
    in unit value*(a) ........               21%               (2)%               13%               16%
                                   ============      ============       ============      ============


1996

  Beginning unit value - Jan. 1       10.000000         10.000000                 **         10.000000
                                   ------------      ------------       ------------      ------------
  Reinvested capital gains
    and dividends ............          .255666           .193639               --             .000000
                                   ------------      ------------       ------------      ------------
  Unrealized gain (loss) .....         3.418174          (.258621)              --            (.172410)
                                   ------------      ------------       ------------      ------------
  Asset charges ..............          .000000           .000000               --             .000000
                                   ------------      ------------       ------------      ------------
  Ending unit value - Dec. 31         13.673840          9.935018               --            9.827590
                                   ------------      ------------       ------------      ------------
  Percentage increase (decrease)
    in unit value*(a) ........               37%(b)            (1)%(b)                              (2)%(b)
                                   ============      ============       ============      ============


*  An annualized rate of return cannot be determined as:

      (a)   Asset charges do not include the policy charges discussed in note 2;
            and

      (b) This investment option was not utilized for the entire year indicated.

** This investment option was not being utilized or was not available.


See note 7.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                    KPMG Peat Marwick LLP


Columbus, Ohio
January 30, 1998

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                            (in millions of dollars)


                                                                                                   December 31,
                                                                                        -----------------------------------
                                        ASSETS                                                1997               1996
                                        ------
                                                                                        -----------------   ---------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                               $13,204.1           $12,304.6
    Equity securities                                                                            80.4                59.1
  Mortgage loans on real estate, net                                                          5,181.6             5,272.1
  Real estate, net                                                                              311.4               265.8
  Policy loans                                                                                  415.3               371.8
  Other long-term investments                                                                    25.2                28.7
  Short-term investments                                                                        358.4                 4.8
                                                                                           ----------           ---------
                                                                                             19,576.4            18,306.9
                                                                                           ----------           ---------

Cash                                                                                            175.6                43.8
Accrued investment income                                                                       210.5               210.2
Deferred policy acquisition costs                                                             1,665.4             1,366.5
Investment in subsidiaries classified as discontinued operations                                  -                 485.7
Other assets                                                                                    438.4               426.5
Assets held in Separate Accounts                                                             37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims                                                           $18,702.8           $17,600.6
Other liabilities                                                                               885.6             1,101.1
Liabilities related to Separate Accounts                                                     37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                             57,312.8            45,628.4
                                                                                           ----------           ---------

Commitments and contingencies (notes 7 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    914.7               527.9
  Retained earnings                                                                           1,312.3             1,432.6
  Unrealized gains on securities available-for-sale, net                                        247.1               173.6
                                                                                           ----------           ---------
                                                                                              2,477.9             2,137.9
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                            (in millions of dollars)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  1997            1996           1995
                                                                              -------------   -------------  --------------

Revenues:
  Investment product and universal life insurance product policy charges       $   545.2       $   400.9      $   286.6
  Traditional life insurance premiums                                              205.4           198.6          199.1
  Net investment income                                                          1,409.2         1,357.8        1,294.0
  Realized gains (losses) on investments                                            11.1            (0.3)          (1.7)
  Other                                                                             46.5            35.9           20.7
                                                                              ----------      ----------     ----------
                                                                                 2,217.4         1,992.9        1,798.7
                                                                              ----------      ----------     ----------
Benefits and expenses:
  Interest credited to policyholder account balances                             1,016.6           982.3          950.3
  Other benefits and claims                                                        178.2           178.3          165.2
  Policyholder dividends on participating policies                                  40.6            41.0           39.9
  Amortization of deferred policy acquisition costs                                167.2           133.4           82.7
  Other operating expenses                                                         384.9           342.4          273.0
                                                                              ----------      ----------     ----------
                                                                                 1,787.5         1,677.4        1,511.1
                                                                              ----------      ----------     ----------

    Income from continuing operations before federal income tax expense            429.9           315.5          287.6

Federal income tax expense                                                         150.2           110.9           99.8
                                                                              ----------      ----------     ----------

    Income from continuing operations                                              279.7           204.6          187.8

Income from discontinued operations (less federal income tax expense
  of $4.5 and $7.4 in 1996 and 1995, respectively)                                   -              11.3           24.7
                                                                              ----------      ----------     ----------

    Net income                                                                 $   279.7       $   215.9      $   212.5
                                                                              ==========      ==========     ==========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                            (in millions of dollars)


                                                                                          Unrealized
                                                                                            gains
                                                                                           (losses)
                                                           Additional                   on securities       Total
                                                Common       paid-in       Retained       available-    shareholder's
                                                 stock       capital       earnings     for-sale, net       equity
                                              ----------- ------------- -------------- ---------------- -------------
December 31, 1994                                 $3.8       $ 606.2       $1,378.2         $(119.7)       $1,868.5

  Capital contribution                             -            51.0            -              (4.1)           46.9
  Net income                                       -             -            212.5             -             212.5
  Dividends to shareholder                         -             -             (7.5)            -              (7.5)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -             508.1           508.1
                                              --------      --------       --------        --------       ---------
December 31, 1995                                  3.8         657.2        1,583.2           384.3          2628.5

  Net income                                       -             -            215.9             -             215.9
  Dividends to shareholder                         -          (129.3)        (366.5)          (39.8)         (535.6)
  Unrealized losses on securities available-
    for-sale, net                                  -             -              -            (170.9)         (170.9)
                                              --------      --------       --------        --------       ---------
December 31, 1996                                  3.8         527.9        1,432.6           173.6         2,137.9

  Capital contribution                             -           836.8            -               -             836.8
  Net income                                       -             -            279.7             -             279.7
  Dividends to shareholder                         -          (450.0)        (400.0)            -            (850.0)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -              73.5            73.5
                                              --------      --------       --------        --------       ---------
December 31, 1997                                 $3.8       $ 914.7       $1,312.3         $ 247.1        $2,477.9
                                              ========      ========       ========        ========       =========




See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                            (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     1997           1996            1995
                                                                                ------------------------------ ---------------

Cash flows from operating activities:
  Net income                                                                     $    279.7      $   215.9       $   212.5
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,016.6          982.3           950.3
      Capitalization of deferred policy acquisition costs                            (487.9)        (422.6)         (321.3)
      Amortization of deferred policy acquisition costs                               167.2          133.4            82.7
      Amortization and depreciation                                                    (2.0)           7.0            10.2
      Realized (gains) losses on invested assets, net                                 (11.1)          (0.3)            3.3
      (Increase) decrease in accrued investment income                                 (0.3)           2.8           (16.9)
      (Increase) decrease in other assets                                             (12.7)         (38.9)           39.9
      (Decrease) increase in policy liabilities                                       (23.1)        (151.0)          123.9
      Increase in other liabilities                                                   230.6          191.4            27.0
      Other, net                                                                      (10.9)         (61.7)            1.8
                                                                                -----------      ---------        --------
        Net cash provided by operating activities                                   1,146.1          858.3         1,113.4
                                                                                -----------      ---------        --------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                             993.4        1,162.8           634.6
  Proceeds from sale of securities available-for-sale                                 574.5          299.6           107.3
  Proceeds from maturity of fixed maturity securities held-to-maturity                  -              -             564.4
  Proceeds from repayments of mortgage loans on real estate                           437.3          309.0           207.8
  Proceeds from sale of real estate                                                    34.8           18.5            48.3
  Proceeds from repayments of policy loans and sale of other invested assets           22.7           22.8            53.6
  Cost of securities available-for-sale acquired                                   (2,828.1)      (1,573.6)       (1,942.4)
  Cost of fixed maturity securities held-to-maturity acquired                           -              -            (593.6)
  Cost of mortgage loans on real estate acquired                                     (752.2)        (972.8)         (796.0)
  Cost of real estate acquired                                                        (24.9)          (7.9)          (10.9)
  Policy loans issued and other invested assets acquired                              (62.5)         (57.7)          (75.9)
  Short-term investments, net                                                        (354.8)          28.0            77.8
                                                                                -----------      ---------        --------
        Net cash used in investing activities                                      (1,959.8)        (771.3)       (1,725.0)
                                                                                -----------      ---------        --------

Cash flows from financing activities:
  Proceeds from capital contributions                                                 836.8            -               -
  Cash dividends paid                                                                   -            (50.0)           (7.5)
  Increase in investment product and universal life insurance
    product account balances                                                        2,488.5        1,781.8         1,883.7
  Decrease in investment product and universal life insurance
    product account balances                                                       (2,379.8)      (1,784.5)       (1,258.7)
                                                                                -----------      ---------        --------
        Net cash provided by (used in) financing activities                           945.5          (52.7)          617.5
                                                                                -----------      ---------        --------
Net increase in cash                                                                  131.8           34.3             5.9

Cash, beginning of year                                                                43.8            9.5             3.6
                                                                                -----------      ---------        --------

Cash, end of year                                                                $    175.6      $    43.8       $     9.5
                                                                                ===========      =========       =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1997, 1996 and 1995


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 11 and 15. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in subsidiaries classified as discontinued operations" in the accompanying consolidated balance sheets and "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1997 or 1996.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $365.5 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 4.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 50% in 1997 (52% in 1996 and 54% in 1995) of the Company's life insurance in force, 77% in 1997 (78% in 1996 and 79% in 1995) of the number of life insurance policies in force, and 27% in 1997 (40% in 1996 and 47% in 1995) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 11 and 15.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 130 - REPORTING COMPREHENSIVE INCOME was issued in June 1997 and is effective for fiscal years beginning after December 15, 1997. The statement establishes standards for reporting and display of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders and includes net income. Comprehensive income would be reported in addition to earnings amounts currently presented. The Company will adopt the statement and begin reporting comprehensive income in the first quarter of 1998.

         (k)  RECLASSIFICATION

              Certain items in the 1996 and 1995 consolidated financial statements have been reclassified to conform to the 1997 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1997 and 1996 were:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                 cost           gains        losses       fair value
                                                                 --------------  ------------  -------------  ------------
             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     305.1    $     8.6      $    -        $     313.7
                 Obligations of states and political subdivisions          1.6          -             -                1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,800.7    $   498.3      $  (14.5)     $  13,284.5
                                                                  ============    =========     =========      ===========

             December 31, 1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     275.7    $     4.8      $   (1.3)     $     279.2
                 Obligations of states and political subdivisions          6.2          0.5           -                6.7
                 Debt securities issued by foreign governments           100.7          2.1          (0.9)           101.9
                 Corporate securities                                  7,999.3        285.9         (33.7)         8,251.5
                 Mortgage-backed securities                            3,589.0         91.4         (15.1)         3,665.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  11,970.9        384.7         (51.0)        12,304.6
               Equity securities                                          43.9         15.6          (0.4)            59.1
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,014.8    $   400.3      $  (51.4)     $  12,363.7
                                                                  ============    =========     =========      ===========


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                 Amortized        Estimated
             (in millions of dollars)                                               cost          fair value
                                                                              --------------      ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                            $     419.2      $     422.1
               Due after one year through five years                                  4,573.5          4,708.4
               Due after five years through ten years                                 2,772.6          2,879.7
               Due after ten years                                                    1,333.4          1,443.6
                                                                                  -----------      -----------
                                                                                      9,098.7          9,453.8
             Mortgage-backed securities                                               3,634.2          3,750.3
                                                                                  -----------      -----------
                                                                                  $  12,732.9      $  13,204.1
                                                                                  ===========      ===========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions of dollars)                                                1997          1996
                                                                                 -----------     ----------
             Gross unrealized gains                                                 $ 483.8        $349.0
             Adjustment to deferred policy acquisition costs                         (103.7)        (81.9)
             Deferred federal income tax                                             (133.0)        (93.5)
                                                                                   --------       -------
                                                                                    $ 247.1        $173.6
                                                                                   ========       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:


             (in millions of dollars)                                         1997          1996           1995
                                                                          -----------   -------------   -----------
             Securities available-for-sale:
               Fixed maturity securities                                      $137.5       $(289.2)       $876.3
               Equity securities                                                (2.7)          8.9           -
             Fixed maturity securities held-to-maturity                          -             -            75.6
                                                                             -------       -------       -------
                                                                              $134.8       $(280.3)      $ 951.9
                                                                             =======       =======       =======

         Proceeds from the sale of securities available-for-sale during 1997, 1996 and 1995 were $574.5 million, $299.6 million and $107.3 million, respectively. During 1997, gross gains of $9.9 million ($6.6 million and $4.8 million in 1996 and 1995, respectively) and gross losses of $18.0 million ($6.9 million and $2.1 million in 1996 and 1995, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25.4 million to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3.5 million.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995, the Company transferred nearly all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3.32 billion, resulting in a gross unrealized gain of $155.9 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million ($51.8 million as of December 31, 1996), which includes $3.9 million ($41.7 million as of December 31, 1996) of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million ($8.5 million as of December 31, 1996) and $16.0 million ($10.1 million as of December 31,
         1996) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1997, the average recorded investment in impaired mortgage loans on real estate was approximately $31.8 million ($39.7 million in 1996) and interest income recognized on those loans was $1.0 million ($2.1 million in 1996), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                               1997          1996
                                                                                ------------- -------------
             Allowance, beginning of year                                            $51.0         $49.1
               (Reductions) additions charged to operations                           (1.2)          4.5
               Direct write-downs charged against the allowance                       (7.3)         (2.6)
                                                                                    ------        ------
             Allowance, end of year                                                  $42.5         $51.0
                                                                                    ======        ======

         Real estate is presented at cost less accumulated depreciation of $45.1 million as of December 31, 1997 ($30.3 million as of December 31, 1996) and valuation allowances of $11.1 million as of December 31, 1997 ($15.2 million as of December 31, 1996).

         Investments that were non-income producing for the twelve month period preceding December 31, 1997 amounted to $19.4 million ($26.8 million for 1996) and consisted of $3.0 million ($0.2 million in 1996) in securities available-for-sale, $16.4 million ($20.6 million in 1996) in real estate and none ($5.9 million in 1996) in other long-term investments.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1997             1996           1995
                                                                        -----------      ---------      ---------
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  911.6        $  917.1       $  685.8
                 Equity securities                                             0.8             1.3            1.3
               Fixed maturity securities held-to-maturity                      -               -            201.8
               Mortgage loans on real estate                                 457.7           432.8          395.5
               Real estate                                                    42.9            44.3           38.3
               Short-term investments                                         22.7             4.2           10.6
               Other                                                          21.0             4.0            7.2
                                                                          --------        --------       --------
                   Total investment income                                 1,456.7         1,403.7        1,340.5
             Less investment expenses                                         47.5            45.9           46.5
                                                                          --------        --------       --------
                   Net investment income                                  $1,409.2        $1,357.8       $1,294.0
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                       1997            1996           1995
                                                                         ---------       ---------       --------
             Securities available-for-sale:
               Fixed maturity securities                                    $ 3.6           $(3.5)         $ 4.2
               Equity securities                                              2.7             3.2            3.4
             Mortgage loans on real estate                                    1.6            (4.1)          (7.1)
             Real estate and other                                            3.2             4.1           (2.2)
                                                                           ------          ------         ------
                                                                            $11.1           $(0.3)         $(1.7)
                                                                           ======          ======         ======

         Fixed maturity securities with an amortized cost of $6.2 million as of December 31, 1997 and 1996 were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      FUTURE POLICY BENEFITS AND CLAIMS

         The liability for future policy benefits for investment contracts represents approximately 86% and 87% of the total liability for future policy benefits as of December 31, 1997 and 1996, respectively. The average interest rate credited on investment product policies was approximately 6.1%, 6.3% and 6.6% for the years ended December 31, 1997, 1996 and 1995, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              INTEREST RATES: Interest rates vary by issue year and were 6.9% and 6.6% in 1997 and 1996, respectively. Interest rates have generally ranged from 6.0% to 10.5% for previous issue years.

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $220.2 million and $240.5 million as of December 31, 1997 and 1996, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 11. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.


(5)      FEDERAL INCOME TAX

         The Company's current federal income tax liability was $60.1 million and $30.2 million as of December 31, 1997 and 1996, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1997 and 1996 are as follows:

             (in millions of dollars)                                        1997            1996
                                                                          ----------      ----------
             Deferred tax assets:
               Future policy benefits                                       $200.1          $183.0
               Liabilities in Separate Accounts                              242.0           188.4
               Mortgage loans on real estate and real estate                  19.0            23.4
               Other assets and other liabilities                             59.2            53.7
                                                                           -------          ------
                 Total gross deferred tax assets                             520.3           448.5
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                           -------          ------
                 Net deferred tax assets                                     513.3           441.5
                                                                           -------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             480.5           399.3
               Fixed maturity securities                                     193.3           133.2
               Deferred tax on realized investment gains                      40.1            37.6
               Equity securities and other long-term investments               7.5             8.2
               Other                                                          22.2            25.4
                                                                           -------          ------
                 Total gross deferred tax liabilities                        743.6           603.7
                                                                           -------          ------
                 Net deferred tax liability                                 $230.3          $162.2
                                                                           =======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1997, 1996 and 1995.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1997            1996            1995
                                                                   ---------       ---------       ---------
           Currently payable                                         $121.7          $116.5           $88.7
           Deferred tax expense (benefit)                              28.5            (5.6)           11.1
                                                                     ------          ------          ------
                                                                     $150.2          $110.9           $99.8
                                                                     ======          ======          ======

         Total federal income tax expense for the years ended December 31, 1997, 1996 and 1995 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           1997                     1996                     1995
                                                   ----------------------   ----------------------   ----------------------
         (in millions of dollars)                     Amount        %          Amount        %          Amount        %
                                                   ----------------------   ------------- --------   ------------- --------
         Computed (expected) tax expense               $150.5      35.0         $110.4      35.0         $100.6      35.0
         Tax exempt interest and dividends
           received deduction                             -         0.0           (0.2)     (0.1)           -         0.0
         Other, net                                      (0.3)     (0.1)           0.7       0.3           (0.8)     (0.3)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $150.2      34.9         $110.9      35.2         $ 99.8      34.7
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $91.8 million, $115.8 million and $51.8 million during the years ended December 31, 1997, 1996 and 1995, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(6)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 13.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:


                                                                         1997                              1996
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------

               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $13,204.1      $13,204.1         $12,304.6       $12,304.6
                     Equity securities                               80.4           80.4              59.1            59.1
                   Mortgage loans on real estate, net             5,181.6        5,509.7           5,272.1         5,397.9
                   Policy loans                                     415.3          415.3             371.8           371.8
                   Short-term investments                           358.4          358.4               4.8             4.8
                 Cash                                               175.6          175.6              43.8            43.8
                 Assets held in Separate Accounts                37,724.4       37,724.4          26,926.7        26,926.7

               Liabilities:
                 Investment contracts                            14,708.2       14,322.1          13,914.4        13,484.5
                 Policy reserves on life insurance contracts      3,345.4        3,182.4           3,392.8         3,197.5
                 Liabilities related to Separate Accounts        37,724.4       36,747.0          26,926.7        26,164.2




(7)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduce demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $341.4 million extending into 1998 were outstanding as of December 31, 1997. The Company also had $63.9 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1997.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (21% in 1996) in any geographic area and no more than 2% (2% in 1996) with any one borrower as of December 31, 1997. As of December 31, 1997, 46% (44% in 1996) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1997 and 1996. See note 4.

(8)      PENSION PLAN

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan (the Retirement Plan). Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1997, 1996 and 1995 were $7.5 million, $7.4 million and $10.5 million, respectively.

         The Company had no net accrued pension expense as of December 31, 1997 ($1.1 million as of December 31, 1996).

         The net periodic pension cost for the Retirement Plan as a whole for the years ended December 31, 1997 and 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the year ended December 31, 1995 follows:

              (in millions of dollars)                                   1997             1996              1995
                                                                     -----------      -----------       -----------

              Service cost (benefits earned during the period)        $   77.3         $   75.5          $   64.5
              Interest cost on projected benefit obligation              118.6            105.5              95.3
              Actual return on plan assets                              (328.0)          (210.6)           (249.3)
              Net amortization and deferral                              196.4            101.8             143.4
                                                                      --------         --------          --------
                                                                      $   64.3         $   72.2          $   53.9
                                                                      ========         ========          ========

         Basis for measurements, net periodic pension cost:


                                                                        1997             1996              1995
                                                                    -----------      -----------       -----------

              Weighted average discount rate                           6.50%            6.00%             7.50%
              Rate of increase in future compensation levels           4.75%            4.25%             6.25%
              Expected long-term rate of return on plan assets         7.25%            6.75%             8.75%

         Information regarding the funded status of the Retirement Plan as a whole as of December 31, 1997 and 1996 follows:

              (in millions of dollars)                                           1997              1996
                                                                             -----------       -----------
              Accumulated benefit obligation:
                Vested                                                         $1,547.5          $1,338.6
                Nonvested                                                          13.5              11.1
                                                                               --------         ---------
                                                                               $1,561.0          $1,349.7
                                                                               ========         =========

              Net accrued pension expense:
                Projected benefit obligation for services rendered to date     $2,033.8          $1,847.8
                Plan assets at fair value                                       2,212.9           1,947.9
                                                                              ---------         ---------
                  Plan assets in excess of projected benefit obligation           179.1             100.1
                Unrecognized prior service cost                                    34.7              37.9
                Unrecognized net gains                                           (330.7)           (202.0)
                Unrecognized net asset at transition                               33.3              37.2
                                                                              ---------         ---------
                                                                              $   (83.6)        $   (26.8)
                                                                              =========         =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Basis for measurements, funded status of plan:

                                                                                1997              1996
                                                                             -----------       -----------

              Weighted average discount rate                                   6.00%             6.50%
              Rate of increase in future compensation levels                   4.25%             4.75%

         Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

(9)      POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1997 and 1996 was $36.5 million and $34.9 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1997, 1996 and 1995 was $3.0 million, $3.3 million and $3.1 million, respectively.

         Information regarding the funded status of the plan as a whole as of December 31, 1997 and 1996 follows:


             (in millions of dollars)                                                         1997             1996
                                                                                          -----------       -----------
             Accrued postretirement benefit expense:
               Retirees                                                                    $   93.3          $   93.0
               Fully eligible, active plan participants                                        31.6              23.7
               Other active plan participants                                                 113.0              84.0
                                                                                           --------          --------
                 Accumulated postretirement benefit obligation                                237.9             200.7
               Plan assets at fair value                                                       69.2              63.0
                                                                                           --------          --------
                 Plan assets less than accumulated postretirement benefit obligation         (168.7)           (137.7)
               Unrecognized transition obligation of affiliates                                 1.5               1.7
               Unrecognized net losses (gains)                                                  1.6             (23.2)
                                                                                           --------          --------
                                                                                            $(165.6)          $(159.2)
                                                                                           ========          ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The amount of NPPBC for the plan as a whole for the years ended December 31, 1997, 1996 and 1995 was as follows:

             (in millions of dollars)                            1997          1996          1995
                                                              -----------   ------------  ------------
             Service cost (benefits attributed to employee
               service during the year)                          $  7.0        $  6.5        $  6.2
             Interest cost on accumulated postretirement
               benefit obligation                                  14.0          13.7          14.2
             Actual return on plan assets                          (3.6)         (4.3)         (2.7)
             Amortization of unrecognized transition
               obligation of affiliates                             0.2           0.2           3.0
             Net amortization and deferral                         (0.5)          1.8          (1.6)
                                                                -------        ------        ------
                                                                  $17.1         $17.9         $19.1
                                                                =======        ======        ======

         Actuarial assumptions used for the measurement of the APBO and the NPPBC for 1997, 1996 and 1995 were as follows:

                                                                 1997          1996          1995
                                                              -----------   -----------   -----------
             APBO:
               Discount rate                                  6.70%         7.25%         6.75%
               Assumed health care cost trend rate:
                 Initial rate                                12.13%        11.00%        11.00%
                 Ultimate rate                                6.12%         6.00%         6.00%
                 Uniform declining period                   12 Years      12 Years      12 Years

             NPPBC:
               Discount rate                                  7.25%         6.65%         8.00%
               Long term rate of return on plan
                 assets, net of tax                           5.89%         4.80%         8.00%
               Assumed health care cost trend rate:
                 Initial rate                                11.00%        11.00%        10.00%
                 Ultimate rate                                6.00%         6.00%         6.00%
                 Uniform declining period                    12 Years      12 Years      12 Years

         For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1997 by $0.4 million and have no impact on the NPPBC for the year ended December 31, 1997.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The statutory capital and surplus of NLIC as of December 31, 1997, 1996 and 1995 was $1.13 billion, $1.00 billion and $1.36 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1997, 1996 and 1995 was $111.7 million, $73.2 million and $86.5 million, respectively.

         As a result of the $850.0 million dividend paid on February 24, 1997, any dividend paid by NLIC during the twelve-month period immediately following the $850.0 million dividend would be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval. The Company has no reason to believe that any reasonably foreseeable dividend to be paid by NLIC would not receive the required approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     TRANSACTIONS WITH AFFILIATES

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1997, 1996 and 1995, the Company made lease payments to NMIC and its subsidiaries of $8.4 million, $9.1 million and $9.0 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $85.8 million, $101.6 million and $107.1 million in 1997, 1996 and 1995, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $20.5 million and $15.1 million as of December 31, 1997 and 1996, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1997 and 1996 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1997 and 1996 were:


                                                                   1997                          1996
                                                        ----------------------------  ----------------------------
             (in millions of dollars)                       NMIC          ELICW           NMIC          ELICW
                                                        -------------- -------------  ----------------------------
             Premiums                                       $ 91.4         $199.8         $ 97.3        $224.2
             Net investment income and other revenue        $ 10.7         $ 13.4         $ 10.9        $ 14.8
             Benefits, claims and other expenses            $100.7         $225.9         $100.5        $246.6


         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $211.0 million and $4.8 million as of December 31, 1997 and 1996, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46.9 million. As discussed in note 15, WCLIC is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1997 were $66.1 million, $76.9 million and $57.3 million, respectively.

(12)     BANK LINES OF CREDIT

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     CONTINGENCIES

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(14)     SEGMENT INFORMATION

         The Company has three product segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Fixed Annuities segment also includes the fixed option under the Company's variable annuity contracts. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses and investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         The following table summarizes revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1997, 1996 and 1995 and assets as of December 31, 1997, 1996 and 1995, by segment.

              (in millions of dollars)                                         1997               1996             1995
                                                                           -------------      ------------     ------------
              Revenues:
                  Variable Annuities                                         $    404.0        $    284.6       $    189.1
                  Fixed Annuities                                               1,141.4           1,092.6          1,052.0
                  Life Insurance                                                  473.1             435.6            409.1
                  Corporate and Other                                             198.9             180.1            148.5
                                                                            -----------        ----------       ----------
                                                                             $  2,217.4        $  1,992.9       $  1,798.7
                                                                            ===========        ==========       ==========

              Income from continuing operations before federal income tax expense:
                  Variable Annuities                                         $    150.9        $     90.3       $     50.8
                  Fixed Annuities                                                 169.5             135.4            137.0
                  Life Insurance                                                   70.9              67.2             67.6
                  Corporate and Other                                              38.6              22.6             32.2
                                                                            -----------        ----------       ----------
                                                                             $    429.9        $    315.5       $    287.6
                                                                            ===========        ==========       ==========

              Assets:
                  Variable Annuities                                         $ 35,278.7        $ 25,069.7       $ 17,333.0
                  Fixed Annuities                                              14,436.3          13,994.7         13,250.4
                  Life Insurance                                                3,901.4           3,353.3          3,027.4
                  Corporate and Other                                           6,174.3           5,348.6          4,896.8
                                                                            -----------        ----------       ----------
                                                                             $ 59,790.7        $ 47,766.3       $ 38,507.6
                                                                            ===========        ==========       ==========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(15)     DISCONTINUED OPERATIONS

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 11 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1997, 1996 and 1995 is as follows:


             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- ------------

             Revenues                                                             $    -         $   668.9     $   776.9
             Net income                                                           $    -         $    11.3     $    24.7

         A summary of the assets and liabilities of discontinued operations as of December 31, 1997, 1996 and 1995 is as follows:

             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- -------------

             Assets, consisting primarily of investments                            $247.3        $3,288.5      $3,206.7
             Liabilities, consisting primarily of policy benefits and claims        $247.3        $2,802.8      $2,700.0

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment No. 16 to Form S-6 Registration Statement comprises the following papers and documents:


The facing sheet.

Cross-reference to items required by Form N-8B-2.


The prospectus consisting of 110 pages.


Representations and Undertakings.

Accountants' Consent

The Signatures.

The following exhibits required by Forms N-8B-2 and S-6:


1.   Power of Attorney dated April 1, 1998.                     Attached hereto.

2.   Resolution   of  the   Depositor's   Board  of   Directors Included with the Registration  Statement on Form N-8B-2 for the
     authorizing the establishment of the Registrant, adopted   Nationwide VLI  Separate Account-2, and hereby incorporated herein by reference.

3.   Distribution Contracts                                     Included with the Registration  Statement on Form N-8B-2 for the
                                                                Nationwide  VLI  Separate  Account-2, and hereby incorporated herein by reference.

4.   Form of Security                                           Included  with  Post-Effective Amendment No. 3 and is  hereby incorporated herein by reference.

5.   Articles of Incorporation of Depositor                     Included with the Registration  Statement on Form N-8B-2 for the
                                                                Nationwide  VLI  Separate Account-2, and hereby  incorporated herein by reference.

6.   Application form of Security                               Included  with  Post-Effective  Amendment  No.  3 and is  hereby incorporated herein by reference.

7.   Opinion of Counsel                                         Included  with  Post-Effective  Amendment  No.  3 and is  hereby incorporated herein by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and the Company hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and the Company elect to be governed by Rule 6e-3(T)(b)(13)(i)(B) under the Act with respect to the Policies described in the prospectus. The Policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by the Company under the Policies. The Company represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the Policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by the Company, and will be made available to the Securities and Exchange Commission (the "Commission") on request.

(c) The Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

(d) The Company represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the Policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                          INDEPENDENT AUDITORS' CONSENT




The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-2:




We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the prospectus.




                                                      KPMG Peat Marwick LLP



Columbus, Ohio
April 29, 1998

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-2, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 16 and has duly caused this Post-Effective Amendment No. 16 to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on this 29th day of April, 1998.


                                     NATIONWIDE VLI SEPARATE ACCOUNT-2
                                     ---------------------------------
                                                (Registrant)
                                     NATIONWIDE LIFE INSURANCE COMPANY
                                     ---------------------------------
Attest:                                            (Sponsor)



W. SIDNEY DRUEN             By:               JOSEPH P. RATH
----------------------         ------------------------------------------------
W. Sidney Druen                                Joseph P. Rath
Assistant Secretary             Vice President-Product and Market Compliance




Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 has been signed below by the following persons in the capacities indicated on the 29th day of April, 1998.


              SIGNATURE                                               TITLE

LEWIS J. ALPHIN                                                    Director
-------------------------------------------------
Lewis J. Alphin

A. I. BELL                                                         Director
-------------------------------------------------
A. I. Bell

KEITH W. ECKEL                                                       Director
-------------------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                                   Director
-------------------------------------------------
Willard J. Engel

FRED C. FINNEY                                                     Director
-------------------------------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                                          Director
-------------------------------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                                                 President and Chief
-------------------------------------------------          Operating Office and Director
Joseph J. Gasper

DIMON R. McFERSON                                        Chairman and Chief Executive Officer
-------------------------------------------------   Nationwide Insurance Enterprise and Director
Dimon R. McFerson

DAVID O. MILLER                                       Chairman of the Board and Director
-------------------------------------------------
David O. Miller

YVONNE L. MONTGOMERY                                               Director
-------------------------------------------------
Yvonne L. Montgomery

C. RAY NOECKER                                                     Director
-------------------------------------------------
C. Ray Noecker

ROBERT A. OAKLEY                                           Executive Vice President-
-------------------------------------------------           Chief Financial Officer
Robert A. Oakley

JAMES F. PATTERSON                                                 Director                      By/s/JOSEPH P. RATH
-------------------------------------------------                                       ----------------------------
James F. Patterson                                                                                 Joseph P. Rath
                                                                                                  Attorney-in-Fact
ARDEN L. SHISLER                                                  Director
-------------------------------------------------
Arden L. Shisler

ROBERT L. STEWART                                                  Director
-------------------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                                    Director
-------------------------------------------------
Nancy C. Thomas

HAROLD W. WEIHL                                                    Director
-------------------------------------------------
Harold W. Weihl
